Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Bond Index Portfolio
September 30, 2024
VUSB-NPRT3-1124
1.9887312.106
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	100,000	104,054
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	116,000	111,790
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	150,000	135,983
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A3, 4.87% 2/15/2028	60,000	60,301
Carmax Auto Owner Tr 2022-3 Series 2022-3 Class A3, 3.97% 4/15/2027	250,136	248,991
Carmax Auto Owner Tr 2023-2 Series 2023-2 Class A3, 5.05% 1/18/2028	220,000	221,609
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	400,000	415,163
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	249,226
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	258,000	255,616
Ford Credit Auto Owner Trust 2023-A Series 2023-A Class A3, 4.65% 2/15/2028	156,000	156,391
Gm Finl Consumer Automobile Receivables Tr 2023-2 Series 2023-2 Class A3, 4.47% 2/16/2028	220,000	220,305
Hyundai Auto Receivables Trust 2022-B Series 2022-B Class A3, 3.72% 11/16/2026	150,593	149,928
Hyundai Auto Receivables Trust 2022-C Series 2022-C Class A3, 5.39% 6/15/2027	144,724	145,603
Hyundai Auto Receivables Trust 2023-A Series 2023-A Class A3, 4.58% 4/15/2027	220,000	220,240
TOTAL UNITED STATES		2,695,200
TOTAL ASSET-BACKED SECURITIES (Cost $2,720,510)		2,695,200

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank of America NA 6% 10/15/2036	250,000	276,362
Discover Bank 2.7% 2/6/2030	500,000	450,314
PNC Bank NA 3.875% 4/10/2025	260,000	258,638
Truist Bank 3.3% 5/15/2026	200,000	196,378
US Bank NA/Cincinnati OH 2.8% 1/27/2025	1,000,000	993,235

TOTAL BANK NOTES (Cost $2,220,699)		2,174,927

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	93,283	92,152
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	360,000	310,196
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	89,729
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	220,000	195,296
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	281,000	306,059
Benchmark 2019-B9 Mtg Tr Series 2019-B9 Class A5, 4.0156% 3/15/2052	130,000	125,828
Benchmark 2020-B19 Mtg Tr Series 2020-B19 Class A5, 1.85% 9/15/2053	410,000	344,929
Benchmark 2021-B24 Mtg Tr Series 2021-B24 Class A5, 2.5843% 3/15/2054	500,000	434,628
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	36,000	33,687
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	92,195
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	225,000	243,351
Citigroup Commercial Mortgage Trust 2015-GC29 Series 2015-GC29 Class A4, 3.192% 4/10/2048	80,000	79,099
Citigroup Commercial Mortgage Trust 2016-C1 Series 2016-C1 Class A4, 3.209% 5/10/2049	90,000	87,860
Citigroup Commercial Mortgage Trust 2018-B2 Series 2018-B2 Class A4, 4.009% 3/10/2051	1,000,000	984,783
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	123,000	121,695
Csail 2019-C17 Coml Mtg Tr Series 2019-C17 Class A4, 2.7628% 9/15/2052	200,000	185,181
Csail 2019-C17 Coml Mtg Tr Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	183,504
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	159,400	155,518
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	130,000	127,570
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	20,000	19,979
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	80,000	79,834
Freddie Mac Multifamily Structured Pass Through Certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	124,000	121,491
Freddie Mac Multifamily Structured Pass Through Certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	300,000	286,396
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	680,000	625,583
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	770,000	666,560
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	590,000	510,142
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	590,000	511,826
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	890,000	771,868
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	700,000	608,623
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	100,000	87,963
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	200,000	178,530
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	200,000	177,669
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	800,000	706,506
Freddie Mac Multifamily Structured Pass Through Certificates Series 2023-156 Class A2, 4.43% 2/25/2033	125,000	127,177
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	260,000	238,562
JPMBB Commercial Mortgage Securities Trust 2014-C24 Series 2014-C24 Class A5, 3.6385% 11/15/2047	85,789	85,189
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	414,554
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	100,000	90,665
UBS Commercial Mortgage Trust 2019-C16 Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	330,709
Wells Fargo Coml Mtg Tr 2019-C54 Series 2019-C54 Class A4, 3.146% 12/15/2052	538,000	504,098
Wells Fargo Coml Mtg Tr 2020-C55 Series 2020-C55 Class A5, 2.725% 2/15/2053	90,000	82,309
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	184,711
TOTAL UNITED STATES		11,604,204
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,938,146)		11,604,204

Foreign Government and Government Agency Obligations - 1.6%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Province of Alberta 1.3% 7/22/2030	130,000	112,918
Province of Alberta 3.3% 3/15/2028	75,000	74,002
Province of British Columbia 4.2% 7/6/2033	140,000	140,654
Province of British Columbia 4.9% 4/24/2029	200,000	209,364
Province of Ontario 1.05% 5/21/2027	1,413,000	1,318,866
Province of Ontario 1.125% 10/7/2030	175,000	149,592
Province of Ontario 2.125% 1/21/2032	200,000	176,713
Province of Ontario 2.3% 6/15/2026	50,000	48,732
Province of Ontario 2.5% 4/27/2026	115,000	112,580
Province of Quebec 1.9% 4/21/2031	220,000	194,636
Province of Quebec 2.75% 4/12/2027	95,000	92,795
Province of Quebec 3.625% 4/13/2028	250,000	248,884
Province of Quebec 4.25% 9/5/2034	50,000	50,333
TOTAL CANADA		2,930,069
CHILE - 0.1%
Chilean Republic 2.45% 1/31/2031	220,000	196,130
Chilean Republic 3.24% 2/6/2028	200,000	193,813
Chilean Republic 3.86% 6/21/2047	325,000	267,800
Chilean Republic 4.95% 1/5/2036	270,000	272,970
TOTAL CHILE		930,713
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	200,000	186,424
Indonesia Government 3.5% 2/14/2050	500,000	398,405
Indonesia Government 3.85% 10/15/2030	348,000	339,735
Indonesia Government 4.1% 4/24/2028	200,000	200,313
TOTAL INDONESIA		1,124,877
ISRAEL - 0.1%
Israel Government 2.75% 7/3/2030	210,000	184,013
Israel Government 3.25% 1/17/2028	200,000	188,896
Israel Government 3.375% 1/15/2050	225,000	152,718
Israel Government 5.5% 3/12/2034	200,000	200,463
TOTAL ISRAEL		726,090
ITALY - 0.1%
Italian Republic 2.375% 10/17/2024	550,000	549,296
Italian Republic 2.875% 10/17/2029	350,000	324,453
Italian Republic 4% 10/17/2049	200,000	153,680
TOTAL ITALY		1,027,429
KOREA (SOUTH) - 0.0%
Korean Republic 1% 9/16/2030	230,000	195,984
Korean Republic 4.5% 7/3/2029	200,000	206,238
TOTAL KOREA (SOUTH)		402,222
MEXICO - 0.3%
United Mexican States 3.25% 4/16/2030	1,971,000	1,806,422
United Mexican States 3.5% 2/12/2034	619,000	526,150
United Mexican States 4.5% 1/31/2050	480,000	381,451
United Mexican States 4.75% 3/8/2044	120,000	101,587
United Mexican States 4.75% 4/27/2032	387,000	372,101
United Mexican States 6.05% 1/11/2040	170,000	172,019
TOTAL MEXICO		3,359,730
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	714,000
Panamanian Republic 4.5% 4/16/2050	250,000	183,735
Panamanian Republic 6.7% 1/26/2036	100,000	104,406
TOTAL PANAMA		1,002,141
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	340,000	273,169
Peruvian Republic 2.78% 12/1/2060	100,000	60,329
Peruvian Republic 2.844% 6/20/2030	390,000	355,753
Peruvian Republic 3.55% 3/10/2051	170,000	128,962
Peruvian Republic 5.875% 8/8/2054	70,000	73,353
TOTAL PERU		891,566
PHILIPPINES - 0.2%
Philippine Republic 2.65% 12/10/2045	600,000	422,625
Philippine Republic 3% 2/1/2028	200,000	192,688
Philippine Republic 4.75% 3/5/2035	200,000	202,000
Philippine Republic 5% 7/17/2033	200,000	206,188
Philippine Republic 5.17% 10/13/2027	200,000	205,938
Philippine Republic 6.375% 10/23/2034	100,000	113,795
Philippine Republic 9.5% 2/2/2030	110,000	136,812
TOTAL PHILIPPINES		1,480,046
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	73,000	72,103
Republic of Poland 4.625% 3/18/2029	230,000	235,748
Republic of Poland 5.125% 9/18/2034	150,000	154,079
Republic of Poland 5.5% 3/18/2054	100,000	101,807
Republic of Poland 5.5% 4/4/2053	100,000	102,555
TOTAL POLAND		666,292
URUGUAY - 0.1%
Uruguay Republic 7.625% 3/21/2036	678,000	841,737
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,829,854)		15,382,912

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
CALIFORNIA - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	195,000	139,142
General Obligations - 0.2%
Golden St Tobacco Securtization Corp CA Tobacco Settlement Rev (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	80,000	69,919
Golden St Tobacco Securtization Corp CA Tobacco Settlement Rev (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	40,000	32,069
State of California 7.55% 4/1/2039	145,000	182,249
State of California 7.6% 11/1/2040	350,000	445,796
		730,033
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	150,000	108,137
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	175,000	126,230
		234,367
Transportation - 0.0%
Bay Area Toll Au CA Bridge Rev 6.263% 4/1/2049	75,000	85,417
Bay Area Toll Au CA Bridge Rev 7.043% 4/1/2050	75,000	92,522
		177,939
TOTAL CALIFORNIA		1,281,481
IDAHO - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	45,000	33,982
ILLINOIS - 0.1%
General Obligations - 0.1%
Illinois St Gen. Oblig. 5.1% 6/1/2033	470,588	477,975
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	250,000	285,430
TOTAL ILLINOIS		763,405
MASSACHUSETTS - 0.0%
Special Tax - 0.0%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019 B, 3.395% 10/15/2040	100,000	86,180
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	100,000	80,532
TOTAL MASSACHUSETTS		166,712
MICHIGAN - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	80,000	70,417
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	80,527
TOTAL MICHIGAN		150,944
NEW JERSEY - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	160,000	194,684
NEW YORK - 0.1%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	100,000	110,875
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	200,000	166,836
Transportation - 0.1%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	60,000	67,674
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	400,000	285,612
		353,286
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	100,000	109,033
TOTAL NEW YORK		740,030
OHIO - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	55,000	69,366
TEXAS - 0.0%
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	200,000	144,149
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	65,000	60,824
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	15,771
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	150,000	113,291
		189,886
TOTAL TEXAS		334,035
VIRGINIA - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	140,000	93,232
TOTAL MUNICIPAL SECURITIES (Cost $4,707,756)		3,827,871

Non-Convertible Corporate Bonds - 27.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
National Australia Bank Ltd/New York 4.966% 1/12/2026	260,000	262,796
Westpac Banking Corp 2.894% 2/4/2030 (b)	590,000	584,984
Westpac Banking Corp 3.133% 11/18/2041	60,000	45,905
Westpac Banking Corp 4.11% 7/24/2034 (b)	320,000	309,471
		1,203,156
Materials - 0.0%
Metals & Mining - 0.0%
BHP Billiton Finance USA Ltd 5% 9/30/2043	176,000	176,522
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	90,000	94,320
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	120,000	81,260
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	120,000	124,226
		476,328
TOTAL AUSTRALIA		1,679,484
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	83,000	80,114
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.5% 6/1/2050	100,000	95,323
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	78,000	74,142
Anheuser-Busch InBev Worldwide Inc 4.6% 6/1/2060	50,000	47,362
Anheuser-Busch InBev Worldwide Inc 4.75% 4/15/2058	140,000	134,440
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	461,000	460,929
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	270,000	289,032
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	130,000	140,141
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	190,000	214,070

TOTAL BELGIUM		1,455,439
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	300,000	285,300
Vale Overseas Ltd 6.4% 6/28/2054	60,000	63,012
		348,312
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	298,000	271,660
TOTAL BRAZIL		619,972
CANADA - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bell Canada 5.1% 5/11/2033	100,000	102,176
Bell Canada 5.55% 2/15/2054	20,000	20,891
TELUS Corp 3.4% 5/13/2032	130,000	118,996
		242,063
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.8% 3/15/2032	130,000	120,617
Rogers Communications Inc 4.55% 3/15/2052	160,000	138,550
Rogers Communications Inc 5% 3/15/2044	20,000	18,992
Rogers Communications Inc 7.5% 8/15/2038	50,000	60,085
		338,244
TOTAL COMMUNICATION SERVICES		580,307

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	558,000	550,272
Canadian Natural Resources Ltd 4.95% 6/1/2047	19,000	17,456
Cenovus Energy Inc 5.4% 6/15/2047	74,000	71,648
Enbridge Inc 2.5% 8/1/2033	100,000	83,977
Enbridge Inc 5.5% 12/1/2046	60,000	60,976
Enbridge Inc 5.625% 4/5/2034	140,000	146,834
Enbridge Inc 5.7% 3/8/2033	220,000	231,869
Enbridge Inc 7.2% 6/27/2054 (b)	90,000	94,356
Enbridge Inc 8.5% 1/15/2084 (b)	40,000	44,740
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (c)	40,000	40,104
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034 (c)	40,000	40,385
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054 (c)	40,000	40,491
Suncor Energy Inc 4% 11/15/2047	179,000	142,462
TransCanada PipeLines Ltd 4.1% 4/15/2030	190,000	187,016
TransCanada PipeLines Ltd 7.625% 1/15/2039	231,000	284,646
		2,037,232
Financials - 0.4%
Banks - 0.4%
Bank of Montreal 3.088% 1/10/2037 (b)	110,000	94,928
Bank of Montreal 5.266% 12/11/2026	300,000	307,111
Bank of Montreal 5.717% 9/25/2028	70,000	73,780
Bank of Nova Scotia/The 1.95% 2/2/2027	100,000	95,178
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	50,000	47,560
Bank of Nova Scotia/The 4.85% 2/1/2030	120,000	122,801
Bank of Nova Scotia/The 5.25% 6/12/2028	160,000	165,700
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	54,000	50,584
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	119,000	129,989
Royal Bank of Canada 0.75% 10/7/2024	480,000	479,662
Royal Bank of Canada 4.65% 1/27/2026	55,000	55,100
Royal Bank of Canada 5% 5/2/2033	130,000	134,498
Royal Bank of Canada 5.15% 2/1/2034	180,000	187,180
Royal Bank of Canada 6% 11/1/2027	100,000	105,537
Toronto-Dominion Bank/The 1.95% 1/12/2027	100,000	95,839
Toronto-Dominion Bank/The 2.45% 1/12/2032	90,000	78,849
Toronto-Dominion Bank/The 4.456% 6/8/2032	200,000	198,699
Toronto-Dominion Bank/The 5.156% 1/10/2028	360,000	370,793
		2,793,788
Capital Markets - 0.0%
Brookfield Finance Inc 2.724% 4/15/2031	312,000	279,909
Brookfield Finance Inc 4.85% 3/29/2029	80,000	81,575
Brookfield Finance Inc 5.968% 3/4/2054	50,000	54,305
Brookfield Finance Inc 6.35% 1/5/2034	30,000	33,005
		448,794
Insurance - 0.0%
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	90,000	93,247
Fairfax Financial Holdings Ltd 6.1% 3/15/2055 (c)	70,000	72,889
Manulife Financial Corp 5.375% 3/4/2046	40,000	41,393
		207,529
TOTAL FINANCIALS		3,450,111

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	210,000	135,363
Canadian Pacific Railway Co 1.75% 12/2/2026	140,000	133,203
Canadian Pacific Railway Co 2.45% 12/2/2031	140,000	123,191
Canadian Pacific Railway Co 3.1% 12/2/2051	140,000	99,940
Canadian Pacific Railway Co 4.2% 11/15/2069	70,000	56,563
		548,260
Professional Services - 0.0%
Thomson Reuters Corp 3.35% 5/15/2026	76,000	74,819
Thomson Reuters Corp 5.85% 4/15/2040	40,000	42,784
		117,603
TOTAL INDUSTRIALS		665,863

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.125% 3/15/2035	90,000	83,930
Nutrien Ltd 4.2% 4/1/2029	13,000	12,956
Nutrien Ltd 4.9% 3/27/2028	160,000	163,161
Nutrien Ltd 5% 4/1/2049	103,000	97,456
		357,503
Metals & Mining - 0.0%
Barrick Gold Corp 5.25% 4/1/2042	163,000	163,749
TOTAL MATERIALS		521,252

TOTAL CANADA		7,254,765
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	240,000	209,309
Alibaba Group Holding Ltd 3.15% 2/9/2051	245,000	174,909
		384,218
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	270,000	234,274
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	90,000	90,947
		325,221
TOTAL CHINA		709,439
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 9% 3/1/2031 (b)	180,000	222,713
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	220,000	159,314
TotalEnergies Capital SA 5.15% 4/5/2034	40,000	41,603
TotalEnergies Capital SA 5.488% 4/5/2054	40,000	41,338
TotalEnergies Capital SA 5.638% 4/5/2064	30,000	31,282
		273,537
TOTAL FRANCE		496,250
GERMANY - 0.3%
Financials - 0.3%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	200,000	198,633
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	150,000	142,704
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (b)	170,000	158,473
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	200,000	179,488
Deutsche Bank AG/New York NY 4.1% 1/13/2026	200,000	198,238
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	170,000	170,917
		1,048,453
Financial Services - 0.2%
Kreditanstalt fuer Wiederaufbau 0% 4/18/2036	200,000	126,132
Kreditanstalt fuer Wiederaufbau 0.375% 7/18/2025	2,072,000	2,011,609
Kreditanstalt fuer Wiederaufbau 2.875% 4/3/2028	14,000	13,667
Kreditanstalt fuer Wiederaufbau 4.75% 10/29/2030	170,000	179,876
		2,331,284
TOTAL GERMANY		3,379,737
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	60,000	56,510
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	250,000	240,075
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	150,000	125,426
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	150,000	149,620
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	220,000	221,211
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	200,000	200,099
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	150,000	153,552
		1,089,983
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030 (c)	200,000	206,613
TOTAL IRELAND		1,296,596
JAPAN - 0.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.271% 3/10/2025	310,000	306,614
Financials - 0.9%
Banks - 0.8%
Japan Bank for International Cooperation 0.625% 7/15/2025	750,000	728,916
Japan Bank for International Cooperation 1.25% 1/21/2031	580,000	493,478
Mitsubishi UFJ Financial Group Inc 2.193% 2/25/2025	740,000	731,833
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	210,000	200,957
Mitsubishi UFJ Financial Group Inc 3.287% 7/25/2027	150,000	147,032
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	290,000	259,447
Mitsubishi UFJ Financial Group Inc 3.777% 3/2/2025	84,000	83,609
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	150,000	144,728
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (b)	200,000	206,224
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	285,000	271,140
Mizuho Financial Group Inc 2.226% 5/25/2026 (b)	400,000	393,266
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	300,000	311,061
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	310,000	324,254
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	400,000	390,765
Sumitomo Mitsui Financial Group Inc 2.142% 9/23/2030	170,000	148,848
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	800,000	764,368
Sumitomo Mitsui Financial Group Inc 2.348% 1/15/2025	200,000	198,522
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	200,000	183,893
Sumitomo Mitsui Financial Group Inc 3.352% 10/18/2027	80,000	78,128
Sumitomo Mitsui Financial Group Inc 3.364% 7/12/2027	80,000	78,475
Sumitomo Mitsui Financial Group Inc 3.784% 3/9/2026	640,000	635,716
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	40,000	45,659
		6,820,319
Capital Markets - 0.1%
Nomura Holdings Inc 3.103% 1/16/2030	623,000	576,048
Financial Services - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	173,539
TOTAL FINANCIALS		7,569,906

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	200,000	177,942
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	272,000	211,481
		389,423
TOTAL JAPAN		8,265,943
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 2.875% 1/21/2025	350,000	348,164
Export-Import Bank of Korea 4% 9/11/2029	300,000	299,007
Export-Import Bank of Korea 5.125% 9/18/2028	380,000	394,858
Korea Development Bank/The 1.625% 1/19/2031	200,000	169,500

TOTAL KOREA (SOUTH)		1,211,529
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.35% 6/17/2054	40,000	41,750
ArcelorMittal SA 6.75% 3/1/2041 (b)	20,000	21,947
ArcelorMittal SA 6.8% 11/29/2032	80,000	89,241

TOTAL LUXEMBOURG		152,938
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	200,000	193,640
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	80,000	77,918
Southern Copper Corp 5.875% 4/23/2045	30,000	31,200
Southern Copper Corp 6.75% 4/16/2040	50,000	57,170
		166,288
TOTAL MEXICO		359,928
MULTI-NATIONAL - 0.9%
Financials - 0.9%
Banks - 0.6%
African Development Bank 0.875% 7/22/2026	160,000	151,799
Asian Development Bank 0.375% 9/3/2025	450,000	434,683
Asian Development Bank 0.75% 10/8/2030	100,000	84,335
Asian Development Bank 1.5% 10/18/2024	200,000	199,671
Asian Development Bank 1.875% 1/24/2030	610,000	557,726
Asian Development Bank 4.5% 8/25/2028	220,000	227,042
Asian Development Bank 5.82% 6/16/2028	110,000	117,815
Corp Andina de Fomento 4.125% 1/7/2028	59,000	59,259
Corp Andina de Fomento 5% 1/24/2029	170,000	175,605
European Investment Bank 0.75% 9/23/2030	250,000	211,461
European Investment Bank 0.875% 5/17/2030	18,000	15,462
European Investment Bank 1.75% 3/15/2029	1,350,000	1,246,297
European Investment Bank 3.75% 2/14/2033	100,000	99,297
European Investment Bank 4.875% 2/15/2036	110,000	119,026
Inter-American Development Bank 0.625% 7/15/2025	390,000	379,326
Inter-American Development Bank 1.125% 1/13/2031	290,000	247,975
Inter-American Development Bank 1.75% 3/14/2025	194,000	191,573
Inter-American Development Bank 2.25% 6/18/2029	1,029,000	967,307
Inter-American Development Bank 4.375% 1/24/2044	39,000	38,984
		5,524,643
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	110,000	113,001
Financial Services - 0.3%
International Bank for Reconstruction & Development 0.375% 7/28/2025	270,000	261,828
International Bank for Reconstruction & Development 0.5% 10/28/2025	218,000	209,925
International Bank for Reconstruction & Development 0.75% 8/26/2030	160,000	135,247
International Bank for Reconstruction & Development 0.875% 5/14/2030	176,000	151,156
International Bank for Reconstruction & Development 1.25% 2/10/2031	110,000	94,626
International Bank for Reconstruction & Development 1.625% 1/15/2025	155,000	153,635
International Bank for Reconstruction & Development 2.5% 11/22/2027	92,000	88,926
International Bank for Reconstruction & Development 3.625% 9/21/2029	260,000	259,541
International Bank for Reconstruction & Development 4% 7/25/2030	500,000	508,141
International Bank for Reconstruction & Development 4.75% 11/14/2033	290,000	309,188
International Bank for Reconstruction & Development 4.75% 2/15/2035	520,000	552,610
International Finance Corp 0.75% 8/27/2030	60,000	50,704
		2,775,527
TOTAL MULTI-NATIONAL		8,413,171
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA/NY 5.041% 3/5/2027	300,000	306,980
ING Groep NV 2.727% 4/1/2032 (b)	200,000	178,326
ING Groep NV 3.869% 3/28/2026 (b)	290,000	288,572

TOTAL NETHERLANDS		773,878
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 3.125% 4/6/2030	357,000	339,350
Equinor ASA 3.25% 11/18/2049	160,000	120,266
Equinor ASA 3.625% 9/10/2028	120,000	118,256

TOTAL NORWAY		577,872
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	149,362
Telefonica Emisiones SA 5.213% 3/8/2047	250,000	237,149
		386,511
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	200,000	209,061
Banco Santander SA 1.849% 3/25/2026	200,000	192,263
Banco Santander SA 2.749% 12/3/2030	200,000	176,713
Banco Santander SA 2.958% 3/25/2031	200,000	181,292
Banco Santander SA 5.538% 3/14/2030 (b)	400,000	413,617
Banco Santander SA 6.607% 11/7/2028	200,000	217,001
		1,389,947
TOTAL SPAIN		1,776,458
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 2.25% 3/22/2027	400,000	385,264
SWITZERLAND - 0.2%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	130,000	150,061
UBS Group AG 4.55% 4/17/2026	580,000	581,459
		731,520
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novartis Capital Corp 1.75% 2/14/2025	100,000	98,968
Novartis Capital Corp 2% 2/14/2027	320,000	307,235
Novartis Capital Corp 2.75% 8/14/2050	50,000	35,225
Novartis Capital Corp 3% 11/20/2025	460,000	454,686
Novartis Capital Corp 3.1% 5/17/2027	90,000	88,491
Novartis Capital Corp 4% 11/20/2045	35,000	31,380
		1,015,985
Industrials - 0.0%
Electrical Equipment - 0.0%
ABB Finance USA Inc 4.375% 5/8/2042	30,000	28,125
TOTAL SWITZERLAND		1,775,630
UNITED KINGDOM - 1.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 4.375% 5/30/2028	97,000	98,531
Vodafone Group PLC 5.25% 5/30/2048	170,000	167,600
Vodafone Group PLC 5.875% 6/28/2064	150,000	154,709
Vodafone Group PLC 6.15% 2/27/2037	139,000	153,177
		574,017
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 1.375% 9/29/2025	200,000	194,204
Diageo Capital PLC 2% 4/29/2030	200,000	178,256
		372,460
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	135,000	115,531
Unilever Capital Corp 2% 7/28/2026	280,000	270,998
		386,529
Tobacco - 0.2%
BAT Capital Corp 3.557% 8/15/2027	130,000	127,342
BAT Capital Corp 4.39% 8/15/2037	521,000	473,898
BAT Capital Corp 4.54% 8/15/2047	213,000	179,914
BAT Capital Corp 6.343% 8/2/2030	40,000	43,295
		824,449
Financials - 0.9%
Banks - 0.9%
Barclays PLC 2.279% 11/24/2027 (b)	400,000	381,428
Barclays PLC 2.852% 5/7/2026 (b)	516,000	509,213
Barclays PLC 5.088% 6/20/2030 (b)	726,000	728,328
Barclays PLC 5.501% 8/9/2028 (b)	220,000	225,682
HSBC Holdings PLC 2.848% 6/4/2031 (b)	380,000	345,918
HSBC Holdings PLC 2.871% 11/22/2032 (b)	200,000	175,862
HSBC Holdings PLC 4.292% 9/12/2026 (b)	1,260,000	1,254,241
HSBC Holdings PLC 5.402% 8/11/2033 (b)	250,000	258,976
HSBC Holdings PLC 5.597% 5/17/2028 (b)	290,000	298,139
HSBC Holdings PLC 6.1% 1/14/2042	190,000	218,431
HSBC Holdings PLC 6.8% 6/1/2038	449,000	506,513
HSBC Holdings PLC 7.39% 11/3/2028 (b)	220,000	238,172
Lloyds Banking Group PLC 4.45% 5/8/2025	200,000	199,354
Lloyds Banking Group PLC 4.582% 12/10/2025	1,518,000	1,512,640
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	500,000	523,944
NatWest Group PLC 3.073% 5/22/2028 (b)	290,000	280,181
NatWest Group PLC 5.583% 3/1/2028 (b)	300,000	307,737
NatWest Group PLC 5.847% 3/2/2027 (b)	200,000	203,551
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	200,000	211,892
		8,380,202
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	290,000	277,465
Astrazeneca Finance LLC 2.25% 5/28/2031	440,000	390,150
Astrazeneca Finance LLC 4.875% 3/3/2033	110,000	114,337
Astrazeneca PLC 4.375% 11/16/2045	45,000	42,096
Astrazeneca PLC 4.375% 8/17/2048	50,000	46,569
GlaxoSmithKline Capital Inc 3.875% 5/15/2028	130,000	129,420
		1,000,037
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.809% 6/12/2033	70,000	74,860
TOTAL UNITED KINGDOM		11,612,554
UNITED STATES - 22.1%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.6%
AT&T Inc 1.65% 2/1/2028	200,000	184,371
AT&T Inc 2.25% 2/1/2032	50,000	42,917
AT&T Inc 2.75% 6/1/2031	300,000	271,241
AT&T Inc 3.3% 2/1/2052	50,000	36,333
AT&T Inc 3.5% 6/1/2041	1,000,000	818,400
AT&T Inc 3.5% 9/15/2053	347,000	254,932
AT&T Inc 3.55% 9/15/2055	340,000	248,688
AT&T Inc 3.65% 6/1/2051	280,000	214,712
AT&T Inc 3.65% 9/15/2059	257,000	186,468
AT&T Inc 3.8% 2/15/2027	43,000	42,614
AT&T Inc 4.1% 2/15/2028	143,000	142,688
AT&T Inc 4.65% 6/1/2044	40,000	36,341
Sprint Capital Corp 8.75% 3/15/2032	120,000	148,790
Verizon Communications Inc 1.5% 9/18/2030	270,000	231,654
Verizon Communications Inc 2.1% 3/22/2028	540,000	503,839
Verizon Communications Inc 2.355% 3/15/2032	9,000	7,754
Verizon Communications Inc 2.65% 11/20/2040	60,000	44,209
Verizon Communications Inc 2.987% 10/30/2056	227,000	148,893
Verizon Communications Inc 3% 11/20/2060	230,000	148,442
Verizon Communications Inc 3.55% 3/22/2051	500,000	387,188
Verizon Communications Inc 3.875% 2/8/2029	210,000	207,175
Verizon Communications Inc 4% 3/22/2050	114,000	94,999
Verizon Communications Inc 4.016% 12/3/2029	100,000	98,542
Verizon Communications Inc 4.125% 8/15/2046	54,000	46,524
Verizon Communications Inc 4.272% 1/15/2036	276,000	263,762
Verizon Communications Inc 4.329% 9/21/2028	643,000	646,486
Verizon Communications Inc 5.012% 8/21/2054	38,000	36,950
Verizon Communications Inc 7.75% 12/1/2030	60,000	71,167
		5,566,079
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034	140,000	144,808
Walt Disney Co/The 2% 9/1/2029	50,000	45,452
Walt Disney Co/The 2.65% 1/13/2031	200,000	182,544
Walt Disney Co/The 2.75% 9/1/2049	100,000	68,087
Walt Disney Co/The 3.35% 3/24/2025	400,000	397,536
Walt Disney Co/The 3.5% 5/13/2040	30,000	25,548
Walt Disney Co/The 3.6% 1/13/2051	30,000	23,977
Walt Disney Co/The 3.8% 3/22/2030	110,000	108,222
Walt Disney Co/The 3.8% 5/13/2060	120,000	95,439
Walt Disney Co/The 4.7% 3/23/2050	100,000	97,040
		1,188,653
Interactive Media & Services - 0.1%
Alphabet Inc 1.1% 8/15/2030	200,000	172,205
Alphabet Inc 1.9% 8/15/2040	264,000	188,529
Alphabet Inc 2.05% 8/15/2050	170,000	105,860
Meta Platforms Inc 3.5% 8/15/2027	60,000	59,509
Meta Platforms Inc 3.85% 8/15/2032	60,000	58,327
Meta Platforms Inc 4.3% 8/15/2029	100,000	101,542
Meta Platforms Inc 4.45% 8/15/2052	150,000	138,314
Meta Platforms Inc 4.6% 5/15/2028	70,000	71,803
Meta Platforms Inc 4.75% 8/15/2034	70,000	71,449
Meta Platforms Inc 4.95% 5/15/2033	100,000	104,964
Meta Platforms Inc 5.4% 8/15/2054	150,000	157,148
Meta Platforms Inc 5.55% 8/15/2064	140,000	149,530
Meta Platforms Inc 5.6% 5/15/2053	60,000	65,052
		1,444,232
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	50,000	44,518
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	80,000	51,071
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	100,000	95,983
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	110,000	67,927
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	48,000	46,668
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	100,000	76,557
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	60,000	48,215
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	42,000	38,317
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	190,000	159,529
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	150,000	154,170
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	621,000	634,120
Comcast Corp 2.35% 1/15/2027	260,000	250,656
Comcast Corp 2.45% 8/15/2052	135,000	82,345
Comcast Corp 2.65% 2/1/2030	80,000	74,032
Comcast Corp 2.8% 1/15/2051	180,000	119,432
Comcast Corp 2.887% 11/1/2051	179,000	120,282
Comcast Corp 2.937% 11/1/2056	385,000	251,618
Comcast Corp 2.987% 11/1/2063	305,000	193,468
Comcast Corp 3.4% 4/1/2030	87,000	83,465
Comcast Corp 3.55% 5/1/2028	76,000	74,584
Comcast Corp 3.75% 4/1/2040	31,000	26,836
Comcast Corp 3.9% 3/1/2038	50,000	45,130
Comcast Corp 3.969% 11/1/2047	350,000	292,446
Comcast Corp 4.049% 11/1/2052	146,000	121,364
Comcast Corp 4.55% 1/15/2029	110,000	111,917
Comcast Corp 5.35% 5/15/2053	110,000	112,511
Comcast Corp 5.5% 5/15/2064	20,000	20,679
Discovery Communications LLC 3.625% 5/15/2030	220,000	198,210
Discovery Communications LLC 5.2% 9/20/2047	18,000	14,862
Fox Corp 4.709% 1/25/2029	34,000	34,434
Fox Corp 5.476% 1/25/2039	189,000	190,674
Fox Corp 5.576% 1/25/2049	23,000	22,665
Paramount Global 4.2% 6/1/2029	210,000	199,372
Paramount Global 4.95% 1/15/2031	190,000	179,215
Paramount Global 5.85% 9/1/2043	363,000	316,578
Time Warner Cable LLC 5.5% 9/1/2041	351,000	304,341
TWDC Enterprises 18 Corp 2.95% 6/15/2027	98,000	95,490
TWDC Enterprises 18 Corp 3% 2/13/2026	210,000	206,892
TWDC Enterprises 18 Corp 3% 7/30/2046	100,000	72,714
Warnermedia Holdings Inc 3.755% 3/15/2027	100,000	96,695
Warnermedia Holdings Inc 4.279% 3/15/2032	439,000	389,978
Warnermedia Holdings Inc 5.05% 3/15/2042	100,000	81,631
Warnermedia Holdings Inc 5.141% 3/15/2052	175,000	134,973
Warnermedia Holdings Inc 5.391% 3/15/2062	160,000	122,615
		6,059,179
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3% 2/15/2041	529,000	406,271
T-Mobile USA Inc 3.5% 4/15/2025	410,000	407,076
T-Mobile USA Inc 3.6% 11/15/2060	210,000	152,660
T-Mobile USA Inc 3.75% 4/15/2027	80,000	79,039
T-Mobile USA Inc 3.875% 4/15/2030	80,000	77,798
T-Mobile USA Inc 4.375% 4/15/2040	74,000	68,237
T-Mobile USA Inc 4.5% 4/15/2050	80,000	71,156
T-Mobile USA Inc 4.8% 7/15/2028	125,000	127,365
T-Mobile USA Inc 5.05% 7/15/2033	125,000	128,124
T-Mobile USA Inc 5.2% 1/15/2033	605,000	626,936
T-Mobile USA Inc 5.65% 1/15/2053	55,000	57,828
		2,202,490
TOTAL COMMUNICATION SERVICES		16,460,633

Consumer Discretionary - 1.5%
Automobile Components - 0.0%
Lear Corp 5.25% 5/15/2049	50,000	46,976
Automobiles - 0.3%
American Honda Finance Corp 1% 9/10/2025	220,000	213,295
American Honda Finance Corp 1.2% 7/8/2025	330,000	321,972
American Honda Finance Corp 4.9% 1/10/2034	130,000	132,229
American Honda Finance Corp 5.125% 7/7/2028	60,000	61,989
Ford Motor Co 3.25% 2/12/2032	30,000	25,549
Ford Motor Co 4.75% 1/15/2043	30,000	24,859
Ford Motor Co 5.291% 12/8/2046	110,000	99,768
Ford Motor Co 6.1% 8/19/2032	270,000	276,742
General Motors Co 5.4% 10/15/2029	100,000	102,520
General Motors Co 5.4% 4/1/2048	40,000	36,766
General Motors Co 5.95% 4/1/2049	220,000	218,063
General Motors Co 6.125% 10/1/2025	455,000	459,314
General Motors Co 6.75% 4/1/2046	69,000	75,099
General Motors Financial Co Inc 4.35% 4/9/2025	84,000	83,678
General Motors Financial Co Inc 5.6% 6/18/2031	80,000	82,144
General Motors Financial Co Inc 5.65% 1/17/2029	250,000	257,507
General Motors Financial Co Inc 5.8% 6/23/2028	410,000	425,370
General Motors Financial Co Inc 6.1% 1/7/2034	70,000	72,905
General Motors Financial Co Inc 6.4% 1/9/2033	100,000	106,632
		3,076,401
Broadline Retail - 0.2%
Amazon.com Inc 0.8% 6/3/2025	110,000	107,417
Amazon.com Inc 1% 5/12/2026	6,000	5,736
Amazon.com Inc 2.1% 5/12/2031	105,000	92,949
Amazon.com Inc 2.5% 6/3/2050	110,000	72,671
Amazon.com Inc 2.7% 6/3/2060	160,000	102,862
Amazon.com Inc 2.875% 5/12/2041	220,000	175,146
Amazon.com Inc 3.1% 5/12/2051	105,000	78,001
Amazon.com Inc 3.15% 8/22/2027	460,000	451,573
Amazon.com Inc 3.875% 8/22/2037	440,000	413,788
Amazon.com Inc 4.05% 8/22/2047	280,000	252,007
eBay Inc 4% 7/15/2042	40,000	34,114
eBay Inc 5.95% 11/22/2027	170,000	179,854
		1,966,118
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	130,000	107,834
Duke University 2.832% 10/1/2055	30,000	20,991
George Washington University/The 4.126% 9/15/2048	100,000	89,671
Massachusetts Institute of Technology 2.989% 7/1/2050	250,000	188,161
Massachusetts Institute of Technology 3.067% 4/1/2052	200,000	150,461
Northwestern University 3.662% 12/1/2057	100,000	81,803
President and Fellows of Harvard College 2.517% 10/15/2050	130,000	88,098
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	210,000	207,178
University of Chicago/The 3% 10/1/2052	100,000	74,569
University of Southern California 2.945% 10/1/2051	240,000	174,054
		1,182,820
Hotels, Restaurants & Leisure - 0.3%
Expedia Group Inc 3.8% 2/15/2028	50,000	49,063
Expedia Group Inc 5% 2/15/2026	160,000	160,858
Marriott International Inc/MD 3.125% 6/15/2026	390,000	382,529
Marriott International Inc/MD 4.875% 5/15/2029	300,000	305,921
Marriott International Inc/MD 5.35% 3/15/2035	100,000	102,488
McDonald's Corp 2.125% 3/1/2030	400,000	360,292
McDonald's Corp 2.625% 9/1/2029	150,000	140,534
McDonald's Corp 3.3% 7/1/2025	32,000	31,695
McDonald's Corp 3.5% 7/1/2027	91,000	89,735
McDonald's Corp 3.6% 7/1/2030	340,000	330,018
McDonald's Corp 3.625% 5/1/2043	20,000	16,488
McDonald's Corp 3.8% 4/1/2028	84,000	83,240
McDonald's Corp 4.2% 4/1/2050	80,000	69,166
McDonald's Corp 4.7% 12/9/2035	109,000	110,177
McDonald's Corp 5.15% 9/9/2052	50,000	50,033
Starbucks Corp 2.55% 11/15/2030	597,000	540,806
Starbucks Corp 4.5% 11/15/2048	50,000	45,094
		2,868,137
Household Durables - 0.0%
DR Horton Inc 5% 10/15/2034	50,000	50,695
Toll Brothers Finance Corp 4.35% 2/15/2028	60,000	59,686
Whirlpool Corp 4.75% 2/26/2029	160,000	161,544
Whirlpool Corp 5.5% 3/1/2033	20,000	20,408
		292,333
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032	70,000	65,923
Hasbro Inc 3.55% 11/19/2026	190,000	186,244
Hasbro Inc 3.9% 11/19/2029	30,000	28,930
		281,097
Specialty Retail - 0.5%
AutoNation Inc 1.95% 8/1/2028	100,000	90,186
AutoZone Inc 3.625% 4/15/2025	62,000	61,578
AutoZone Inc 4% 4/15/2030	150,000	147,251
AutoZone Inc 4.75% 2/1/2033	40,000	40,026
AutoZone Inc 5.1% 7/15/2029	10,000	10,301
AutoZone Inc 5.4% 7/15/2034	10,000	10,375
Home Depot Inc/The 2.7% 4/15/2030	146,000	135,816
Home Depot Inc/The 2.8% 9/14/2027	84,000	81,621
Home Depot Inc/The 2.95% 6/15/2029	686,000	654,974
Home Depot Inc/The 3.125% 12/15/2049	20,000	14,767
Home Depot Inc/The 3.35% 4/15/2050	100,000	76,862
Home Depot Inc/The 3.5% 9/15/2056	50,000	38,468
Home Depot Inc/The 3.9% 6/15/2047	29,000	24,769
Home Depot Inc/The 4.25% 4/1/2046	104,000	94,583
Home Depot Inc/The 4.5% 12/6/2048	90,000	84,168
Home Depot Inc/The 4.95% 6/25/2034	200,000	207,925
Home Depot Inc/The 5.3% 6/25/2054	250,000	262,740
Home Depot Inc/The 5.875% 12/16/2036	110,000	122,994
Lowe's Cos Inc 3.5% 4/1/2051	300,000	221,752
Lowe's Cos Inc 3.65% 4/5/2029	80,000	78,070
Lowe's Cos Inc 4.05% 5/3/2047	53,000	44,429
Lowe's Cos Inc 5% 4/15/2033	470,000	484,716
Lowe's Cos Inc 5.75% 7/1/2053	30,000	31,655
Lowe's Cos Inc 5.85% 4/1/2063	110,000	116,549
O'Reilly Automotive Inc 3.6% 9/1/2027	260,000	255,823
TJX Cos Inc/The 3.875% 4/15/2030	687,000	678,723
		4,071,121
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc 2.4% 3/27/2025	38,000	37,626
NIKE Inc 2.85% 3/27/2030	570,000	536,863
NIKE Inc 3.375% 3/27/2050	40,000	31,545
Tapestry Inc 7.85% 11/27/2033	110,000	119,275
		725,309
TOTAL CONSUMER DISCRETIONARY		14,510,312

Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Co/The 1.45% 6/1/2027	30,000	28,316
Coca-Cola Co/The 1.65% 6/1/2030	30,000	26,437
Coca-Cola Co/The 2.5% 6/1/2040	30,000	22,705
Coca-Cola Co/The 2.6% 6/1/2050	30,000	20,321
Coca-Cola Co/The 2.75% 6/1/2060	30,000	19,726
Coca-Cola Co/The 2.875% 5/5/2041	150,000	118,502
Coca-Cola Co/The 3.45% 3/25/2030	186,000	181,452
Coca-Cola Co/The 4.2% 3/25/2050	150,000	136,978
Coca-Cola Co/The 5% 5/13/2034	50,000	52,687
Coca-Cola Co/The 5.2% 1/14/2055	120,000	125,904
Constellation Brands Inc 3.6% 2/15/2028	63,000	61,604
Constellation Brands Inc 3.75% 5/1/2050	90,000	71,094
Constellation Brands Inc 5.25% 11/15/2048	50,000	49,918
Keurig Dr Pepper Inc 2.55% 9/15/2026	50,000	48,515
Keurig Dr Pepper Inc 3.8% 5/1/2050	190,000	153,621
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	19,627
Molson Coors Beverage Co 4.2% 7/15/2046	92,000	79,369
PepsiCo Inc 1.4% 2/25/2031	440,000	373,260
PepsiCo Inc 1.625% 5/1/2030	267,000	235,057
PepsiCo Inc 2.75% 10/21/2051	90,000	61,777
PepsiCo Inc 4% 3/5/2042	190,000	170,952
PepsiCo Inc 4% 5/2/2047	116,000	101,630
Pepsico Singapore Financing I Pte Ltd 4.7% 2/16/2034	50,000	51,051
		2,210,503
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp 1.375% 6/20/2027	395,000	370,520
Dollar General Corp 3.5% 4/3/2030	40,000	37,653
Dollar General Corp 5% 11/1/2032	110,000	109,370
Dollar General Corp 5.45% 7/5/2033	40,000	40,766
Dollar Tree Inc 4% 5/15/2025	248,000	246,546
Kroger Co/The 1.7% 1/15/2031	400,000	338,632
Kroger Co/The 2.65% 10/15/2026	230,000	223,227
Kroger Co/The 3.7% 8/1/2027	100,000	98,826
Kroger Co/The 4.65% 9/15/2029	50,000	50,276
Kroger Co/The 5.4% 1/15/2049	28,000	28,043
Kroger Co/The 5.5% 9/15/2054	80,000	80,512
Kroger Co/The 5.65% 9/15/2064	90,000	90,477
Sysco Corp 3.3% 2/15/2050	50,000	36,673
Sysco Corp 4.45% 3/15/2048	52,000	45,884
Sysco Corp 6.6% 4/1/2050	220,000	257,894
Target Corp 2.25% 4/15/2025	508,000	501,562
Target Corp 2.65% 9/15/2030	77,000	71,650
Target Corp 2.95% 1/15/2052	100,000	70,885
Target Corp 3.9% 11/15/2047	40,000	33,949
Target Corp 4% 7/1/2042	15,000	13,611
Walmart Inc 1.8% 9/22/2031	80,000	69,575
Walmart Inc 3.05% 7/8/2026	10,000	9,888
Walmart Inc 3.625% 12/15/2047	20,000	16,753
Walmart Inc 3.7% 6/26/2028	170,000	169,919
Walmart Inc 3.9% 4/15/2028	250,000	251,218
Walmart Inc 3.95% 6/28/2038	150,000	144,170
Walmart Inc 4.05% 6/29/2048	80,000	71,861
Walmart Inc 4.1% 4/15/2033	350,000	350,997
Walmart Inc 4.5% 4/15/2053	70,000	67,518
		3,898,855
Food Products - 0.3%
Archer-Daniels-Midland Co 2.5% 8/11/2026	450,000	437,705
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	100,469
Bunge Ltd Fin Corp 4.2% 9/17/2029	60,000	59,847
Bunge Ltd Fin Corp 4.65% 9/17/2034	60,000	59,870
Campbell Soup Co 4.15% 3/15/2028	80,000	80,062
Campbell Soup Co 4.8% 3/15/2048	60,000	56,062
Conagra Brands Inc 4.85% 11/1/2028	190,000	192,989
Conagra Brands Inc 5.3% 11/1/2038	13,000	13,052
Conagra Brands Inc 5.4% 11/1/2048	60,000	59,384
General Mills Inc 2.875% 4/15/2030	40,000	37,167
General Mills Inc 3% 2/1/2051	80,000	55,445
General Mills Inc 4.2% 4/17/2028	89,000	89,099
JM Smucker Co 6.2% 11/15/2033	270,000	298,654
Kellanova 3.25% 4/1/2026	200,000	196,810
Kellanova 4.5% 4/1/2046	32,000	29,129
Kraft Heinz Foods Co 3.75% 4/1/2030	220,000	214,617
Kraft Heinz Foods Co 4.375% 6/1/2046	140,000	123,906
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	95,355
Kraft Heinz Foods Co 5% 7/15/2035	150,000	154,664
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	99,964
Mondelez International Inc 4.125% 5/7/2028	270,000	269,335
Pilgrim's Pride Corp 3.5% 3/1/2032	100,000	88,789
Tyson Foods Inc 4% 3/1/2026	170,000	169,099
Tyson Foods Inc 4.875% 8/15/2034	70,000	69,735
Tyson Foods Inc 5.1% 9/28/2048	50,000	47,339
		3,098,547
Household Products - 0.1%
Church & Dwight Co Inc 5% 6/15/2052	40,000	39,236
Colgate-Palmolive Co 3.1% 8/15/2027	430,000	423,562
Kimberly-Clark Corp 1.05% 9/15/2027	110,000	101,238
Kimberly-Clark Corp 3.05% 8/15/2025	490,000	484,685
Kimberly-Clark Corp 3.1% 3/26/2030	22,000	20,971
Kimberly-Clark Corp 6.625% 8/1/2037	40,000	47,989
Procter & Gamble Co/The 3% 3/25/2030	105,000	100,582
Procter & Gamble Co/The 3.55% 3/25/2040	160,000	143,819
		1,362,082
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	200,000	173,581
Estee Lauder Cos Inc/The 4.375% 6/15/2045	70,000	63,371
Kenvue Inc 4.9% 3/22/2033	65,000	67,285
Kenvue Inc 5.05% 3/22/2028	65,000	67,260
Kenvue Inc 5.05% 3/22/2053	65,000	66,786
Kenvue Inc 5.2% 3/22/2063	20,000	20,529
		458,812
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026	110,000	106,632
Altria Group Inc 3.4% 5/6/2030	300,000	283,484
Altria Group Inc 3.7% 2/4/2051	110,000	81,178
Altria Group Inc 3.875% 9/16/2046	38,000	29,675
Altria Group Inc 4.45% 5/6/2050	80,000	67,032
Altria Group Inc 4.8% 2/14/2029	120,000	121,490
Altria Group Inc 5.8% 2/14/2039	100,000	105,135
Altria Group Inc 5.95% 2/14/2049	30,000	31,480
Altria Group Inc 6.2% 11/1/2028	70,000	74,521
Philip Morris International Inc 3.125% 3/2/2028	54,000	52,204
Philip Morris International Inc 4.375% 11/15/2041	265,000	241,158
Philip Morris International Inc 4.875% 2/15/2028	30,000	30,668
Philip Morris International Inc 5.125% 2/15/2030	190,000	197,106
Philip Morris International Inc 5.375% 2/15/2033	100,000	104,584
Philip Morris International Inc 6.375% 5/16/2038	100,000	114,259
		1,640,606
TOTAL CONSUMER STAPLES		12,669,405

Energy - 1.4%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	172,000	146,045
Halliburton Co 4.5% 11/15/2041	200,000	183,861
NOV Inc 3.6% 12/1/2029	110,000	104,387
		434,293
Oil, Gas & Consumable Fuels - 1.4%
Apache Corp 5.25% 2/1/2042	100,000	89,654
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	70,000	67,298
Cheniere Energy Partners LP 4.5% 10/1/2029	150,000	147,949
Chevron Corp 1.554% 5/11/2025	80,000	78,604
Chevron Corp 1.995% 5/11/2027	80,000	76,426
Chevron Corp 2.236% 5/11/2030	80,000	72,645
Chevron Corp 2.978% 5/11/2040	80,000	63,139
Chevron Corp 3.078% 5/11/2050	80,000	58,578
Chevron USA Inc 3.85% 1/15/2028	55,000	55,112
Chevron USA Inc 4.95% 8/15/2047	30,000	29,263
Columbia Pipeline Group Inc 5.8% 6/1/2045	20,000	20,625
ConocoPhillips 6.5% 2/1/2039	260,000	300,288
ConocoPhillips Co 5.7% 9/15/2063	50,000	53,327
ConocoPhillips Co 5.95% 3/15/2046	86,000	94,074
Continental Resources Inc/OK 4.9% 6/1/2044	30,000	25,657
Devon Energy Corp 5% 6/15/2045	100,000	89,277
Devon Energy Corp 5.75% 9/15/2054	90,000	87,596
Diamondback Energy Inc 4.25% 3/15/2052	120,000	97,277
Diamondback Energy Inc 6.25% 3/15/2053	120,000	128,554
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	60,000	46,562
Enbridge Energy Partners LP 5.875% 10/15/2025	76,000	76,704
Energy Transfer LP 5% 5/15/2050	160,000	144,547
Energy Transfer LP 5.75% 2/15/2033	490,000	512,471
Energy Transfer LP 5.8% 6/15/2038	70,000	72,884
Energy Transfer LP 6% 6/15/2048	356,000	364,480
Energy Transfer LP 6.25% 4/15/2049	50,000	52,575
Energy Transfer LP 6.55% 12/1/2033	170,000	187,682
Enterprise Products Operating LLC 3.125% 7/31/2029	70,000	66,841
Enterprise Products Operating LLC 3.95% 2/15/2027	85,000	84,764
Enterprise Products Operating LLC 4.2% 1/31/2050	418,000	356,614
Enterprise Products Operating LLC 4.25% 2/15/2048	105,000	90,745
Enterprise Products Operating LLC 4.95% 2/15/2035	50,000	50,776
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	100,000	98,640
Enterprise Products Operating LLC 5.35% 1/31/2033	100,000	104,960
Enterprise Products Operating LLC 5.55% 2/16/2055	50,000	51,651
Enterprise Products Operating LLC 7.55% 4/15/2038	20,000	24,785
EOG Resources Inc 4.375% 4/15/2030	510,000	513,757
Eqt Corp 7% 2/1/2030 (d)	90,000	98,263
Exxon Mobil Corp 3.452% 4/15/2051	330,000	255,712
Exxon Mobil Corp 4.227% 3/19/2040	421,000	394,139
Hess Corp 4.3% 4/1/2027	150,000	149,964
Hess Corp 7.125% 3/15/2033	130,000	150,032
Kinder Morgan Energy Partners LP 5% 3/1/2043	215,000	197,745
Kinder Morgan Energy Partners LP 5% 8/15/2042	100,000	93,151
Kinder Morgan Inc 4.3% 3/1/2028	112,000	112,199
Kinder Morgan Inc 5.2% 3/1/2048	30,000	28,022
Kinder Morgan Inc 5.2% 6/1/2033	250,000	253,077
Kinder Morgan Inc 5.55% 6/1/2045	220,000	217,387
Kinder Morgan Inc 7.75% 1/15/2032	110,000	128,476
Marathon Oil Corp 4.4% 7/15/2027	240,000	240,291
Marathon Oil Corp 5.7% 4/1/2034	50,000	53,654
Marathon Petroleum Corp 4.75% 9/15/2044	21,000	18,708
Marathon Petroleum Corp 5.125% 12/15/2026	410,000	416,437
MPLX LP 4.7% 4/15/2048	28,000	24,419
MPLX LP 4.8% 2/15/2029	30,000	30,467
MPLX LP 5.5% 2/15/2049	310,000	301,830
Occidental Petroleum Corp 5.2% 8/1/2029	70,000	71,162
Occidental Petroleum Corp 5.55% 10/1/2034	80,000	81,215
Occidental Petroleum Corp 6.6% 3/15/2046	220,000	236,717
ONEOK Inc 3.95% 3/1/2050	75,000	57,633
ONEOK Inc 4.25% 9/24/2027	30,000	30,029
ONEOK Inc 4.4% 10/15/2029	20,000	19,932
ONEOK Inc 4.45% 9/1/2049	40,000	33,366
ONEOK Inc 4.55% 7/15/2028	59,000	59,303
ONEOK Inc 4.75% 10/15/2031	90,000	90,000
ONEOK Inc 5% 3/1/2026	72,000	72,328
ONEOK Inc 5.05% 11/1/2034	70,000	69,681
ONEOK Inc 5.65% 11/1/2028	50,000	52,259
ONEOK Inc 5.7% 11/1/2054	70,000	69,602
ONEOK Inc 6.05% 9/1/2033	130,000	138,900
ONEOK Inc 6.1% 11/15/2032	220,000	236,827
ONEOK Inc 6.625% 9/1/2053	100,000	110,964
Ovintiv Inc 6.5% 2/1/2038	50,000	53,580
Ovintiv Inc 6.625% 8/15/2037	50,000	53,647
Phillips 66 2.15% 12/15/2030	70,000	61,316
Phillips 66 3.3% 3/15/2052	140,000	97,297
Phillips 66 3.9% 3/15/2028	94,000	93,019
Phillips 66 Co 3.15% 12/15/2029	170,000	160,744
Phillips 66 Co 4.95% 3/15/2035	120,000	118,714
Phillips 66 Co 5.65% 6/15/2054	30,000	30,253
Pioneer Natural Resources Co 1.125% 1/15/2026	230,000	221,169
Pioneer Natural Resources Co 1.9% 8/15/2030	19,000	16,658
Plains All American Pipeline LP / PAA Finance Corp 5.15% 6/1/2042	100,000	94,516
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	850,000	847,745
Schlumberger Investment SA 4.85% 5/15/2033	60,000	61,329
Shell International Finance BV 3.125% 11/7/2049	100,000	72,417
Shell International Finance BV 3.25% 4/6/2050	100,000	74,211
Shell International Finance BV 3.75% 9/12/2046	70,000	57,420
Shell International Finance BV 4.375% 5/11/2045	293,000	266,202
Spectra Energy Partners LP 3.375% 10/15/2026	158,000	155,214
Targa Resources Corp 6.125% 3/15/2033	250,000	268,285
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.5% 3/1/2030	230,000	234,209
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	66,000	61,816
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	180,000	143,071
Valero Energy Corp 2.85% 4/15/2025	190,000	187,839
Valero Energy Corp 3.65% 12/1/2051	100,000	72,917
Valero Energy Corp 4.35% 6/1/2028	20,000	19,990
Valero Energy Corp 6.625% 6/15/2037	30,000	33,633
Western Gas Partners LP 5.25% 2/1/2050 (d)	20,000	18,138
Western Gas Partners LP 5.3% 3/1/2048	100,000	90,812
Williams Cos Inc/The 2.6% 3/15/2031	160,000	141,388
Williams Cos Inc/The 3.75% 6/15/2027	35,000	34,483
Williams Cos Inc/The 4.85% 3/1/2048	83,000	75,699
Williams Cos Inc/The 5.4% 3/2/2026	120,000	121,556
Williams Cos Inc/The 5.65% 3/15/2033	60,000	62,793
		13,232,752
TOTAL ENERGY		13,667,045

Financials - 6.0%
Banks - 2.7%
Bank of America Corp 1.197% 10/24/2026 (b)	924,000	891,692
Bank of America Corp 2.482% 9/21/2036 (b)	90,000	75,942
Bank of America Corp 2.651% 3/11/2032 (b)	180,000	160,663
Bank of America Corp 2.676% 6/19/2041 (b)	200,000	150,376
Bank of America Corp 2.687% 4/22/2032 (b)	356,000	317,505
Bank of America Corp 2.972% 2/4/2033 (b)	90,000	80,599
Bank of America Corp 2.972% 7/21/2052 (b)	370,000	262,607
Bank of America Corp 3.419% 12/20/2028 (b)	220,000	214,017
Bank of America Corp 3.946% 1/23/2049 (b)	23,000	19,651
Bank of America Corp 3.97% 3/5/2029 (b)	125,000	123,527
Bank of America Corp 3.974% 2/7/2030 (b)	60,000	58,955
Bank of America Corp 4% 1/22/2025	370,000	368,874
Bank of America Corp 4.083% 3/20/2051 (b)	320,000	277,994
Bank of America Corp 4.271% 7/23/2029 (b)	80,000	79,789
Bank of America Corp 4.33% 3/15/2050 (b)	60,000	54,492
Bank of America Corp 5% 1/21/2044	400,000	406,945
Bank of America Corp 5.08% 1/20/2027 (b)	800,000	806,503
Bank of America Corp 5.288% 4/25/2034 (b)	500,000	519,839
Bank of America Corp 5.425% 8/15/2035 (b)	130,000	133,263
Bank of America Corp 5.872% 9/15/2034 (b)	260,000	280,503
Bank of America Corp 6.204% 11/10/2028 (b)	500,000	527,781
Citigroup Inc 2.976% 11/5/2030 (b)	270,000	251,265
Citigroup Inc 3.106% 4/8/2026 (b)	500,000	495,072
Citigroup Inc 3.29% 3/17/2026 (b)	170,000	168,603
Citigroup Inc 3.52% 10/27/2028 (b)	205,000	200,122
Citigroup Inc 3.98% 3/20/2030 (b)	160,000	156,684
Citigroup Inc 4.412% 3/31/2031 (b)	370,000	367,432
Citigroup Inc 4.6% 3/9/2026	550,000	551,462
Citigroup Inc 4.65% 7/23/2048	78,000	73,580
Citigroup Inc 5.3% 5/6/2044	80,000	81,390
Citigroup Inc 5.316% 3/26/2041 (b)	617,000	632,361
Citigroup Inc 5.411% 9/19/2039 (b)	70,000	69,803
Citigroup Inc 5.875% 2/22/2033	410,000	436,479
Citigroup Inc 6.27% 11/17/2033 (b)	100,000	109,852
Citizens Financial Group Inc 2.5% 2/6/2030	30,000	26,689
Citizens Financial Group Inc 2.638% 9/30/2032	78,000	64,317
Citizens Financial Group Inc 2.85% 7/27/2026	100,000	96,833
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	90,000	93,335
Comerica Inc 5.982% 1/30/2030 (b)	50,000	51,544
Fifth Third Bancorp 2.55% 5/5/2027	200,000	191,707
Fifth Third Bancorp 5.631% 1/29/2032 (b)	40,000	41,781
Fifth Third Bancorp 6.361% 10/27/2028 (b)	120,000	126,401
Fifth Third Bancorp 8.25% 3/1/2038	40,000	50,375
Huntington Bancshares Inc/OH 2.55% 2/4/2030	90,000	81,258
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	70,000	70,091
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	130,000	137,527
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	390,000	369,402
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	188,000	180,098
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	250,000	214,817
JPMorgan Chase & Co 2.083% 4/22/2026 (b)	200,000	196,809
JPMorgan Chase & Co 2.522% 4/22/2031 (b)	150,000	136,246
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	40,000	35,186
JPMorgan Chase & Co 2.58% 4/22/2032 (b)	239,000	213,149
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	720,000	667,013
JPMorgan Chase & Co 2.95% 10/1/2026	224,000	219,530
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	50,000	45,987
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	100,000	73,885
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	660,000	648,066
JPMorgan Chase & Co 3.882% 7/24/2038 (b)	734,000	670,573
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	43,000	42,541
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	30,000	29,888
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	200,000	200,927
JPMorgan Chase & Co 4.565% 6/14/2030 (b)	470,000	474,233
JPMorgan Chase & Co 4.95% 6/1/2045	135,000	134,815
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	200,000	205,645
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	150,000	156,440
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	880,000	920,846
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	120,000	127,232
KeyCorp 2.25% 4/6/2027	350,000	331,050
KeyCorp 6.401% 3/6/2035 (b)	50,000	54,363
M&T Bank Corp 4.553% 8/16/2028 (b)	170,000	170,229
M&T Bank Corp 5.053% 1/27/2034 (b)	40,000	39,676
PNC Financial Services Group Inc/The 1.15% 8/13/2026	514,000	486,531
PNC Financial Services Group Inc/The 2.2% 11/1/2024	70,000	69,811
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	90,000	93,017
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (b)	90,000	93,852
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	100,000	104,088
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	230,000	243,827
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	100,000	107,831
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (b)	30,000	32,413
Santander Holdings USA Inc 4.5% 7/17/2025	82,000	81,608
Santander Holdings USA Inc 6.124% 5/31/2027 (b)	350,000	357,518
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	100,000	105,058
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	40,000	44,969
Truist Financial Corp 1.2% 8/5/2025	700,000	680,602
Truist Financial Corp 1.267% 3/2/2027 (b)	29,000	27,653
Truist Financial Corp 4.916% 7/28/2033 (b)	50,000	49,032
Truist Financial Corp 5.153% 8/5/2032 (b)	10,000	10,242
Truist Financial Corp 5.711% 1/24/2035 (b)	230,000	242,302
Truist Financial Corp 5.867% 6/8/2034 (b)	100,000	106,309
Truist Financial Corp 6.123% 10/28/2033 (b)	30,000	32,383
US Bancorp 1.375% 7/22/2030	210,000	179,325
US Bancorp 2.491% 11/3/2036 (b)	50,000	42,196
US Bancorp 3.1% 4/27/2026	240,000	235,641
US Bancorp 4.839% 2/1/2034 (b)	150,000	149,895
US Bancorp 5.775% 6/12/2029 (b)	270,000	282,969
US Bancorp 5.836% 6/12/2034 (b)	60,000	64,064
US Bancorp 5.85% 10/21/2033 (b)	70,000	74,667
Wachovia Corp 5.5% 8/1/2035	140,000	145,805
Wells Fargo & Co 2.164% 2/11/2026 (b)	310,000	306,625
Wells Fargo & Co 2.188% 4/30/2026 (b)	340,000	334,464
Wells Fargo & Co 2.572% 2/11/2031 (b)	690,000	626,569
Wells Fargo & Co 3.068% 4/30/2041 (b)	100,000	78,862
Wells Fargo & Co 3.584% 5/22/2028 (b)	82,000	80,410
Wells Fargo & Co 4.1% 6/3/2026	1,194,000	1,189,931
Wells Fargo & Co 4.75% 12/7/2046	157,000	143,941
Wells Fargo & Co 4.897% 7/25/2033 (b)	130,000	131,490
Wells Fargo & Co 5.013% 4/4/2051 (b)	130,000	127,463
Wells Fargo & Co 5.375% 2/7/2035	100,000	105,572
Wells Fargo & Co 5.389% 4/24/2034 (b)	280,000	290,415
Wells Fargo & Co 5.557% 7/25/2034 (b)	200,000	209,834
Wells Fargo & Co 5.574% 7/25/2029 (b)	200,000	208,081
Wells Fargo & Co 5.606% 1/15/2044	80,000	82,668
Wells Fargo & Co 6.491% 10/23/2034 (b)	430,000	480,512
		25,536,571
Capital Markets - 1.4%
Ameriprise Financial Inc 2.875% 9/15/2026	100,000	97,845
Ameriprise Financial Inc 5.15% 5/15/2033	40,000	41,668
Ares Capital Corp 2.15% 7/15/2026	234,000	222,364
Ares Capital Corp 3.2% 11/15/2031	50,000	43,392
Ares Capital Corp 5.95% 7/15/2029	70,000	71,851
Ares Strategic Income Fund 5.6% 2/15/2030 (c)	90,000	89,288
Bank of New York Mellon Corp/The 1.8% 7/28/2031	80,000	68,650
Bank of New York Mellon Corp/The 3.85% 4/28/2028	27,000	26,842
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	240,000	242,809
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (b)	120,000	122,933
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	150,000	154,928
Bank of New York Mellon Corp/The 5.802% 10/25/2028 (b)	110,000	115,303
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (b)	140,000	158,230
BlackRock Funding Inc 4.6% 7/26/2027	30,000	30,583
BlackRock Funding Inc 5.25% 3/14/2054	100,000	103,618
BlackRock Funding Inc 5.35% 1/8/2055	30,000	31,581
BlackRock Inc 2.1% 2/25/2032	50,000	43,209
BlackRock Inc 4.75% 5/25/2033	160,000	164,638
Blackstone Private Credit Fund 2.7% 1/15/2025	160,000	158,787
Blackstone Private Credit Fund 4.7% 3/24/2025	180,000	179,551
Blackstone Private Credit Fund 5.25% 4/1/2030 (c)	70,000	68,958
Blackstone Private Credit Fund 5.95% 7/16/2029 (c)	50,000	50,909
Blackstone Private Credit Fund 7.3% 11/27/2028 (c)	50,000	53,208
Blue Owl Capital Corp 5.95% 3/15/2029	50,000	51,059
Charles Schwab Corp/The 1.65% 3/11/2031	70,000	59,334
Charles Schwab Corp/The 2% 3/20/2028	215,000	200,346
Charles Schwab Corp/The 3.2% 3/2/2027	350,000	342,092
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	140,000	153,043
Charles Schwab Corp/The 6.196% 11/17/2029 (b)	60,000	64,139
CME Group Inc 3.75% 6/15/2028	110,000	109,372
CME Group Inc 5.3% 9/15/2043	40,000	42,999
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	255,000	225,347
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	440,000	433,035
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	887,000	804,908
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	60,000	59,650
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	230,000	216,833
Goldman Sachs Group Inc/The 4.75% 10/21/2045	28,000	27,211
Goldman Sachs Group Inc/The 6.75% 10/1/2037	230,000	264,842
HPS Corporate Lending Fund 6.25% 9/30/2029 (c)	40,000	40,721
HPS Corporate Lending Fund 6.75% 1/30/2029 (c)	20,000	20,716
Intercontinental Exchange Inc 1.85% 9/15/2032	180,000	149,311
Intercontinental Exchange Inc 2.65% 9/15/2040	80,000	60,092
Intercontinental Exchange Inc 3% 6/15/2050	138,000	98,241
Intercontinental Exchange Inc 3% 9/15/2060	40,000	26,592
Intercontinental Exchange Inc 3.75% 9/21/2028	50,000	49,363
Intercontinental Exchange Inc 4.6% 3/15/2033	240,000	242,785
Invesco Finance PLC 3.75% 1/15/2026	110,000	109,145
Jefferies Financial Group Inc 2.75% 10/15/2032	100,000	85,308
Jefferies Financial Group Inc 4.15% 1/23/2030	40,000	39,064
Jefferies Financial Group Inc 4.85% 1/15/2027	100,000	101,231
Jefferies Financial Group Inc 5.875% 7/21/2028	140,000	146,041
Legg Mason Inc 5.625% 1/15/2044	20,000	20,891
LPL Holdings Inc 6.75% 11/17/2028	30,000	32,262
Moody's Corp 4.875% 12/17/2048	123,000	117,504
Moody's Corp 5% 8/5/2034	50,000	51,191
Morgan Stanley 2.188% 4/28/2026 (b)	940,000	925,280
Morgan Stanley 2.699% 1/22/2031 (b)	1,340,000	1,227,296
Morgan Stanley 3.591% 7/22/2028 (b)	210,000	205,769
Morgan Stanley 3.625% 1/20/2027	96,000	95,134
Morgan Stanley 3.772% 1/24/2029 (b)	300,000	295,059
Morgan Stanley 3.95% 4/23/2027	200,000	198,009
Morgan Stanley 3.971% 7/22/2038 (b)	120,000	108,752
Morgan Stanley 4.375% 1/22/2047	148,000	136,661
Morgan Stanley 4.457% 4/22/2039 (b)	295,000	282,776
Morgan Stanley 5.042% 7/19/2030 (b)	40,000	41,105
Morgan Stanley 5.164% 4/20/2029 (b)	200,000	205,572
Morgan Stanley 5.25% 4/21/2034 (b)	420,000	433,771
Morgan Stanley 5.297% 4/20/2037 (b)	140,000	141,059
Morgan Stanley 5.32% 7/19/2035 (b)	40,000	41,537
Morgan Stanley 5.597% 3/24/2051 (b)	90,000	98,571
Morgan Stanley 5.948% 1/19/2038 (b)	80,000	83,867
Morgan Stanley 6.342% 10/18/2033 (b)	320,000	355,851
Morgan Stanley 6.375% 7/24/2042	190,000	224,418
Nasdaq Inc 2.5% 12/21/2040	100,000	71,057
Nasdaq Inc 5.35% 6/28/2028	90,000	93,499
Nasdaq Inc 5.55% 2/15/2034	40,000	42,198
Nasdaq Inc 5.95% 8/15/2053	8,000	8,702
Nasdaq Inc 6.1% 6/28/2063	40,000	44,049
Northern Trust Corp 1.95% 5/1/2030	220,000	196,094
Raymond James Financial Inc 4.95% 7/15/2046	70,000	67,632
S&P Global Inc 2.3% 8/15/2060	100,000	56,940
S&P Global Inc 2.45% 3/1/2027	590,000	569,076
S&P Global Inc 4.75% 8/1/2028	140,000	143,203
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	30,000	30,816
State Street Corp 1.684% 11/18/2027 (b)	204,000	193,704
State Street Corp 4.821% 1/26/2034 (b)	100,000	101,201
State Street Corp 5.684% 11/21/2029 (b)	110,000	116,104
State Street Corp 6.123% 11/21/2034 (b)	30,000	32,748
		13,653,323
Consumer Finance - 0.6%
Ally Financial Inc 5.8% 5/1/2025	250,000	250,895
Ally Financial Inc 6.184% 7/26/2035 (b)	50,000	51,172
Ally Financial Inc 6.848% 1/3/2030 (b)	120,000	126,705
Ally Financial Inc 6.992% 6/13/2029 (b)	120,000	126,853
American Express Co 2.55% 3/4/2027	100,000	96,539
American Express Co 3.3% 5/3/2027	30,000	29,439
American Express Co 4.05% 12/3/2042	160,000	145,865
American Express Co 4.989% 5/26/2033 (b)	30,000	30,320
American Express Co 5.043% 5/1/2034 (b)	90,000	92,328
American Express Co 5.532% 4/25/2030 (b)	270,000	283,004
Capital One Financial Corp 3.75% 7/28/2026	70,000	69,028
Capital One Financial Corp 3.8% 1/31/2028	251,000	245,618
Capital One Financial Corp 5.817% 2/1/2034 (b)	250,000	260,154
Capital One Financial Corp 6.377% 6/8/2034 (b)	100,000	108,034
Capital One Financial Corp 7.624% 10/30/2031 (b)	120,000	136,384
Ford Motor Credit Co LLC 2.9% 2/16/2028	330,000	306,352
Ford Motor Credit Co LLC 6.798% 11/7/2028	280,000	295,626
Ford Motor Credit Co LLC 6.8% 5/12/2028	310,000	324,774
Ford Motor Credit Co LLC 7.2% 6/10/2030	200,000	215,471
John Deere Capital Corp 2.8% 7/18/2029	220,000	208,352
John Deere Capital Corp 4.75% 6/8/2026	740,000	750,394
John Deere Capital Corp 4.85% 10/11/2029	400,000	414,197
John Deere Capital Corp 5.05% 6/12/2034	50,000	52,205
Synchrony Financial 3.95% 12/1/2027	150,000	145,638
Synchrony Financial 5.15% 3/19/2029	159,000	158,639
Toyota Motor Credit Corp 3% 4/1/2025	580,000	575,457
Toyota Motor Credit Corp 4.55% 8/9/2029	80,000	81,285
Toyota Motor Credit Corp 4.7% 1/12/2033	70,000	71,369
Toyota Motor Credit Corp 4.8% 1/5/2034	120,000	122,359
Toyota Motor Credit Corp 5.45% 11/10/2027	380,000	396,012
		6,170,468
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033	200,000	208,942
Berkshire Hathaway Inc 4.5% 2/11/2043	33,000	32,852
Blue Owl Credit Income Corp 5.8% 3/15/2030 (c)	50,000	49,524
Blue Owl Credit Income Corp 6.6% 9/15/2029 (c)	30,000	30,776
Blue Owl Credit Income Corp 6.65% 3/15/2031	70,000	71,497
BP Capital Markets America Inc 3% 2/24/2050	240,000	166,199
BP Capital Markets America Inc 3.001% 3/17/2052	100,000	68,645
BP Capital Markets America Inc 4.812% 2/13/2033	300,000	304,013
BP Capital Markets America Inc 5.227% 11/17/2034	90,000	93,702
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	125,257
Corebridge Financial Inc 3.5% 4/4/2025	130,000	129,030
Corebridge Financial Inc 3.85% 4/5/2029	80,000	77,929
Corebridge Financial Inc 3.9% 4/5/2032	80,000	75,033
Corebridge Financial Inc 4.35% 4/5/2042	20,000	17,710
Corebridge Financial Inc 5.75% 1/15/2034	40,000	42,160
Corebridge Financial Inc 6.875% 12/15/2052 (b)	100,000	103,516
DH Europe Finance II Sarl 2.2% 11/15/2024	70,000	69,740
DH Europe Finance II Sarl 2.6% 11/15/2029	80,000	74,544
DH Europe Finance II Sarl 3.4% 11/15/2049	50,000	38,993
Equitable Holdings Inc 4.35% 4/20/2028	360,000	358,647
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	30,658	26,643
Fidelity National Information Services Inc 1.15% 3/1/2026	246,000	235,146
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	175,284
Fiserv Inc 3.5% 7/1/2029	80,000	77,291
Fiserv Inc 4.4% 7/1/2049	240,000	212,153
Global Payments Inc 1.2% 3/1/2026	346,000	330,674
Global Payments Inc 4.15% 8/15/2049	20,000	16,117
Global Payments Inc 5.4% 8/15/2032	140,000	143,702
Jackson Financial Inc 4% 11/23/2051	40,000	29,241
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	100,000	86,718
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	330,000	341,907
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 7.25% 11/15/2053 (c)	60,000	69,995
Mastercard Inc 2% 11/18/2031	240,000	207,397
Mastercard Inc 2.95% 6/1/2029	50,000	47,908
Mastercard Inc 3.3% 3/26/2027	38,000	37,466
Mastercard Inc 3.35% 3/26/2030	53,000	51,195
Mastercard Inc 3.85% 3/26/2050	115,000	97,255
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	170,000	166,708
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	100,000	102,573
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	60,000	64,995
PayPal Holdings Inc 1.65% 6/1/2025	70,000	68,692
PayPal Holdings Inc 2.3% 6/1/2030	120,000	108,777
PayPal Holdings Inc 4.4% 6/1/2032	100,000	100,283
PayPal Holdings Inc 5.25% 6/1/2062	30,000	30,288
PayPal Holdings Inc 5.5% 6/1/2054	60,000	63,143
Sixth Street Lending Partners 6.5% 3/11/2029 (c)	50,000	51,307
Visa Inc 1.1% 2/15/2031	250,000	209,459
Visa Inc 2.05% 4/15/2030	350,000	316,823
Visa Inc 2.7% 4/15/2040	150,000	117,990
Visa Inc 4.15% 12/14/2035	38,000	37,419
Western Union Co/The 2.85% 1/10/2025	70,000	69,504
Western Union Co/The 6.2% 11/17/2036	20,000	21,285
		5,854,047
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030	224,000	216,602
Allstate Corp/The 1.45% 12/15/2030	110,000	92,232
Allstate Corp/The 5.55% 5/9/2035	156,000	166,102
American International Group Inc 4.25% 3/15/2029	100,000	98,740
American International Group Inc 4.375% 6/30/2050	240,000	215,135
American International Group Inc 4.5% 7/16/2044	25,000	22,874
American International Group Inc 4.75% 4/1/2048	100,000	94,791
American International Group Inc 5.75% 4/1/2048 (b)	280,000	280,884
Aon Corp 3.75% 5/2/2029	120,000	117,112
Aon Global Ltd 4.75% 5/15/2045	50,000	46,708
Aon North America Inc 5.45% 3/1/2034	250,000	262,480
Arch Capital Group Ltd 7.35% 5/1/2034	20,000	23,719
Arch Capital Group US Inc 5.144% 11/1/2043	50,000	48,677
Arthur J Gallagher & Co 3.5% 5/20/2051	50,000	36,911
Arthur J Gallagher & Co 5.75% 3/2/2053	45,000	47,010
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	35,312
Assurant Inc 4.9% 3/27/2028	60,000	60,504
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	70,000	74,291
Athene Holding Ltd 3.5% 1/15/2031	20,000	18,619
Athene Holding Ltd 4.125% 1/12/2028	84,000	82,895
Athene Holding Ltd 6.15% 4/3/2030	180,000	193,675
Athene Holding Ltd 6.65% 2/1/2033	100,000	109,910
Baylor Scott & White Holdings 2.839% 11/15/2050	120,000	84,401
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	120,000	103,790
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	220,000	154,618
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	243,000	223,472
Brighthouse Financial Inc 3.85% 12/22/2051	30,000	20,758
Brighthouse Financial Inc 5.625% 5/15/2030	80,000	82,996
Brown & Brown Inc 4.2% 3/17/2032	110,000	105,343
Chubb INA Holdings LLC 1.375% 9/15/2030	350,000	300,090
Chubb INA Holdings LLC 4.35% 11/3/2045	128,000	118,145
Globe Life Inc 2.15% 8/15/2030	50,000	43,165
Hartford Financial Services Group Inc/The 4.4% 3/15/2048	70,000	62,475
Hartford Financial Services Group Inc/The 6.1% 10/1/2041	30,000	32,760
Lincoln National Corp 4.35% 3/1/2048	160,000	131,095
Markel Group Inc 3.35% 9/17/2029	30,000	28,468
Markel Group Inc 3.5% 11/1/2027	100,000	97,679
Markel Group Inc 4.15% 9/17/2050	40,000	32,661
Markel Group Inc 5% 5/20/2049	50,000	46,762
Marsh & McLennan Cos Inc 4.2% 3/1/2048	110,000	95,684
Marsh & McLennan Cos Inc 4.9% 3/15/2049	70,000	67,055
Marsh & McLennan Cos Inc 5.45% 3/15/2053	40,000	41,592
Marsh & McLennan Cos Inc 5.7% 9/15/2053	40,000	42,996
Marsh & McLennan Cos Inc 5.75% 11/1/2032	100,000	108,549
MetLife Inc 4.05% 3/1/2045	18,000	15,697
MetLife Inc 4.55% 3/23/2030	600,000	613,667
MetLife Inc 4.875% 11/13/2043	100,000	98,314
MetLife Inc 5.25% 1/15/2054	40,000	41,197
MetLife Inc 6.4% 12/15/2066 (b)	70,000	74,219
Principal Financial Group Inc 5.375% 3/15/2033	120,000	125,154
Progressive Corp/The 2.5% 3/15/2027	100,000	96,414
Progressive Corp/The 4.2% 3/15/2048	135,000	119,762
Prudential Financial Inc 3.878% 3/27/2028	23,000	22,797
Prudential Financial Inc 3.935% 12/7/2049	38,000	31,427
Prudential Financial Inc 4.35% 2/25/2050	285,000	253,127
Prudential Financial Inc 5.125% 3/1/2052 (b)	50,000	49,616
Prudential Financial Inc 6% 9/1/2052 (b)	40,000	41,449
Prudential Financial Inc 6.5% 3/15/2054 (b)	60,000	64,125
Reinsurance Group of America Inc 3.95% 9/15/2026	50,000	49,700
Reinsurance Group of America Inc 6% 9/15/2033	30,000	32,150
Travelers Cos Inc/The 2.55% 4/27/2050	200,000	129,883
Travelers Cos Inc/The 4% 5/30/2047	32,000	27,702
Travelers Cos Inc/The 4.1% 3/4/2049	50,000	43,447
Unum Group 4% 6/15/2029	100,000	98,005
Unum Group 4.125% 6/15/2051	20,000	15,772
Unum Group 6% 6/15/2054	30,000	31,248
Willis North America Inc 2.95% 9/15/2029	250,000	231,950
Willis North America Inc 5.35% 5/15/2033	20,000	20,588
		6,697,147
TOTAL FINANCIALS		57,911,556

Health Care - 2.8%
Biotechnology - 0.5%
Abbvie Inc 2.6% 11/21/2024	60,000	59,795
Abbvie Inc 2.95% 11/21/2026	50,000	48,947
Abbvie Inc 3.2% 11/21/2029	80,000	76,504
Abbvie Inc 3.8% 3/15/2025	61,000	60,783
Abbvie Inc 4.05% 11/21/2039	50,000	46,186
Abbvie Inc 4.25% 11/21/2049	390,000	349,331
Abbvie Inc 4.3% 5/14/2036	140,000	136,327
Abbvie Inc 4.5% 5/14/2035	440,000	438,592
Abbvie Inc 4.55% 3/15/2035	80,000	80,020
Abbvie Inc 4.7% 5/14/2045	120,000	116,121
Abbvie Inc 4.8% 3/15/2029	150,000	154,373
Abbvie Inc 4.875% 11/14/2048	100,000	98,422
Abbvie Inc 5.05% 3/15/2034	220,000	229,794
Abbvie Inc 5.4% 3/15/2054	150,000	159,054
Amgen Inc 3% 1/15/2052	30,000	21,196
Amgen Inc 3.15% 2/21/2040	410,000	327,192
Amgen Inc 3.2% 11/2/2027	56,000	54,550
Amgen Inc 3.375% 2/21/2050	110,000	83,812
Amgen Inc 4.2% 3/1/2033	260,000	252,539
Amgen Inc 4.4% 5/1/2045	102,000	91,557
Amgen Inc 4.663% 6/15/2051	190,000	174,019
Amgen Inc 4.875% 3/1/2053	50,000	47,014
Amgen Inc 5.15% 3/2/2028	480,000	494,261
Amgen Inc 5.25% 3/2/2033	100,000	104,108
Amgen Inc 5.65% 3/2/2053	182,000	191,451
Amgen Inc 5.75% 3/2/2063	140,000	147,774
Biogen Inc 3.25% 2/15/2051	270,000	189,863
Gilead Sciences Inc 2.8% 10/1/2050	180,000	122,418
Gilead Sciences Inc 4% 9/1/2036	40,000	37,605
Gilead Sciences Inc 4.15% 3/1/2047	60,000	52,570
Gilead Sciences Inc 4.5% 2/1/2045	311,000	287,983
		4,734,161
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 3.875% 9/15/2025	240,000	239,479
Abbott Laboratories 4.9% 11/30/2046	150,000	152,731
Baxter International Inc 1.915% 2/1/2027	180,000	170,452
Baxter International Inc 2.539% 2/1/2032	180,000	156,114
Becton Dickinson & Co 2.823% 5/20/2030	150,000	138,389
Becton Dickinson & Co 3.7% 6/6/2027	52,000	51,348
Becton Dickinson & Co 4.669% 6/6/2047	130,000	120,842
Becton Dickinson & Co 5.081% 6/7/2029	100,000	103,354
Boston Scientific Corp 3.75% 3/1/2026	120,000	118,915
Boston Scientific Corp 4% 3/1/2029	100,000	99,314
Boston Scientific Corp 4.7% 3/1/2049	140,000	133,316
GE HealthCare Technologies Inc 5.857% 3/15/2030	100,000	107,035
GE HealthCare Technologies Inc 5.905% 11/22/2032	140,000	151,647
Medtronic Inc 4.625% 3/15/2045	168,000	161,340
Solventum Corp 6% 5/15/2064 (c)	90,000	92,937
Stryker Corp 2.9% 6/15/2050	100,000	70,418
Stryker Corp 3.5% 3/15/2026	240,000	237,501
Stryker Corp 4.625% 9/11/2034	100,000	100,436
		2,405,568
Health Care Providers & Services - 1.3%
Aetna Inc 4.75% 3/15/2044	60,000	53,965
Aetna Inc 6.625% 6/15/2036	60,000	67,832
AHS Hospital Corp 2.78% 7/1/2051	250,000	171,454
Allina Health System 3.887% 4/15/2049	20,000	16,900
Banner Health 2.913% 1/1/2051	100,000	71,151
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	100,000	77,073
Bon Secours Mercy Health Inc 2.095% 6/1/2031	71,000	61,312
Cardinal Health Inc 3.41% 6/15/2027	67,000	65,656
Cardinal Health Inc 5.45% 2/15/2034	110,000	115,065
Cencora Inc 5.125% 2/15/2034	110,000	113,254
Centene Corp 2.45% 7/15/2028	100,000	92,092
Centene Corp 2.625% 8/1/2031	130,000	111,471
Centene Corp 3.375% 2/15/2030	260,000	239,595
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	79,000	54,414
Cigna Group/The 4.125% 11/15/2025	25,000	24,921
Cigna Group/The 4.375% 10/15/2028	30,000	30,117
Cigna Group/The 4.5% 2/25/2026	74,000	74,178
Cigna Group/The 4.8% 7/15/2046	465,000	435,399
Cigna Group/The 4.8% 8/15/2038	200,000	194,861
Cigna Group/The 4.9% 12/15/2048	30,000	28,253
CommonSpirit Health 2.76% 10/1/2024	740,000	740,000
CommonSpirit Health 3.91% 10/1/2050	125,000	100,557
CommonSpirit Health 4.35% 11/1/2042	100,000	89,420
CommonSpirit Health 5.318% 12/1/2034	100,000	103,341
CVS Health Corp 2.7% 8/21/2040	557,000	395,524
CVS Health Corp 3% 8/15/2026	20,000	19,539
CVS Health Corp 3.25% 8/15/2029	195,000	184,214
CVS Health Corp 3.625% 4/1/2027	170,000	167,632
CVS Health Corp 3.75% 4/1/2030	380,000	364,141
CVS Health Corp 4.1% 3/25/2025	32,000	31,899
CVS Health Corp 4.25% 4/1/2050	37,000	29,865
CVS Health Corp 4.3% 3/25/2028	264,000	263,289
CVS Health Corp 5% 1/30/2029	40,000	40,841
CVS Health Corp 5.05% 3/25/2048	131,000	119,568
CVS Health Corp 5.25% 2/21/2033	150,000	153,254
CVS Health Corp 5.3% 6/1/2033	70,000	71,534
CVS Health Corp 5.625% 2/21/2053	130,000	128,286
CVS Health Corp 6% 6/1/2063	90,000	91,741
CVS Health Corp 6.05% 6/1/2054	50,000	52,164
Elevance Health Inc 3.35% 12/1/2024	89,000	88,730
Elevance Health Inc 3.65% 12/1/2027	320,000	315,519
Elevance Health Inc 4.101% 3/1/2028	50,000	49,811
Elevance Health Inc 4.375% 12/1/2047	175,000	154,936
Elevance Health Inc 4.55% 3/1/2048	250,000	225,473
Elevance Health Inc 4.625% 5/15/2042	140,000	131,180
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	98,985
HCA Inc 4.5% 2/15/2027	1,013,000	1,014,289
HCA Inc 5.25% 6/15/2049	100,000	94,950
HCA Inc 5.6% 4/1/2034	200,000	208,410
HCA Inc 6% 4/1/2054	300,000	316,980
HCA Inc 6.1% 4/1/2064	70,000	73,738
Humana Inc 3.95% 3/15/2027	445,000	441,268
Humana Inc 4.625% 12/1/2042	80,000	71,765
Humana Inc 5.75% 12/1/2028	70,000	73,630
Humana Inc 5.75% 4/15/2054	70,000	71,650
Integris Baptist Medical Center Inc 3.875% 8/15/2050	83,000	65,438
Kaiser Foundation Hospitals 2.81% 6/1/2041	63,000	48,579
Kaiser Foundation Hospitals 3.266% 11/1/2049	80,000	60,910
Kaiser Foundation Hospitals 4.15% 5/1/2047	130,000	116,840
Mass General Brigham Inc 3.342% 7/1/2060	60,000	43,496
MyMichigan Health 3.409% 6/1/2050	33,000	24,827
Novant Health Inc 3.168% 11/1/2051	105,000	75,767
NYU Langone Hospitals 3.38% 7/1/2055	70,000	52,058
Orlando Health Obligated Grp 3.327% 10/1/2050	57,000	43,686
Piedmont Healthcare Inc 2.719% 1/1/2042	37,000	27,664
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	130,000	82,579
Sabra Health Care LP 5.125% 8/15/2026	50,000	50,285
Sutter Health 3.361% 8/15/2050	130,000	99,151
Trinity Health Corp 2.632% 12/1/2040	50,000	37,432
UnitedHealth Group Inc 1.15% 5/15/2026	180,000	172,088
UnitedHealth Group Inc 1.25% 1/15/2026	81,000	78,159
UnitedHealth Group Inc 2.9% 5/15/2050	120,000	84,055
UnitedHealth Group Inc 3.05% 5/15/2041	230,000	181,566
UnitedHealth Group Inc 3.5% 8/15/2039	772,000	665,448
UnitedHealth Group Inc 3.7% 8/15/2049	40,000	32,215
UnitedHealth Group Inc 3.75% 10/15/2047	30,000	24,623
UnitedHealth Group Inc 4.25% 1/15/2029	100,000	100,861
UnitedHealth Group Inc 4.45% 12/15/2048	102,000	92,750
UnitedHealth Group Inc 4.625% 7/15/2035	100,000	101,090
UnitedHealth Group Inc 4.7% 4/15/2029	340,000	348,701
UnitedHealth Group Inc 4.95% 5/15/2062	90,000	87,053
UnitedHealth Group Inc 5% 4/15/2034	40,000	41,301
UnitedHealth Group Inc 5.05% 4/15/2053	100,000	99,267
UnitedHealth Group Inc 5.15% 7/15/2034	150,000	156,553
UnitedHealth Group Inc 5.25% 2/15/2028	90,000	93,660
UnitedHealth Group Inc 5.35% 2/15/2033	90,000	95,599
UnitedHealth Group Inc 5.5% 7/15/2044	210,000	222,240
UnitedHealth Group Inc 5.625% 7/15/2054	110,000	118,008
UnitedHealth Group Inc 6.05% 2/15/2063	60,000	67,929
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	48,563
		12,417,527
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	60,000	60,168
Agilent Technologies Inc 4.75% 9/9/2034	60,000	59,900
Revvity Inc 2.25% 9/15/2031	90,000	76,837
Thermo Fisher Scientific Inc 2.6% 10/1/2029	250,000	233,465
Thermo Fisher Scientific Inc 4.95% 11/21/2032	210,000	218,690
Thermo Fisher Scientific Inc 5.086% 8/10/2033	20,000	20,922
		669,982
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 3.2% 6/15/2026	650,000	641,445
Bristol-Myers Squibb Co 3.7% 3/15/2052	330,000	262,181
Bristol-Myers Squibb Co 3.9% 3/15/2062	100,000	79,287
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	92,509
Bristol-Myers Squibb Co 4.55% 2/20/2048	42,000	38,717
Bristol-Myers Squibb Co 4.9% 2/22/2029	130,000	134,379
Bristol-Myers Squibb Co 5.2% 2/22/2034	190,000	200,368
Bristol-Myers Squibb Co 5.55% 2/22/2054	131,000	138,779
Bristol-Myers Squibb Co 5.75% 2/1/2031	70,000	75,813
Bristol-Myers Squibb Co 6.4% 11/15/2063	80,000	94,095
Eli Lilly & Co 2.25% 5/15/2050	200,000	125,963
Eli Lilly & Co 4.2% 8/14/2029	100,000	100,958
Eli Lilly & Co 4.6% 8/14/2034	100,000	101,569
Eli Lilly & Co 4.875% 2/27/2053	50,000	50,057
Eli Lilly & Co 5.05% 8/14/2054	100,000	102,466
Eli Lilly & Co 5.1% 2/9/2064	100,000	102,160
Haleon US Capital LLC 3.625% 3/24/2032	250,000	235,157
Johnson & Johnson 2.1% 9/1/2040	220,000	159,943
Johnson & Johnson 2.45% 3/1/2026	760,000	745,331
Johnson & Johnson 2.45% 9/1/2060	110,000	68,958
Johnson & Johnson 3.4% 1/15/2038	116,000	104,129
Johnson & Johnson 3.55% 3/1/2036	110,000	102,920
Johnson & Johnson 4.9% 6/1/2031	100,000	105,090
Merck & Co Inc 1.45% 6/24/2030	100,000	86,718
Merck & Co Inc 3.7% 2/10/2045	45,000	37,969
Merck & Co Inc 4.05% 5/17/2028	100,000	100,842
Merck & Co Inc 4.15% 5/18/2043	266,000	242,920
Merck & Co Inc 4.5% 5/17/2033	150,000	152,458
Merck & Co Inc 5% 5/17/2053	150,000	151,103
Mylan Inc 4.55% 4/15/2028	20,000	19,961
Pfizer Inc 2.55% 5/28/2040	125,000	93,681
Pfizer Inc 2.7% 5/28/2050	380,000	263,339
Pfizer Inc 3.45% 3/15/2029	70,000	68,591
Pfizer Inc 4% 12/15/2036	36,000	34,303
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2026	640,000	644,011
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	270,000	274,005
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	113,000	115,792
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	200,000	203,860
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	150,000	152,723
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	154,000	159,304
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	150,000	154,089
Royalty Pharma PLC 3.3% 9/2/2040	100,000	77,431
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	3,000	2,952
Viatris Inc 2.7% 6/22/2030	100,000	88,862
Viatris Inc 3.85% 6/22/2040	120,000	93,466
Viatris Inc 4% 6/22/2050	100,000	71,712
Zoetis Inc 4.45% 8/20/2048	60,000	54,375
		7,206,741
TOTAL HEALTH CARE		27,433,979

Industrials - 1.7%
Aerospace & Defense - 0.5%
Boeing Co 3.2% 3/1/2029	126,000	116,629
Boeing Co 3.6% 5/1/2034	170,000	144,869
Boeing Co 4.875% 5/1/2025	660,000	657,484
Boeing Co 5.705% 5/1/2040	836,000	815,679
Boeing Co 5.805% 5/1/2050	130,000	125,595
Boeing Co 6.528% 5/1/2034 (c)	150,000	160,990
General Dynamics Corp 2.125% 8/15/2026	160,000	154,895
General Dynamics Corp 3.625% 4/1/2030	140,000	136,855
General Dynamics Corp 4.25% 4/1/2050	50,000	45,163
General Electric Co 4.35% 5/1/2050	489,000	445,137
Huntington Ingalls Industries Inc 4.2% 5/1/2030	60,000	59,002
L3Harris Technologies Inc 4.854% 4/27/2035	100,000	100,199
L3Harris Technologies Inc 5.4% 1/15/2027	270,000	277,120
Lockheed Martin Corp 4.07% 12/15/2042	70,000	63,505
Lockheed Martin Corp 4.09% 9/15/2052	70,000	61,137
Lockheed Martin Corp 4.7% 5/15/2046	28,000	27,402
Lockheed Martin Corp 5.9% 11/15/2063	200,000	231,282
Northrop Grumman Corp 3.25% 1/15/2028	80,000	77,740
Northrop Grumman Corp 4.03% 10/15/2047	106,000	91,195
Northrop Grumman Corp 5.2% 6/1/2054	60,000	61,093
Northrop Grumman Corp 5.25% 5/1/2050	120,000	122,587
RTX Corp 3.75% 11/1/2046	30,000	24,507
RTX Corp 4.05% 5/4/2047	18,000	15,294
RTX Corp 4.125% 11/16/2028	260,000	259,346
RTX Corp 4.35% 4/15/2047	260,000	230,846
RTX Corp 4.45% 11/16/2038	370,000	352,399
RTX Corp 5.15% 2/27/2033	240,000	249,509
RTX Corp 6.1% 3/15/2034	200,000	220,796
		5,328,255
Air Freight & Logistics - 0.1%
FedEx Corp 4.05% 2/15/2048	150,000	123,879
FedEx Corp 4.25% 5/15/2030	175,000	174,964
FedEx Corp 4.9% 1/15/2034	130,000	132,655
FedEx Corp 4.95% 10/17/2048	102,000	95,931
United Parcel Service Inc 2.8% 11/15/2024	88,000	87,749
United Parcel Service Inc 4.875% 3/3/2033	360,000	372,511
United Parcel Service Inc 5.05% 3/3/2053	20,000	20,018
United Parcel Service Inc 5.5% 5/22/2054	140,000	149,324
United Parcel Service Inc 5.6% 5/22/2064	50,000	53,575
		1,210,606
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	50,000	48,317
Carrier Global Corp 2.722% 2/15/2030	100,000	92,452
Carrier Global Corp 3.377% 4/5/2040	195,000	161,090
Carrier Global Corp 3.577% 4/5/2050	50,000	39,416
Johnson Controls International plc / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	150,000	153,151
Johnson Controls International plc 5.125% 9/14/2045	6,000	5,827
Masco Corp 2% 2/15/2031	103,000	88,935
Masco Corp 3.125% 2/15/2051	52,000	36,069
Owens Corning 3.875% 6/1/2030	100,000	96,497
Owens Corning 4.4% 1/30/2048	20,000	16,961
Owens Corning 5.95% 6/15/2054	40,000	42,453
		781,168
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	419,070
Republic Services Inc 3.95% 5/15/2028	28,000	27,849
Veralto Corp 5.45% 9/18/2033	40,000	41,967
Waste Connections Inc 5% 3/1/2034	90,000	92,379
Waste Management Inc 4.875% 2/15/2029	390,000	403,148
Waste Management Inc 4.875% 2/15/2034	80,000	82,512
Waste Management Inc 4.95% 7/3/2027	40,000	41,078
Waste Management Inc 4.95% 7/3/2031	40,000	41,632
		1,149,635
Electrical Equipment - 0.1%
Emerson Electric Co 2% 12/21/2028	290,000	267,752
Regal Rexnord Corp 6.05% 4/15/2028	170,000	176,752
Regal Rexnord Corp 6.4% 4/15/2033	20,000	21,390
Rockwell Automation Inc 4.2% 3/1/2049	50,000	44,385
		510,279
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3% 4/1/2025	280,000	277,554
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	211,000	152,040
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	30,000	29,512
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	207,000	180,480
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	100,000	93,981
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	80,000	82,696
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	20,000	22,775
CSX Corp 2.4% 2/15/2030	80,000	73,251
CSX Corp 4.3% 3/1/2048	140,000	125,657
CSX Corp 4.5% 3/15/2049	160,000	148,077
CSX Corp 4.75% 11/15/2048	70,000	67,240
CSX Corp 6.15% 5/1/2037	140,000	157,989
Norfolk Southern Corp 2.9% 8/25/2051	110,000	74,098
Norfolk Southern Corp 3.8% 8/1/2028	63,000	62,393
Norfolk Southern Corp 4.05% 8/15/2052	90,000	75,110
Norfolk Southern Corp 4.1% 5/15/2121	60,000	45,397
Norfolk Southern Corp 4.15% 2/28/2048	38,000	32,819
Norfolk Southern Corp 4.45% 3/1/2033	150,000	149,582
Norfolk Southern Corp 5.35% 8/1/2054	50,000	51,370
Ryder System Inc 6.6% 12/1/2033	60,000	66,951
Uber Technologies Inc 4.3% 1/15/2030	50,000	49,823
Uber Technologies Inc 4.8% 9/15/2034	50,000	49,931
Uber Technologies Inc 5.35% 9/15/2054	50,000	49,589
Union Pacific Corp 2.75% 3/1/2026	160,000	157,041
Union Pacific Corp 2.891% 4/6/2036	79,000	67,974
Union Pacific Corp 2.973% 9/16/2062	290,000	187,363
Union Pacific Corp 3.25% 2/5/2050	50,000	37,737
Union Pacific Corp 3.55% 8/15/2039	130,000	113,526
Union Pacific Corp 3.6% 9/15/2037	38,000	34,099
Union Pacific Corp 3.839% 3/20/2060	70,000	55,929
Union Pacific Corp 5.15% 1/20/2063	120,000	121,003
		2,892,987
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	177,000	162,805
3M Co 2.65% 4/15/2025	24,000	23,733
3M Co 3% 8/7/2025	310,000	306,315
3M Co 3.05% 4/15/2030	19,000	18,022
3M Co 3.625% 10/15/2047	50,000	39,910
3M Co 3.7% 4/15/2050	24,000	19,484
3M Co 3.875% 6/15/2044	70,000	59,106
Honeywell International Inc 2.8% 6/1/2050	150,000	106,357
Honeywell International Inc 3.812% 11/21/2047	20,000	16,773
Honeywell International Inc 4.7% 2/1/2030	40,000	41,105
Honeywell International Inc 4.875% 9/1/2029	70,000	72,545
Honeywell International Inc 5% 3/1/2035	190,000	197,773
Honeywell International Inc 5.25% 3/1/2054	70,000	73,008
Honeywell International Inc 5.35% 3/1/2064	20,000	21,079
Trane Technologies Financing Ltd 3.8% 3/21/2029	125,000	123,213
		1,281,228
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027	530,000	490,174
Caterpillar Inc 3.25% 9/19/2049	110,000	84,478
Caterpillar Inc 4.75% 5/15/2064	40,000	38,021
Caterpillar Inc 5.2% 5/27/2041	100,000	104,493
Cummins Inc 4.875% 10/1/2043	110,000	107,843
Cummins Inc 4.9% 2/20/2029	60,000	62,034
Deere & Co 2.875% 9/7/2049	130,000	94,112
Eaton Corp 4.15% 3/15/2033	150,000	148,138
Eaton Corp 4.7% 8/23/2052	20,000	19,329
Illinois Tool Works Inc 4.875% 9/15/2041	70,000	70,141
Ingersoll Rand Inc 5.7% 8/14/2033	150,000	160,713
Otis Worldwide Corp 2.056% 4/5/2025	48,000	47,334
Otis Worldwide Corp 2.565% 2/15/2030	70,000	64,137
Otis Worldwide Corp 3.362% 2/15/2050	50,000	37,846
Parker-Hannifin Corp 3.25% 6/14/2029	60,000	57,590
Parker-Hannifin Corp 4% 6/14/2049	110,000	93,601
Stanley Black & Decker Inc 2.75% 11/15/2050	150,000	94,600
		1,774,584
Passenger Airlines - 0.1%
Southwest Airlines Co 5.125% 6/15/2027	595,000	605,969
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	173,426	164,392
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	48,883	51,303
		821,664
Professional Services - 0.0%
Leidos Inc 2.3% 2/15/2031	110,000	95,563
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.875% 1/15/2026	120,000	117,536
Air Lease Corp 2.875% 1/15/2032	70,000	61,656
Air Lease Corp 3.125% 12/1/2030	40,000	36,602
Air Lease Corp 3.25% 3/1/2025	88,000	87,282
Air Lease Corp 3.75% 6/1/2026	158,000	156,237
Air Lease Corp 5.2% 7/15/2031	70,000	71,557
GATX Corp 4.55% 11/7/2028	130,000	130,757
GATX Corp 4.9% 3/15/2033	80,000	79,899
GATX Corp 6.9% 5/1/2034	100,000	113,861
WW Grainger Inc 4.45% 9/15/2034	110,000	109,861
		965,248
TOTAL INDUSTRIALS		16,811,217

Information Technology - 1.9%
Communications Equipment - 0.0%
Cisco Systems Inc 4.8% 2/26/2027	370,000	378,098
Cisco Systems Inc 4.85% 2/26/2029	110,000	113,760
Cisco Systems Inc 5.05% 2/26/2034	110,000	115,522
Cisco Systems Inc 5.3% 2/26/2054	50,000	53,049
Cisco Systems Inc 5.5% 1/15/2040	90,000	97,370
Cisco Systems Inc 5.9% 2/15/2039	130,000	146,478
Motorola Solutions Inc 5.4% 4/15/2034	160,000	166,979
		1,071,256
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 5.25% 4/5/2034	130,000	135,819
Corning Inc 5.35% 11/15/2048	140,000	141,004
Dell International LLC / EMC Corp 5.3% 10/1/2029	390,000	406,214
Dell International LLC / EMC Corp 8.1% 7/15/2036	80,000	99,647
Dell International LLC / EMC Corp 8.35% 7/15/2046	187,000	252,875
Vontier Corp 2.4% 4/1/2028	60,000	55,134
		1,090,693
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	150,000	144,321
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	40,000	36,599
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	40,000	40,926
IBM International Capital Pte Ltd 4.6% 2/5/2029	180,000	183,164
International Business Machines Corp 1.95% 5/15/2030	175,000	154,831
International Business Machines Corp 2.95% 5/15/2050	175,000	121,256
International Business Machines Corp 3.5% 5/15/2029	843,000	819,326
International Business Machines Corp 4% 6/20/2042	90,000	79,233
International Business Machines Corp 4.15% 5/15/2039	100,000	92,110
International Business Machines Corp 5.6% 11/30/2039	50,000	53,839
		1,725,605
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052	30,000	27,926
Analog Devices Inc 2.8% 10/1/2041	130,000	98,503
Analog Devices Inc 2.95% 10/1/2051	40,000	28,235
Applied Materials Inc 4.35% 4/1/2047	28,000	26,138
Applied Materials Inc 5.85% 6/15/2041	70,000	78,701
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	1,324,000	1,293,689
Broadcom Inc 3.187% 11/15/2036 (c)	90,000	76,278
Broadcom Inc 3.419% 4/15/2033 (c)	82,000	74,505
Broadcom Inc 3.5% 2/15/2041 (c)	100,000	82,240
Broadcom Inc 4% 4/15/2029 (c)	70,000	68,948
Broadcom Inc 4.3% 11/15/2032	250,000	245,560
Broadcom Inc 4.55% 2/15/2032	190,000	189,855
Broadcom Inc 4.75% 4/15/2029	50,000	50,791
Broadcom Inc 4.8% 10/15/2034	190,000	189,842
Broadcom Inc 4.926% 5/15/2037 (c)	80,000	79,931
Broadcom Inc 5% 4/15/2030	50,000	51,708
Broadcom Inc 5.15% 11/15/2031	240,000	249,061
Intel Corp 3.25% 11/15/2049	110,000	73,992
Intel Corp 3.734% 12/8/2047	617,000	454,237
Intel Corp 4.875% 2/10/2028	100,000	101,048
Intel Corp 5.15% 2/21/2034	50,000	50,518
Intel Corp 5.2% 2/10/2033	710,000	719,334
Intel Corp 5.9% 2/10/2063	90,000	90,340
KLA Corp 4.65% 7/15/2032	110,000	112,575
KLA Corp 4.95% 7/15/2052	110,000	109,301
Lam Research Corp 2.875% 6/15/2050	150,000	104,802
Marvell Technology Inc 5.95% 9/15/2033	60,000	64,479
Micron Technology Inc 3.366% 11/1/2041	30,000	23,269
Micron Technology Inc 4.663% 2/15/2030	230,000	231,138
Micron Technology Inc 5.327% 2/6/2029	50,000	51,664
Micron Technology Inc 5.375% 4/15/2028	60,000	61,814
NVIDIA Corp 2% 6/15/2031	216,000	190,933
NVIDIA Corp 2.85% 4/1/2030	100,000	94,609
NVIDIA Corp 3.5% 4/1/2040	50,000	44,192
NVIDIA Corp 3.5% 4/1/2050	50,000	41,039
QUALCOMM Inc 1.65% 5/20/2032	54,000	44,875
QUALCOMM Inc 5.4% 5/20/2033	250,000	269,361
QUALCOMM Inc 6% 5/20/2053	120,000	135,993
Texas Instruments Inc 4.15% 5/15/2048	70,000	62,402
Texas Instruments Inc 4.85% 2/8/2034	60,000	62,379
Texas Instruments Inc 4.9% 3/14/2033	200,000	209,527
Texas Instruments Inc 5.05% 5/18/2063	40,000	40,138
		6,355,870
Software - 0.5%
Adobe Inc 4.95% 4/4/2034	70,000	72,993
Cadence Design Systems Inc 4.3% 9/10/2029	70,000	70,275
Cadence Design Systems Inc 4.7% 9/10/2034	40,000	40,249
Intuit Inc 5.5% 9/15/2053	70,000	75,237
Microsoft Corp 2.525% 6/1/2050	326,000	223,776
Microsoft Corp 2.921% 3/17/2052	534,000	392,058
Microsoft Corp 3.3% 2/6/2027	115,000	113,970
Microsoft Corp 3.4% 6/15/2027	210,000	208,614
Microsoft Corp 3.45% 8/8/2036	31,000	28,904
Microsoft Corp 4.2% 11/3/2035	170,000	172,202
Oracle Corp 1.65% 3/25/2026	207,000	198,980
Oracle Corp 2.5% 4/1/2025	80,000	79,077
Oracle Corp 2.95% 4/1/2030	360,000	334,755
Oracle Corp 3.25% 11/15/2027	96,000	93,456
Oracle Corp 3.6% 4/1/2050	300,000	228,391
Oracle Corp 3.8% 11/15/2037	110,000	97,327
Oracle Corp 3.85% 4/1/2060	80,000	60,220
Oracle Corp 3.9% 5/15/2035	220,000	203,366
Oracle Corp 4% 11/15/2047	397,000	325,955
Oracle Corp 4.2% 9/27/2029	290,000	289,413
Oracle Corp 4.7% 9/27/2034	70,000	69,816
Oracle Corp 4.9% 2/6/2033	250,000	254,628
Oracle Corp 5.375% 7/15/2040	641,000	653,827
Oracle Corp 5.375% 9/27/2054	70,000	69,957
Roper Technologies Inc 1% 9/15/2025	50,000	48,405
Roper Technologies Inc 1.4% 9/15/2027	50,000	46,311
Roper Technologies Inc 1.75% 2/15/2031	50,000	42,311
Roper Technologies Inc 2% 6/30/2030	330,000	289,903
Salesforce Inc 2.7% 7/15/2041	220,000	166,375
Salesforce Inc 2.9% 7/15/2051	20,000	13,958
VMware LLC 2.2% 8/15/2031	50,000	42,947
VMware LLC 4.7% 5/15/2030	100,000	100,749
		5,108,405
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc 1.125% 5/11/2025	772,000	756,385
Apple Inc 1.2% 2/8/2028	440,000	405,191
Apple Inc 1.25% 8/20/2030	50,000	43,294
Apple Inc 2.375% 2/8/2041	330,000	247,670
Apple Inc 2.55% 8/20/2060	200,000	131,787
Apple Inc 2.8% 2/8/2061	120,000	80,204
Apple Inc 2.95% 9/11/2049	240,000	177,711
Apple Inc 3% 11/13/2027	96,000	94,069
Apple Inc 3.2% 5/11/2027	200,000	197,326
Apple Inc 3.75% 11/13/2047	57,000	49,199
Apple Inc 3.85% 5/4/2043	369,000	332,572
Apple Inc 4.3% 5/10/2033	250,000	257,834
Apple Inc 4.5% 2/23/2036	90,000	93,133
Hewlett Packard Enterprise Co 4.55% 10/15/2029	130,000	129,666
Hewlett Packard Enterprise Co 5% 10/15/2034	130,000	128,703
Hewlett Packard Enterprise Co 5.6% 10/15/2054	60,000	58,903
HP Inc 2.2% 6/17/2025	160,000	157,082
HP Inc 4.2% 4/15/2032	110,000	106,623
		3,447,352
TOTAL INFORMATION TECHNOLOGY		18,799,181

Materials - 0.6%
Chemicals - 0.4%
Air Products and Chemicals Inc 1.5% 10/15/2025	100,000	97,322
Air Products and Chemicals Inc 2.05% 5/15/2030	60,000	53,904
Air Products and Chemicals Inc 2.7% 5/15/2040	60,000	46,021
Air Products and Chemicals Inc 2.8% 5/15/2050	100,000	69,149
Albemarle Corp 4.65% 6/1/2027	120,000	120,529
Albemarle Corp 5.65% 6/1/2052	20,000	18,735
Celanese US Holdings LLC 6.55% 11/15/2030	170,000	183,241
CF Industries Inc 4.95% 6/1/2043	70,000	65,840
Dow Chemical Co/The 2.1% 11/15/2030	250,000	221,986
Dow Chemical Co/The 3.6% 11/15/2050	200,000	150,680
Dow Chemical Co/The 4.8% 5/15/2049	50,000	45,626
Dow Chemical Co/The 7.375% 11/1/2029	46,000	52,337
DuPont de Nemours Inc 4.725% 11/15/2028	35,000	35,668
DuPont de Nemours Inc 5.319% 11/15/2038	411,000	447,562
Eastman Chemical Co 4.5% 12/1/2028	174,000	174,927
Eastman Chemical Co 5.75% 3/8/2033	80,000	84,556
Ecolab Inc 1.3% 1/30/2031	300,000	251,961
Ecolab Inc 2.7% 12/15/2051	20,000	13,441
International Flavors & Fragrances Inc 4.375% 6/1/2047	50,000	42,025
Linde Inc/CT 2% 8/10/2050	60,000	35,116
LYB International Finance II BV 3.5% 3/2/2027	166,000	162,680
LYB International Finance III LLC 3.375% 10/1/2040	20,000	15,774
LYB International Finance III LLC 3.625% 4/1/2051	120,000	89,434
LYB International Finance III LLC 4.2% 10/15/2049	100,000	81,994
LYB International Finance III LLC 5.5% 3/1/2034	50,000	52,005
Mosaic Co/The 4.05% 11/15/2027	90,000	89,135
Mosaic Co/The 5.45% 11/15/2033	50,000	51,659
RPM International Inc 5.25% 6/1/2045	30,000	29,277
Sherwin-Williams Co/The 3.45% 6/1/2027	290,000	285,181
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	64,403
Sherwin-Williams Co/The 4.5% 6/1/2047	50,000	45,617
Westlake Corp 3.6% 8/15/2026	625,000	616,381
		3,794,166
Construction Materials - 0.0%
Martin Marietta Materials Inc 2.4% 7/15/2031	100,000	87,274
Martin Marietta Materials Inc 2.5% 3/15/2030	90,000	82,118
		169,392
Containers & Packaging - 0.1%
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	155,431
Avery Dennison Corp 2.65% 4/30/2030	80,000	72,998
International Paper Co 4.8% 6/15/2044	155,000	146,447
Packaging Corp of America 5.7% 12/1/2033	80,000	85,106
WRKCo Inc 4.2% 6/1/2032	50,000	48,742
WRKCo Inc 4.65% 3/15/2026	290,000	290,174
		798,898
Metals & Mining - 0.1%
Freeport-McMoRan Inc 5.4% 11/14/2034	140,000	145,195
Newmont Corp 2.25% 10/1/2030	100,000	89,585
Newmont Corp 2.6% 7/15/2032	250,000	221,655
Newmont Corp 2.8% 10/1/2029	100,000	93,774
Newmont Corp 5.45% 6/9/2044	80,000	82,556
Nucor Corp 3.125% 4/1/2032	130,000	119,011
Nucor Corp 6.4% 12/1/2037	50,000	57,492
		809,268
TOTAL MATERIALS		5,571,724

Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	170,000	178,386
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	140,000	142,964
Piedmont Operating Partnership LP 3.15% 8/15/2030	30,000	26,161
Safehold GL Holdings LLC 6.1% 4/1/2034	30,000	31,704
VICI Properties LP 4.75% 2/15/2028	70,000	70,271
VICI Properties LP 4.95% 2/15/2030	60,000	60,355
VICI Properties LP 5.125% 5/15/2032	70,000	70,285
VICI Properties LP 6.125% 4/1/2054	40,000	41,926
Vornado Realty LP 3.5% 1/15/2025	110,000	109,174
WP Carey Inc 3.85% 7/15/2029	70,000	67,997
		799,223
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	125,000	103,434
Alexandria Real Estate Equities Inc 3% 5/18/2051	125,000	83,435
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	90,000	82,252
Healthpeak OP LLC 3% 1/15/2030	140,000	130,476
Omega Healthcare Investors Inc 5.25% 1/15/2026	230,000	230,848
Ventas Realty LP 4.4% 1/15/2029	40,000	39,882
Ventas Realty LP 4.875% 4/15/2049	160,000	149,133
Welltower OP LLC 4.95% 9/1/2048	76,000	73,583
		893,043
Industrial REITs - 0.0%
LXP Industrial Trust 6.75% 11/15/2028	50,000	53,492
Prologis LP 1.75% 2/1/2031	370,000	317,438
Prologis LP 3% 4/15/2050	145,000	101,378
Prologis LP 5% 1/31/2035	90,000	92,167
		564,475
Office REITs - 0.1%
Boston Properties LP 2.55% 4/1/2032	90,000	75,015
Boston Properties LP 2.9% 3/15/2030	80,000	71,868
Boston Properties LP 3.65% 2/1/2026	100,000	98,513
Boston Properties LP 5.75% 1/15/2035	40,000	40,795
Boston Properties LP 6.75% 12/1/2027	180,000	190,346
COPT Defense Properties LP 2.75% 4/15/2031	50,000	43,749
Highwoods Realty LP 4.125% 3/15/2028	80,000	77,593
Kilroy Realty LP 4.75% 12/15/2028	80,000	79,384
Kilroy Realty LP 6.25% 1/15/2036	40,000	40,955
		718,218
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.95% 8/15/2034	50,000	53,699
Digital Realty Trust LP 4.45% 7/15/2028	120,000	120,282
Essex Portfolio LP 2.65% 3/15/2032	170,000	148,023
Extra Space Storage LP 5.35% 1/15/2035	50,000	51,091
Extra Space Storage LP 5.4% 2/1/2034	20,000	20,656
Extra Space Storage LP 5.9% 1/15/2031	150,000	159,112
Mid-America Apartments LP 5% 3/15/2034	40,000	40,840
Tanger Properties LP 2.75% 9/1/2031	30,000	25,833
		619,536
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	130,000	131,350
American Homes 4 Rent LP 5.5% 2/1/2034	30,000	30,977
AvalonBay Communities Inc 2.3% 3/1/2030	130,000	117,445
AvalonBay Communities Inc 3.2% 1/15/2028	203,000	196,605
Camden Property Trust 4.9% 1/15/2034	60,000	60,375
ERP Operating LP 3.5% 3/1/2028	61,000	59,591
ERP Operating LP 4.15% 12/1/2028	330,000	329,302
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	50,000	51,478
Sun Communities Operating LP 2.7% 7/15/2031	80,000	69,954
UDR Inc 2.1% 6/15/2033	80,000	64,147
		1,111,224
Retail REITs - 0.3%
Agree LP 2% 6/15/2028	140,000	127,918
Brixmor Operating Partnership LP 4.05% 7/1/2030	41,000	39,864
Brixmor Operating Partnership LP 4.125% 5/15/2029	19,000	18,597
Brixmor Operating Partnership LP 5.5% 2/15/2034	40,000	41,171
Federal Realty OP LP 3.5% 6/1/2030	70,000	66,061
Federal Realty OP LP 5.375% 5/1/2028	50,000	51,346
Kimco Realty OP LLC 1.9% 3/1/2028	570,000	525,815
Kimco Realty OP LLC 3.3% 2/1/2025	180,000	178,780
Kite Realty Group LP 5.5% 3/1/2034	30,000	30,904
NNN REIT Inc 3% 4/15/2052	100,000	66,189
Realty Income Corp 2.1% 3/15/2028	90,000	83,714
Realty Income Corp 3.25% 1/15/2031	220,000	205,235
Realty Income Corp 3.4% 1/15/2028	230,000	224,403
Realty Income Corp 4.9% 7/15/2033	50,000	50,514
Realty Income Corp 5.125% 2/15/2034	70,000	71,568
Regency Centers LP 4.125% 3/15/2028	60,000	59,561
Regency Centers LP 5.1% 1/15/2035	50,000	50,885
Regency Centers LP 5.25% 1/15/2034	70,000	72,258
Simon Property Group LP 2.65% 7/15/2030	125,000	114,611
Simon Property Group LP 3.375% 12/1/2027	935,000	916,666
Simon Property Group LP 4.75% 9/26/2034	130,000	128,925
Simon Property Group LP 6.25% 1/15/2034	20,000	22,113
Simon Property Group LP 6.65% 1/15/2054	50,000	59,538
		3,206,636
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	160,000	140,918
American Tower Corp 3.1% 6/15/2050	160,000	111,500
American Tower Corp 3.6% 1/15/2028	32,000	31,229
American Tower Corp 3.8% 8/15/2029	70,000	68,105
American Tower Corp 5.9% 11/15/2033	110,000	118,210
Crown Castle Inc 1.35% 7/15/2025	79,000	76,959
Crown Castle Inc 2.25% 1/15/2031	280,000	242,794
Crown Castle Inc 3.25% 1/15/2051	40,000	28,485
Crown Castle Inc 3.7% 6/15/2026	100,000	98,783
Crown Castle Inc 5.1% 5/1/2033	160,000	162,008
CubeSmart LP 3% 2/15/2030	80,000	74,235
EPR Properties 3.75% 8/15/2029	70,000	65,458
Public Storage Operating Co 5.125% 1/15/2029	260,000	271,064
Public Storage Operating Co 5.35% 8/1/2053	30,000	31,012
Weyerhaeuser Co 4% 11/15/2029	160,000	156,862
		1,677,622
TOTAL REAL ESTATE		9,589,977

Utilities - 2.2%
Electric Utilities - 1.7%
AEP Texas Inc 5.4% 6/1/2033	100,000	102,715
AEP Transmission Co LLC 5.4% 3/15/2053	160,000	165,763
Alabama Power Co 6% 3/1/2039	180,000	199,712
American Electric Power Co Inc 5.625% 3/1/2033	140,000	147,707
Appalachian Power Co 3.3% 6/1/2027	110,000	107,376
Appalachian Power Co 4.45% 6/1/2045	18,000	15,638
Appalachian Power Co 4.5% 3/1/2049	90,000	78,554
Arizona Public Service Co 2.95% 9/15/2027	68,000	65,522
Arizona Public Service Co 3.5% 12/1/2049	100,000	73,549
Arizona Public Service Co 5.55% 8/1/2033	30,000	31,276
Baltimore Gas and Electric Co 2.9% 6/15/2050	200,000	137,171
Baltimore Gas and Electric Co 3.2% 9/15/2049	150,000	108,119
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	250,000	185,940
Commonwealth Edison Co 2.75% 9/1/2051	100,000	65,992
Commonwealth Edison Co 3.2% 11/15/2049	30,000	21,621
Commonwealth Edison Co 4% 3/1/2048	42,000	35,531
Commonwealth Edison Co 4.9% 2/1/2033	210,000	215,220
Commonwealth Edison Co 6.45% 1/15/2038	50,000	57,237
Connecticut Light and Power Co/The 4.9% 7/1/2033	140,000	143,291
Consolidated Edison Co of New York Inc 3% 12/1/2060	80,000	51,499
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	111,285
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	50,000	46,158
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	100,000	104,758
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	256,000	267,933
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	150,000	167,421
DTE Electric Co 3% 3/1/2032	100,000	91,361
DTE Electric Co 5.2% 3/1/2034	60,000	62,813
DTE Electric Co 5.4% 4/1/2053	110,000	115,500
Duke Energy Carolinas LLC 2.45% 8/15/2029	190,000	176,192
Duke Energy Carolinas LLC 3.95% 3/15/2048	31,000	25,815
Duke Energy Carolinas LLC 4.25% 12/15/2041	341,000	309,188
Duke Energy Corp 2.45% 6/1/2030	182,000	164,181
Duke Energy Corp 3.75% 9/1/2046	80,000	63,555
Duke Energy Corp 3.95% 8/15/2047	250,000	202,968
Duke Energy Corp 4.2% 6/15/2049	90,000	75,383
Duke Energy Florida LLC 6.35% 9/15/2037	110,000	124,435
Duke Energy Florida LLC 6.4% 6/15/2038	100,000	114,284
Duke Energy Indiana LLC 2.75% 4/1/2050	100,000	65,668
Duke Energy Ohio Inc 2.125% 6/1/2030	70,000	62,449
Duke Energy Ohio Inc 3.65% 2/1/2029	160,000	156,655
Duke Energy Progress LLC 3.7% 10/15/2046	170,000	136,796
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	104,826
Entergy Arkansas LLC 5.15% 1/15/2033	110,000	114,400
Entergy Arkansas LLC 5.75% 6/1/2054	30,000	32,329
Entergy Corp 0.9% 9/15/2025	400,000	386,482
Entergy Corp 7.125% 12/1/2054 (b)	40,000	41,474
Entergy Louisiana LLC 3.1% 6/15/2041	110,000	84,181
Entergy Louisiana LLC 4.2% 4/1/2050	70,000	59,339
Entergy Mississippi LLC 5% 9/1/2033	90,000	91,823
Entergy Tex Inc 3.55% 9/30/2049	29,000	22,038
Eversource Energy 2.55% 3/15/2031	120,000	104,778
Eversource Energy 3.3% 1/15/2028	62,000	59,859
Eversource Energy 3.45% 1/15/2050	60,000	44,733
Eversource Energy 5.45% 3/1/2028	150,000	155,512
Exelon Corp 3.4% 4/15/2026	150,000	148,161
Exelon Corp 4.05% 4/15/2030	230,000	226,486
Exelon Corp 4.45% 4/15/2046	144,000	128,160
Exelon Corp 5.45% 3/15/2034	30,000	31,468
FirstEnergy Corp 1.6% 1/15/2026	85,000	81,914
FirstEnergy Corp 5.1% 7/15/2047 (d)	140,000	128,303
Florida Power & Light Co 2.85% 4/1/2025	317,000	314,113
Florida Power & Light Co 2.875% 12/4/2051	150,000	103,831
Florida Power & Light Co 3.15% 10/1/2049	100,000	73,449
Florida Power & Light Co 4.05% 10/1/2044	90,000	79,660
Florida Power & Light Co 4.125% 6/1/2048	26,000	22,724
Florida Power & Light Co 5.1% 4/1/2033	70,000	73,226
Florida Power & Light Co 5.6% 6/15/2054	80,000	87,243
Georgia Power Co 4.95% 5/17/2033	200,000	205,598
Georgia Power Co 5.25% 3/15/2034	100,000	104,838
Indiana Michigan Power Co 3.75% 7/1/2047	100,000	79,445
Interstate Power and Light Co 2.3% 6/1/2030	93,000	83,234
Interstate Power and Light Co 3.6% 4/1/2029	80,000	77,754
Kentucky Utilities Co 5.125% 11/1/2040	100,000	100,390
MidAmerican Energy Co 3.65% 4/15/2029	190,000	186,657
MidAmerican Energy Co 3.65% 8/1/2048	30,000	24,115
MidAmerican Energy Co 5.8% 10/15/2036	100,000	109,575
MidAmerican Energy Co 5.85% 9/15/2054	80,000	89,097
Nevada Power Co 6% 3/15/2054	20,000	22,120
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	500,000	474,842
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	500,000	433,769
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	140,000	135,398
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (b)	90,000	94,410
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)	60,000	64,745
Northern States Power Co/MN 2.9% 3/1/2050	80,000	55,943
Northern States Power Co/MN 3.4% 8/15/2042	100,000	81,687
Northern States Power Co/MN 3.6% 9/15/2047	50,000	40,168
NSTAR Electric Co 4.95% 9/15/2052	50,000	48,748
Oglethorpe Power Corp 5.8% 6/1/2054 (c)	100,000	105,149
Ohio Power Co 5.65% 6/1/2034	120,000	126,840
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	71,708
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	120,000	99,083
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	150,731
Oncor Electric Delivery Co LLC 5.25% 9/30/2040	90,000	92,127
Oncor Electric Delivery Co LLC 5.35% 10/1/2052	20,000	20,460
Pacific Gas and Electric Co 2.1% 8/1/2027	210,000	196,801
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	77,670
Pacific Gas and Electric Co 3.5% 8/1/2050	682,000	493,893
Pacific Gas and Electric Co 5.55% 5/15/2029	130,000	135,036
Pacific Gas and Electric Co 6.75% 1/15/2053	100,000	114,017
PacifiCorp 5.8% 1/15/2055	150,000	157,370
PacifiCorp 6% 1/15/2039	235,000	254,055
PECO Energy Co 3.9% 3/1/2048	96,000	80,541
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	50,000	50,692
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	160,000	162,817
PPL Capital Funding Inc 4% 9/15/2047	20,000	15,406
PPL Electric Utilities Corp 3% 10/1/2049	100,000	71,696
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	20,676
Public Service Co of Colorado 3.7% 6/15/2028	87,000	85,735
Public Service Co of Colorado 6.25% 9/1/2037	182,000	203,965
Public Service Electric and Gas Co 2.45% 1/15/2030	70,000	64,153
Public Service Electric and Gas Co 2.7% 5/1/2050	100,000	67,297
Public Service Electric and Gas Co 3.15% 1/1/2050	70,000	51,633
Public Service Electric and Gas Co 3.6% 12/1/2047	44,000	35,241
Public Service Electric and Gas Co 3.65% 9/1/2042	70,000	58,513
Public Service Electric and Gas Co 5.2% 8/1/2033	40,000	42,119
Public Service Electric and Gas Co 5.3% 8/1/2054	50,000	52,380
Puget Sound Energy Inc 4.223% 6/15/2048	45,000	38,462
Southern California Edison Co 3.45% 2/1/2052	90,000	66,969
Southern California Edison Co 4% 4/1/2047	562,000	469,762
Southern California Edison Co 5.75% 4/15/2054	20,000	21,393
Southern California Edison Co 5.95% 2/1/2038	50,000	54,674
Southern Co/The 3.25% 7/1/2026	352,000	345,905
Southern Co/The 3.7% 4/30/2030	120,000	115,981
Southern Co/The 4.25% 7/1/2036	110,000	104,355
Southwestern Electric Power Co 3.85% 2/1/2048	190,000	147,899
Southwestern Public Service Co 3.75% 6/15/2049	80,000	62,785
Tampa Electric Co 4.45% 6/15/2049	100,000	90,205
Tucson Electric Power Co 5.5% 4/15/2053	50,000	51,197
Union Electric Co 5.45% 3/15/2053	130,000	135,699
Virginia Electric and Power Co 2.4% 3/30/2032	60,000	52,246
Virginia Electric and Power Co 3.3% 12/1/2049	60,000	43,653
Virginia Electric and Power Co 3.8% 9/15/2047	50,000	40,612
Virginia Electric and Power Co 4.6% 12/1/2048	52,000	47,960
Virginia Electric and Power Co 4.625% 5/15/2052	110,000	100,695
Virginia Electric and Power Co 5.05% 8/15/2034	120,000	123,184
Virginia Electric and Power Co 5.3% 8/15/2033	50,000	52,088
Virginia Electric and Power Co 5.35% 1/15/2054	20,000	20,451
Virginia Electric and Power Co 5.7% 8/15/2053	50,000	53,476
Wisconsin Power and Light Co 4.95% 4/1/2033	100,000	102,095
Xcel Energy Inc 3.4% 6/1/2030	63,000	59,780
Xcel Energy Inc 4% 6/15/2028	76,000	75,063
		15,601,669
Gas Utilities - 0.1%
Atmos Energy Corp 5.45% 10/15/2032	180,000	191,884
Atmos Energy Corp 5.9% 11/15/2033	80,000	87,912
Atmos Energy Corp 6.2% 11/15/2053	60,000	69,164
CenterPoint Energy Resources Corp 5.4% 7/1/2034	130,000	135,199
Eastern Energy Gas Holdings LLC Series A, 2.5% 11/15/2024	50,000	49,823
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	100,000	88,236
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	50,000	50,694
Southern California Gas Co 3.75% 9/15/2042	100,000	83,381
Southern California Gas Co 5.05% 9/1/2034	60,000	61,871
Southern California Gas Co 5.2% 6/1/2033	100,000	103,949
Southern Co Gas Capital Corp 3.95% 10/1/2046	308,000	253,797
Southwest Gas Corp 5.45% 3/23/2028	76,000	78,370
		1,254,280
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	70,000	60,624
Constellation Energy Generation LLC 5.8% 3/1/2033	130,000	139,446
Constellation Energy Generation LLC 6.5% 10/1/2053	70,000	80,907
Southern Power Co 4.95% 12/15/2046	80,000	75,210
		356,187
Multi-Utilities - 0.4%
Ameren Corp 5.7% 12/1/2026	200,000	205,607
Ameren Illinois Co 4.5% 3/15/2049	30,000	27,590
Ameren Illinois Co 4.95% 6/1/2033	140,000	144,026
Ameren Illinois Co 5.55% 7/1/2054	50,000	53,790
Berkshire Hathaway Energy Co 4.25% 10/15/2050	290,000	247,697
Berkshire Hathaway Energy Co 4.45% 1/15/2049	54,000	47,940
CenterPoint Energy Inc 3.7% 9/1/2049	80,000	61,424
CMS Energy Corp 4.875% 3/1/2044	40,000	38,408
Consumers Energy Co 2.5% 5/1/2060	100,000	61,810
Consumers Energy Co 4.625% 5/15/2033	130,000	131,572
Consumers Energy Co 4.9% 2/15/2029	110,000	113,466
Dominion Energy Inc 3.375% 4/1/2030	720,000	682,398
Dominion Energy Inc 4.6% 3/15/2049	50,000	44,068
Dominion Energy Inc 4.7% 12/1/2044	26,000	23,484
Dominion Energy Inc 7% 6/15/2038	130,000	152,486
DTE Energy Co 2.85% 10/1/2026	140,000	136,282
DTE Energy Co 4.95% 7/1/2027	220,000	223,713
NiSource Inc 0.95% 8/15/2025	280,000	271,135
NiSource Inc 2.95% 9/1/2029	190,000	178,019
NiSource Inc 3.49% 5/15/2027	50,000	49,123
NiSource Inc 3.95% 3/30/2048	46,000	37,714
NiSource Inc 5.25% 2/15/2043	156,000	155,114
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	104,738
Public Service Enterprise Group Inc 5.875% 10/15/2028	70,000	73,827
Public Service Enterprise Group Inc 6.125% 10/15/2033	30,000	32,677
Puget Energy Inc 4.1% 6/15/2030	200,000	192,673
San Diego Gas & Electric Co 5.35% 4/1/2053	100,000	102,645
San Diego Gas & Electric Co 5.55% 4/15/2054	50,000	52,839
Sempra 6% 10/15/2039	274,000	292,126
WEC Energy Group Inc 4.75% 1/15/2028	100,000	101,572
		4,039,963
Water Utilities - 0.0%
American Water Capital Corp 3.75% 9/1/2047	280,000	228,259
TOTAL UTILITIES		21,480,358

TOTAL UNITED STATES		214,905,387
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $284,474,520)		267,238,858

U.S. Government Agency - Mortgage Securities - 26.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 26.2%
Fannie Mae 2% 2/1/2051	886,871	737,539
Fannie Mae 2.5% 11/1/2032	29,232	27,962
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	395,535	353,597
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,500,278	1,342,145
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	757,228	677,414
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	357,532	319,624
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	749,785	670,288
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	217,776	172,152
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	303,435	271,262
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,696,684	1,342,285
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	405,019	320,040
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	522,194	467,969
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	185,492	146,573
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	193,862	153,248
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	306,180	280,917
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	936,297	856,994
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	228,950	190,399
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	486,926	406,611
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	495,169	455,395
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	57,222	52,375
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	593,733	494,131
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	51,844	43,147
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	72,993	60,748
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	41,807	34,663
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	984,910	901,490
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,886,134	1,563,829
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	570,966	472,864
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,372,245	1,259,019
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	8,642,761	7,192,884
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	209,865	175,184
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	546,119	454,163
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	804,692	674,477
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	948,037	792,553
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	660,452	553,373
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,221,435	1,011,570
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	29,060	26,599
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	37,742	31,387
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	428,128	357,377
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,596,550	2,150,414
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	259,044	214,535
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	339,606	310,842
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	936,662	778,945
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	762,277	637,259
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	958,522	797,125
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	18,093	15,126
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	344,050	287,194
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	246,805	204,939
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	21,962	20,239
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	112,209	93,385
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	679,026	567,662
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	253,517	210,988
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	38,923	32,393
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	310,129	258,103
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	63,116	52,528
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	645,222	539,402
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2037	49,704	45,463
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	27,747	23,092
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	202,541	169,070
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	2,123	2,083
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	14,487	13,844
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	29,033	25,845
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	99,131	86,264
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	93,008	81,169
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	661,061	570,509
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	147,464	141,697
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	350,347	303,342
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	127,448	111,025
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	638,416	552,761
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	20,546	19,661
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	75,772	72,560
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	294,526	254,182
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	23,681	22,548
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	15,711	14,718
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	466,030	405,543
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	826,950	720,910
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	944,322	821,756
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,013,003	883,739
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	17,866	17,481
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	24,840	23,847
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	80,103	73,010
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	559,121	486,027
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	313,935	272,894
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,948,248	1,683,203
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	20,941	20,401
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	366,233	345,279
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	12,877	12,237
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,064,353	925,210
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	167,826	157,805
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	30,464	27,767
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	57,649	50,203
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,488,465	1,298,994
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	740,215	643,446
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	477,406	412,011
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	322,281	278,437
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	10,179	9,597
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,843,598	1,599,703
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	30,812	29,624
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	177,093	167,570
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	129,731	122,309
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	433,730	379,604
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	140,954	122,307
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	338,645	293,845
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	148,252	127,944
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	759,035	655,062
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	26,163	25,142
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	266,770	251,341
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	244,025	229,911
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	189,110	177,286
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	148,961	134,328
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	344,706	299,966
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	546,246	472,958
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	761,899	664,914
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	38,764	37,683
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	181,653	175,324
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	417,186	390,758
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	20,899	19,374
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	59,639	54,165
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	750,503	681,618
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	399,331	362,679
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	40,724	39,470
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	118,520	114,280
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,364	3,119
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	341,509	316,522
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	59,592	54,458
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	78,690	71,812
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	389,200	353,477
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	240,921	218,808
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	62,244	56,686
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	131,547	119,073
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	197,730	177,465
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	13,700	13,335
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,726	7,160
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	16,106	14,739
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	15,608	14,351
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	344,963	319,825
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	213,824	195,668
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	335,180	306,301
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	209,478	201,983
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	195,828	189,127
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,999	9,264
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	34,515	31,584
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	9,774	8,932
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	52,558	48,030
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	21,514	20,941
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	53,592	52,196
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	9,464	9,122
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	50,518	46,786
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	7,848	7,271
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	53,393	49,473
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	39,455	36,044
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	372,036	337,656
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	85,969	78,024
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	2,678,023	2,424,061
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	96,356	86,676
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	52,239	47,607
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	744,457	678,453
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	311,493	283,487
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	301,769	273,883
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	267,779	244,038
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	995,943	894,026
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	113,600	110,687
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	48,256	46,846
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	16,016	14,841
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,992,469	1,847,713
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	17,241	15,958
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	73,057	67,728
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	56,321	51,451
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	67,977	63,087
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	134,770	122,821
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	732,605	659,697
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	388,547	348,756
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	46,636	41,995
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	43,267	41,975
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	579,642	554,154
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	23,151	21,459
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	713,924	641,034
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	718,096	644,780
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	31,221	30,104
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	21,202	19,415
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	273,363	245,390
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	13,180	12,787
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	176,905	170,907
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	31,328	29,010
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	934,685	855,321
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	306,054	277,580
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	86,770	84,496
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	16,941	15,693
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,241,921	1,139,574
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,728	4,329
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	283,649	258,057
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	118,987	106,839
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	12,802	12,509
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	167,412	161,736
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	126,655	117,386
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	54,139	49,576
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	31,048	28,776
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,901	4,488
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	10,726	9,815
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	64,932	59,216
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	670,180	609,715
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	95,426	85,661
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	67,176	65,765
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	131,786	126,608
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	211,409	200,496
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	314,961	298,899
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	45,046	42,538
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	44,677	42,148
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	37,697	35,421
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	22,059	21,831
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	28,907	28,381
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	77,234	72,861
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	12,406	12,176
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	393,562	377,888
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	1,194,395	1,146,248
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	44,900	42,499
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	60,554	60,379
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	115,769	113,988
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	26,450	25,961
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	12,005	11,816
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	80,000	75,221
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	129,581	122,730
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	317,689	296,947
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	337,342	323,789
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	246,593	231,860
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	62,366	59,342
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	29,321	28,852
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	16,761	16,477
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	580,521	557,315
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	155,519	146,179
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	119,429	112,667
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	23,379	23,027
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	16,049	15,792
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	31,340	30,838
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	1,733,616	1,663,020
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	254,421	240,254
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	562,779	528,980
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,401	5,311
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	56,912	55,937
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	52,497	51,119
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	8,983	8,843
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	5,203	5,124
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	11,143	10,964
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	31,978	31,370
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	61,007	59,730
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	32,883	31,978
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	8,507	8,265
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	13,582	13,196
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	410,409	397,713
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	453,936	436,064
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	52,816	51,954
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	68,084	66,900
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	41,849	41,029
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	129,639	125,953
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	56,481	55,580
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	67,792	66,649
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	31,492	30,873
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	13,311	12,928
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	5,495	5,337
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	101,874	100,410
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,190	11,996
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	60,944	59,930
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	28,671	28,104
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	60,328	59,362
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	8,164	7,995
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	52,464	51,480
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	23,049	22,657
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	116,657	113,376
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	56,315	54,713
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052	370,087	356,903
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	977,233	957,949
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	19,676	19,129
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	51,185	49,761
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2054	399,008	383,142
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	9,136	8,990
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	57,791	56,599
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	6,955	6,812
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	3,095	3,008
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	32,583	31,758
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	4,669	4,670
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	39,151	38,523
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,657	5,539
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,483,532	1,441,811
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	10,185	9,898
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	77,744	75,558
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	56,616	55,431
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	6,171	6,042
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	21,216	20,659
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	27,984	27,197
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	99,331	96,568
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	221,996	215,683
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	140,027	134,951
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	14,447	14,236
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	60,810	59,536
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	90,498	87,755
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	192,404	184,949
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	529,155	508,651
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	65,710	64,335
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	3,093	3,005
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	259,449	252,234
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	6,477	6,293
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	111,736	108,419
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	14,569	14,536
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	48,037	47,853
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	39,508	39,842
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	9,954	9,925
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	331,113	325,600
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	13,070	13,032
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	3,423	3,413
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	52,867	52,631
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	95,482	94,758
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	449,001	441,525
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	8,701	8,668
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	398,667	396,887
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	78,740	78,561
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	67,335	67,077
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	44,755	44,583
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	10,073	10,050
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	13,064	13,034
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	196,911	196,340
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	588,878	585,514
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,997	12,984
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	27,303	27,241
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	190,388	189,895
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	11,819	11,792
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	17,319	17,296
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	58,973	59,487
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	11,243	11,182
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	80,412	80,229
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	30,816	30,688
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	20,602	20,548
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,734	2,721
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,369	2,359
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	381,647	375,173
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	22,783	22,981
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2054	596,033	585,922
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	546,681	546,941
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	130,593	134,573
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	15,059	15,274
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	41,414	42,003
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	506,188	506,428
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	291,902	292,131
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	96,869	96,794
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	19,978	20,256
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	87,669	87,738
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	192,058	191,909
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	11,151	11,313
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	57,165	57,978
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	32,149	32,616
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	59,664	60,644
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	364,675	364,620
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	297,718	297,487
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	7,462	7,570
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	26,557	26,968
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	167,105	167,025
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	12,442	12,647
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	22,799	23,173
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,974	3,022
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	302,394	307,356
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	23,556	24,274
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	23,939	24,654
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	21,924	22,579
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	425,459	431,138
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	19,919	20,564
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	25,804	26,575
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	635,196	643,258
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	24,524	25,256
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	357,199	362,201
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	26,061	27,077
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	37,298	37,772
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	769,467	778,511
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	609,280	616,442
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	344,456	352,379
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	197,699	200,047
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	456,176	461,609
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	193,699	196,037
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	296,130	299,888
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	174,246	176,294
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	327,220	334,927
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2052	229,335	235,238
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	363,381	371,485
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	426,948	436,450
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	510,067	523,196
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	198,735	203,353
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2053	265,187	271,432
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	275,203	285,727
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	273,302	279,312
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	324,601	331,739
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	118,335	120,974
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	73,726	75,370
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	327,256	337,966
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2043	59,074	61,137
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	399,517	412,718
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2054	289,568	298,502
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	88,487	91,356
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	96,762	101,801
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	94,969	99,648
Freddie Mac Gold Pool 1.5% 10/1/2036	371,310	332,173
Freddie Mac Gold Pool 1.5% 10/1/2041	214,745	181,633
Freddie Mac Gold Pool 1.5% 10/1/2051	182,550	144,305
Freddie Mac Gold Pool 1.5% 10/1/2051	1,718,177	1,358,214
Freddie Mac Gold Pool 1.5% 11/1/2051	509,777	402,818
Freddie Mac Gold Pool 1.5% 11/1/2051	97,793	77,275
Freddie Mac Gold Pool 1.5% 2/1/2037	76,852	68,704
Freddie Mac Gold Pool 1.5% 3/1/2037	89,441	79,957
Freddie Mac Gold Pool 1.5% 7/1/2036	270,055	241,590
Freddie Mac Gold Pool 1.5% 7/1/2041	555,117	469,524
Freddie Mac Gold Pool 1.5% 7/1/2051	491,597	388,606
Freddie Mac Gold Pool 2% 1/1/2051	1,523,983	1,267,373
Freddie Mac Gold Pool 2% 1/1/2051	387,117	323,143
Freddie Mac Gold Pool 2% 1/1/2052	1,976,417	1,636,832
Freddie Mac Gold Pool 2% 10/1/2030	96,671	92,328
Freddie Mac Gold Pool 2% 10/1/2050	40,517	33,720
Freddie Mac Gold Pool 2% 10/1/2051	625,769	518,837
Freddie Mac Gold Pool 2% 10/1/2051	3,184,081	2,636,996
Freddie Mac Gold Pool 2% 11/1/2035	98,939	90,776
Freddie Mac Gold Pool 2% 11/1/2035	287,002	263,321
Freddie Mac Gold Pool 2% 11/1/2051	1,433,795	1,187,442
Freddie Mac Gold Pool 2% 11/1/2051	961,287	799,725
Freddie Mac Gold Pool 2% 11/1/2051	803,346	668,329
Freddie Mac Gold Pool 2% 12/1/2051	934,538	783,021
Freddie Mac Gold Pool 2% 2/1/2036	874,308	802,168
Freddie Mac Gold Pool 2% 2/1/2051	622,689	517,840
Freddie Mac Gold Pool 2% 3/1/2051	2,184,176	1,817,767
Freddie Mac Gold Pool 2% 4/1/2036	1,693,609	1,553,867
Freddie Mac Gold Pool 2% 4/1/2042	954,329	835,987
Freddie Mac Gold Pool 2% 5/1/2051	1,753,734	1,456,246
Freddie Mac Gold Pool 2% 7/1/2051	1,180,685	987,046
Freddie Mac Gold Pool 2% 8/1/2050	20,585	17,261
Freddie Mac Gold Pool 2% 8/1/2051	22,099	18,392
Freddie Mac Gold Pool 2% 8/1/2051	287,505	238,376
Freddie Mac Gold Pool 2% 9/1/2035	193,773	178,208
Freddie Mac Gold Pool 2% 9/1/2041	2,003,690	1,747,706
Freddie Mac Gold Pool 2% 9/1/2050	21,057	17,525
Freddie Mac Gold Pool 2% 9/1/2050	188,195	156,624
Freddie Mac Gold Pool 2% 9/1/2051	1,113,829	923,496
Freddie Mac Gold Pool 2.5% 1/1/2035	515,426	486,259
Freddie Mac Gold Pool 2.5% 1/1/2047	22,105	19,678
Freddie Mac Gold Pool 2.5% 1/1/2051	2,387,300	2,075,208
Freddie Mac Gold Pool 2.5% 10/1/2050	1,306,734	1,145,296
Freddie Mac Gold Pool 2.5% 10/1/2050	810,113	704,966
Freddie Mac Gold Pool 2.5% 10/1/2051	823,698	713,184
Freddie Mac Gold Pool 2.5% 11/1/2050	628,941	550,060
Freddie Mac Gold Pool 2.5% 11/1/2051	485,065	419,985
Freddie Mac Gold Pool 2.5% 12/1/2051	809,371	704,321
Freddie Mac Gold Pool 2.5% 2/1/2030	51,904	50,360
Freddie Mac Gold Pool 2.5% 2/1/2051	762,972	663,229
Freddie Mac Gold Pool 2.5% 2/1/2052	14,861	12,839
Freddie Mac Gold Pool 2.5% 2/1/2052	2,192,545	1,895,636
Freddie Mac Gold Pool 2.5% 3/1/2033	21,185	20,265
Freddie Mac Gold Pool 2.5% 3/1/2035	520,673	490,883
Freddie Mac Gold Pool 2.5% 3/1/2050	36,958	32,000
Freddie Mac Gold Pool 2.5% 4/1/2027	29,549	28,938
Freddie Mac Gold Pool 2.5% 4/1/2036	163,067	153,585
Freddie Mac Gold Pool 2.5% 4/1/2042	340,919	306,046
Freddie Mac Gold Pool 2.5% 4/1/2052	534,140	462,476
Freddie Mac Gold Pool 2.5% 4/1/2052	101,672	87,840
Freddie Mac Gold Pool 2.5% 5/1/2051	1,258,239	1,093,749
Freddie Mac Gold Pool 2.5% 7/1/2029	26,215	25,560
Freddie Mac Gold Pool 2.5% 7/1/2051	1,349,073	1,170,600
Freddie Mac Gold Pool 2.5% 7/1/2052	710,138	612,863
Freddie Mac Gold Pool 2.5% 7/1/2052	1,259,007	1,086,548
Freddie Mac Gold Pool 2.5% 8/1/2035	210,252	198,092
Freddie Mac Gold Pool 2.5% 8/1/2051	2,574,751	2,234,130
Freddie Mac Gold Pool 2.5% 9/1/2050	64,280	55,937
Freddie Mac Gold Pool 3% 1/1/2029	22,065	21,641
Freddie Mac Gold Pool 3% 1/1/2033	6,150	5,982
Freddie Mac Gold Pool 3% 1/1/2053	299,011	268,483
Freddie Mac Gold Pool 3% 10/1/2043	139,969	130,071
Freddie Mac Gold Pool 3% 11/1/2034	51,343	49,506
Freddie Mac Gold Pool 3% 2/1/2035	79,992	77,105
Freddie Mac Gold Pool 3% 2/1/2052	48,661	43,681
Freddie Mac Gold Pool 3% 3/1/2033	4,588	4,454
Freddie Mac Gold Pool 3% 3/1/2035	50,508	48,685
Freddie Mac Gold Pool 3% 3/1/2045	27,935	25,688
Freddie Mac Gold Pool 3% 4/1/2035	9,252	8,918
Freddie Mac Gold Pool 3% 4/1/2045	38,291	35,211
Freddie Mac Gold Pool 3% 4/1/2050	176,600	160,942
Freddie Mac Gold Pool 3% 4/1/2052	24,735	22,204
Freddie Mac Gold Pool 3% 5/1/2052	488,273	438,269
Freddie Mac Gold Pool 3% 6/1/2052	451,851	405,577
Freddie Mac Gold Pool 3% 7/1/2045	13,060	12,010
Freddie Mac Gold Pool 3% 7/1/2049	361,307	328,709
Freddie Mac Gold Pool 3% 8/1/2047	27,973	25,592
Freddie Mac Gold Pool 3% 8/1/2051	143,397	130,023
Freddie Mac Gold Pool 3% 9/1/2034	1,585	1,531
Freddie Mac Gold Pool 3.5% 1/1/2050	94,465	88,762
Freddie Mac Gold Pool 3.5% 1/1/2050	46,700	43,881
Freddie Mac Gold Pool 3.5% 10/1/2047	151,297	142,731
Freddie Mac Gold Pool 3.5% 12/1/2033	170,553	167,662
Freddie Mac Gold Pool 3.5% 2/1/2048	9,624	9,089
Freddie Mac Gold Pool 3.5% 2/1/2048	58,932	55,657
Freddie Mac Gold Pool 3.5% 2/1/2049	15,814	14,901
Freddie Mac Gold Pool 3.5% 3/1/2048	198,884	187,770
Freddie Mac Gold Pool 3.5% 3/1/2048	82,930	78,503
Freddie Mac Gold Pool 3.5% 3/1/2050	1,316,079	1,247,321
Freddie Mac Gold Pool 3.5% 3/1/2050	227,217	213,429
Freddie Mac Gold Pool 3.5% 5/1/2052	521,749	486,379
Freddie Mac Gold Pool 3.5% 6/1/2049	93,743	88,142
Freddie Mac Gold Pool 3.5% 6/1/2052	178,824	167,148
Freddie Mac Gold Pool 3.5% 7/1/2033	27,288	26,851
Freddie Mac Gold Pool 3.5% 7/1/2046	809,490	772,511
Freddie Mac Gold Pool 3.5% 7/1/2049	292,051	274,602
Freddie Mac Gold Pool 3.5% 8/1/2046	95,668	90,620
Freddie Mac Gold Pool 3.5% 9/1/2033	41,912	41,241
Freddie Mac Gold Pool 3.5% 9/1/2048	49,817	46,971
Freddie Mac Gold Pool 3.5% 9/1/2052	858,733	800,250
Freddie Mac Gold Pool 4% 1/1/2039	94,996	93,719
Freddie Mac Gold Pool 4% 1/1/2041	31,011	30,562
Freddie Mac Gold Pool 4% 1/1/2041	64,326	63,395
Freddie Mac Gold Pool 4% 1/1/2044	35,528	34,875
Freddie Mac Gold Pool 4% 1/1/2047	181,406	177,665
Freddie Mac Gold Pool 4% 10/1/2042	12,840	12,629
Freddie Mac Gold Pool 4% 10/1/2048	77,811	75,476
Freddie Mac Gold Pool 4% 10/1/2048	49,415	48,063
Freddie Mac Gold Pool 4% 10/1/2050	134,855	130,473
Freddie Mac Gold Pool 4% 11/1/2033	52,691	52,698
Freddie Mac Gold Pool 4% 11/1/2036	84,720	83,731
Freddie Mac Gold Pool 4% 11/1/2048	247,127	240,100
Freddie Mac Gold Pool 4% 11/1/2048	7,784	7,562
Freddie Mac Gold Pool 4% 11/1/2049	90,642	87,838
Freddie Mac Gold Pool 4% 12/1/2040	33,870	33,380
Freddie Mac Gold Pool 4% 2/1/2041	10,796	10,631
Freddie Mac Gold Pool 4% 2/1/2041	41,964	41,364
Freddie Mac Gold Pool 4% 2/1/2043	60,235	59,171
Freddie Mac Gold Pool 4% 2/1/2049	26,036	25,287
Freddie Mac Gold Pool 4% 3/1/2026	3,893	3,868
Freddie Mac Gold Pool 4% 3/1/2038	181,140	179,864
Freddie Mac Gold Pool 4% 4/1/2035	64,779	64,708
Freddie Mac Gold Pool 4% 4/1/2038	170,527	169,326
Freddie Mac Gold Pool 4% 4/1/2042	24,992	24,628
Freddie Mac Gold Pool 4% 4/1/2049	343,125	334,548
Freddie Mac Gold Pool 4% 4/1/2049	506,649	491,767
Freddie Mac Gold Pool 4% 5/1/2045	11,049	10,860
Freddie Mac Gold Pool 4% 5/1/2048	22,007	21,419
Freddie Mac Gold Pool 4% 6/1/2046	54,299	53,394
Freddie Mac Gold Pool 4% 6/1/2047	950,447	921,409
Freddie Mac Gold Pool 4% 6/1/2048	31,923	31,060
Freddie Mac Gold Pool 4% 6/1/2049	14,488	14,058
Freddie Mac Gold Pool 4% 7/1/2042	11,142	10,979
Freddie Mac Gold Pool 4% 7/1/2045	52,065	51,276
Freddie Mac Gold Pool 4% 8/1/2049	27,672	26,833
Freddie Mac Gold Pool 4% 9/1/2040	10,501	10,350
Freddie Mac Gold Pool 4% 9/1/2045	94,901	92,956
Freddie Mac Gold Pool 4% 9/1/2049	282,000	273,453
Freddie Mac Gold Pool 4% 9/1/2052	353,396	340,365
Freddie Mac Gold Pool 4.5% 1/1/2049	24,569	24,474
Freddie Mac Gold Pool 4.5% 1/1/2053	183,257	180,206
Freddie Mac Gold Pool 4.5% 10/1/2052	285,367	280,616
Freddie Mac Gold Pool 4.5% 10/1/2052	792,834	779,633
Freddie Mac Gold Pool 4.5% 10/1/2052	269,184	264,689
Freddie Mac Gold Pool 4.5% 11/1/2040	425,752	429,462
Freddie Mac Gold Pool 4.5% 11/1/2048	47,406	47,269
Freddie Mac Gold Pool 4.5% 11/1/2049	23,067	22,971
Freddie Mac Gold Pool 4.5% 11/1/2052	627,570	617,121
Freddie Mac Gold Pool 4.5% 3/1/2050	54,124	53,849
Freddie Mac Gold Pool 4.5% 4/1/2050	68,237	67,847
Freddie Mac Gold Pool 4.5% 6/1/2048	96,026	95,808
Freddie Mac Gold Pool 4.5% 6/1/2052	205,211	201,794
Freddie Mac Gold Pool 4.5% 7/1/2038	191,170	191,650
Freddie Mac Gold Pool 4.5% 7/1/2041	103,799	104,700
Freddie Mac Gold Pool 4.5% 7/1/2053	188,272	185,314
Freddie Mac Gold Pool 4.5% 8/1/2048	288,381	287,634
Freddie Mac Gold Pool 4.5% 9/1/2048	3,683	3,673
Freddie Mac Gold Pool 4.5% 9/1/2048	39,281	39,222
Freddie Mac Gold Pool 5% 11/1/2052	190,095	190,244
Freddie Mac Gold Pool 5% 12/1/2048	7,910	8,025
Freddie Mac Gold Pool 5% 12/1/2053	98,905	98,829
Freddie Mac Gold Pool 5% 2/1/2049	11,958	12,132
Freddie Mac Gold Pool 5% 2/1/2049	16,756	17,019
Freddie Mac Gold Pool 5% 3/1/2044	197,456	198,908
Freddie Mac Gold Pool 5% 3/1/2053	388,691	389,392
Freddie Mac Gold Pool 5% 3/1/2053	694,754	694,867
Freddie Mac Gold Pool 5% 4/1/2039	182,331	184,565
Freddie Mac Gold Pool 5% 4/1/2048	13,662	13,923
Freddie Mac Gold Pool 5% 4/1/2049	115,904	117,589
Freddie Mac Gold Pool 5% 5/1/2050	57,293	58,055
Freddie Mac Gold Pool 5% 6/1/2030	5,037	5,121
Freddie Mac Gold Pool 5% 6/1/2053	1,207,753	1,207,193
Freddie Mac Gold Pool 5% 7/1/2052	352,350	353,288
Freddie Mac Gold Pool 5% 8/1/2048	13,848	14,076
Freddie Mac Gold Pool 5% 8/1/2049	12,710	12,891
Freddie Mac Gold Pool 5% 8/1/2049	518,031	525,399
Freddie Mac Gold Pool 5% 8/1/2049	38,755	39,306
Freddie Mac Gold Pool 5% 9/1/2049	331,592	336,309
Freddie Mac Gold Pool 5% 9/1/2054	549,375	548,948
Freddie Mac Gold Pool 5.5% 1/1/2053	223,996	226,853
Freddie Mac Gold Pool 5.5% 1/1/2053	266,280	269,660
Freddie Mac Gold Pool 5.5% 10/1/2052	370,334	375,844
Freddie Mac Gold Pool 5.5% 11/1/2053	493,797	499,755
Freddie Mac Gold Pool 5.5% 12/1/2052	445,155	451,083
Freddie Mac Gold Pool 5.5% 3/1/2053	440,036	445,620
Freddie Mac Gold Pool 5.5% 4/1/2053	625,205	633,530
Freddie Mac Gold Pool 5.5% 4/1/2054	383,085	387,588
Freddie Mac Gold Pool 5.5% 6/1/2049	122,144	125,793
Freddie Mac Gold Pool 5.5% 8/1/2053	194,870	197,222
Freddie Mac Gold Pool 5.5% 8/1/2054	620,935	629,631
Freddie Mac Gold Pool 5.5% 9/1/2053	344,755	353,547
Freddie Mac Gold Pool 5.5% 9/1/2054	398,168	402,848
Freddie Mac Gold Pool 6% 1/1/2053	726,123	744,813
Freddie Mac Gold Pool 6% 11/1/2053	53,825	55,009
Freddie Mac Gold Pool 6% 12/1/2052	86,093	88,309
Freddie Mac Gold Pool 6% 12/1/2053	417,774	433,206
Freddie Mac Gold Pool 6% 2/1/2053	275,623	281,994
Freddie Mac Gold Pool 6% 4/1/2054	748,762	779,033
Freddie Mac Gold Pool 6% 5/1/2053	250,852	257,622
Freddie Mac Gold Pool 6% 5/1/2054	328,867	336,099
Freddie Mac Gold Pool 6% 7/1/2053	24,408	24,952
Freddie Mac Gold Pool 6.5% 10/1/2053	746,267	770,458
Freddie Mac Gold Pool 6.5% 10/1/2053	348,876	360,185
Freddie Mac Gold Pool 6.5% 11/1/2052	197,113	204,033
Freddie Mac Gold Pool 6.5% 12/1/2053	733,850	756,721
Freddie Mac Gold Pool 6.5% 12/1/2053	268,755	280,575
Freddie Mac Gold Pool 6.5% 2/1/2054	470,942	491,359
Freddie Mac Gold Pool 6.5% 6/1/2054	459,159	482,653
Freddie Mac Gold Pool 6.5% 8/1/2053	86,701	89,512
Freddie Mac Gold Pool 6.5% 9/1/2053	295,390	304,965
Freddie Mac Gold Pool 7% 1/1/2054	97,392	102,800
Freddie Mac Non Gold Pool 4.5% 2/1/2054	198,219	194,856
Ginnie Mae I Pool 3% 10/20/2042	194,500	181,985
Ginnie Mae I Pool 3% 11/20/2052	174,294	159,218
Ginnie Mae I Pool 3% 7/20/2052	85,827	78,336
Ginnie Mae I Pool 3.5% 10/20/2052	448,656	421,598
Ginnie Mae I Pool 3.5% 11/20/2052	47,246	44,396
Ginnie Mae I Pool 3.5% 12/20/2052	236,506	222,242
Ginnie Mae I Pool 3.5% 7/20/2052	173,395	163,005
Ginnie Mae I Pool 3.5% 9/20/2052	585,045	549,763
Ginnie Mae I Pool 4% 1/20/2053	179,772	173,889
Ginnie Mae I Pool 4% 10/20/2052	721,484	698,097
Ginnie Mae I Pool 4% 12/20/2052	143,161	138,509
Ginnie Mae I Pool 4% 3/20/2047	50,238	49,175
Ginnie Mae I Pool 4% 8/20/2052	263,505	254,964
Ginnie Mae I Pool 4% 9/20/2052	358,618	346,993
Ginnie Mae I Pool 4.5% 10/20/2052	444,720	439,416
Ginnie Mae I Pool 4.5% 11/20/2052	358,503	354,452
Ginnie Mae I Pool 4.5% 4/20/2053	190,540	188,268
Ginnie Mae I Pool 4.5% 5/20/2053	282,060	278,696
Ginnie Mae I Pool 4.5% 8/20/2052	435,390	430,198
Ginnie Mae I Pool 5% 1/20/2053	189,881	190,408
Ginnie Mae I Pool 5% 10/20/2052	434,108	435,449
Ginnie Mae I Pool 5% 11/20/2049	82,189	83,599
Ginnie Mae I Pool 5% 11/20/2052	88,095	88,368
Ginnie Mae I Pool 5% 4/20/2053	367,399	368,420
Ginnie Mae I Pool 5% 6/20/2053	188,668	189,074
Ginnie Mae I Pool 5% 7/20/2052	258,614	259,575
Ginnie Mae I Pool 5% 9/20/2052	86,417	86,684
Ginnie Mae I Pool 5.5% 1/20/2053	172,801	174,775
Ginnie Mae I Pool 5.5% 10/20/2052	333,161	336,446
Ginnie Mae I Pool 5.5% 12/20/2052	170,016	171,799
Ginnie Mae I Pool 5.5% 2/20/2053	173,631	175,451
Ginnie Mae I Pool 5.5% 4/20/2053	495,696	501,049
Ginnie Mae I Pool 5.5% 5/20/2053	375,355	379,409
Ginnie Mae I Pool 6% 1/20/2053	551,112	561,080
Ginnie Mae I Pool 6% 12/20/2052	309,581	315,084
Ginnie Mae I Pool 6.5% 12/20/2052	331,126	338,624
Ginnie Mae II Pool 1.5% 5/20/2051	98,726	80,731
Ginnie Mae II Pool 2% 1/20/2052	360,822	305,728
Ginnie Mae II Pool 2% 10/1/2054 (e)	200,000	169,526
Ginnie Mae II Pool 2% 11/1/2054 (e)	100,000	84,949
Ginnie Mae II Pool 2% 11/20/2051	920,239	780,159
Ginnie Mae II Pool 2% 12/20/2050	2,056,130	1,742,501
Ginnie Mae II Pool 2% 12/20/2051	162,200	137,713
Ginnie Mae II Pool 2% 2/20/2051	353,795	299,830
Ginnie Mae II Pool 2% 2/20/2052	200,000	169,462
Ginnie Mae II Pool 2% 3/20/2051	2,869,999	2,434,021
Ginnie Mae II Pool 2% 4/20/2051	2,125,257	1,801,083
Ginnie Mae II Pool 2% 4/20/2052	744,237	630,600
Ginnie Mae II Pool 2% 5/20/2052	193,914	164,305
Ginnie Mae II Pool 2% 6/20/2051	217,114	184,133
Ginnie Mae II Pool 2% 7/20/2051	843,062	716,310
Ginnie Mae II Pool 2.5% 1/20/2051	409,581	361,480
Ginnie Mae II Pool 2.5% 10/1/2054 (e)	375,000	330,313
Ginnie Mae II Pool 2.5% 10/20/2046	23,910	21,316
Ginnie Mae II Pool 2.5% 10/20/2050	630,524	556,869
Ginnie Mae II Pool 2.5% 10/20/2051	78,438	69,104
Ginnie Mae II Pool 2.5% 10/20/2053	138,085	121,609
Ginnie Mae II Pool 2.5% 11/1/2054 (e)	300,000	264,820
Ginnie Mae II Pool 2.5% 11/20/2050	656,399	579,516
Ginnie Mae II Pool 2.5% 12/20/2049	124,471	109,960
Ginnie Mae II Pool 2.5% 12/20/2050	588,249	519,348
Ginnie Mae II Pool 2.5% 2/20/2051	289,499	255,047
Ginnie Mae II Pool 2.5% 2/20/2052	973,649	857,478
Ginnie Mae II Pool 2.5% 4/20/2050	62,475	55,191
Ginnie Mae II Pool 2.5% 4/20/2051	64,833	57,159
Ginnie Mae II Pool 2.5% 4/20/2052	193,670	170,683
Ginnie Mae II Pool 2.5% 5/20/2050	57,688	50,962
Ginnie Mae II Pool 2.5% 5/20/2051	1,485,731	1,309,853
Ginnie Mae II Pool 2.5% 5/20/2052	569,420	501,479
Ginnie Mae II Pool 2.5% 6/20/2050	276,508	244,273
Ginnie Mae II Pool 2.5% 7/20/2051	1,926,165	1,696,945
Ginnie Mae II Pool 2.5% 8/20/2050	1,016,357	897,234
Ginnie Mae II Pool 2.5% 8/20/2051	389,629	343,262
Ginnie Mae II Pool 2.5% 9/20/2050	606,860	535,732
Ginnie Mae II Pool 2.5% 9/20/2051	685,672	604,075
Ginnie Mae II Pool 3% 1/20/2043	3,259	3,048
Ginnie Mae II Pool 3% 1/20/2048	19,271	17,697
Ginnie Mae II Pool 3% 1/20/2050	582,149	532,977
Ginnie Mae II Pool 3% 1/20/2051	16,645	15,235
Ginnie Mae II Pool 3% 10/20/2051	36,061	32,925
Ginnie Mae II Pool 3% 11/20/2047	34,678	31,847
Ginnie Mae II Pool 3% 11/20/2051	93,153	84,936
Ginnie Mae II Pool 3% 11/20/2053	46,671	42,700
Ginnie Mae II Pool 3% 12/20/2047	198,073	181,899
Ginnie Mae II Pool 3% 12/20/2049	120,901	110,689
Ginnie Mae II Pool 3% 2/20/2046	224,320	206,985
Ginnie Mae II Pool 3% 2/20/2050	330,015	302,140
Ginnie Mae II Pool 3% 2/20/2051	601,808	550,271
Ginnie Mae II Pool 3% 3/20/2043	6,671	6,235
Ginnie Mae II Pool 3% 3/20/2048	69,941	64,187
Ginnie Mae II Pool 3% 3/20/2050	75,074	68,710
Ginnie Mae II Pool 3% 3/20/2052	435,107	396,724
Ginnie Mae II Pool 3% 4/20/2048	78,083	71,707
Ginnie Mae II Pool 3% 4/20/2049	16,272	14,943
Ginnie Mae II Pool 3% 4/20/2050	28,625	26,198
Ginnie Mae II Pool 3% 4/20/2051	628,432	574,222
Ginnie Mae II Pool 3% 4/20/2052	131,705	120,086
Ginnie Mae II Pool 3% 5/20/2051	30,466	27,838
Ginnie Mae II Pool 3% 5/20/2052	1,266,254	1,154,550
Ginnie Mae II Pool 3% 6/20/2050	533,963	488,695
Ginnie Mae II Pool 3% 6/20/2052	89,967	82,030
Ginnie Mae II Pool 3% 7/20/2042	26,966	25,236
Ginnie Mae II Pool 3% 7/20/2046	117,924	108,516
Ginnie Mae II Pool 3% 7/20/2049	209,863	192,268
Ginnie Mae II Pool 3% 7/20/2050	198,706	181,860
Ginnie Mae II Pool 3% 8/20/2043	3,610	3,371
Ginnie Mae II Pool 3% 8/20/2046	786,334	723,601
Ginnie Mae II Pool 3% 8/20/2050	315,566	288,616
Ginnie Mae II Pool 3% 8/20/2051	500,000	456,048
Ginnie Mae II Pool 3% 9/20/2049	75,806	69,451
Ginnie Mae II Pool 3.5% 1/20/2048	28,925	27,426
Ginnie Mae II Pool 3.5% 1/20/2050	611,820	578,411
Ginnie Mae II Pool 3.5% 10/1/2054 (e)	225,000	211,496
Ginnie Mae II Pool 3.5% 11/20/2047	62,517	59,299
Ginnie Mae II Pool 3.5% 12/20/2047	141,872	134,524
Ginnie Mae II Pool 3.5% 12/20/2048	180,324	170,872
Ginnie Mae II Pool 3.5% 12/20/2049	481,646	455,346
Ginnie Mae II Pool 3.5% 12/20/2051	190,684	179,437
Ginnie Mae II Pool 3.5% 2/20/2046	220,530	209,728
Ginnie Mae II Pool 3.5% 2/20/2051	612,890	579,807
Ginnie Mae II Pool 3.5% 3/20/2048	51,227	48,542
Ginnie Mae II Pool 3.5% 3/20/2049	318,689	301,585
Ginnie Mae II Pool 3.5% 4/20/2046	166,816	158,646
Ginnie Mae II Pool 3.5% 4/20/2049	36,345	34,395
Ginnie Mae II Pool 3.5% 4/20/2050	1,066,980	1,008,718
Ginnie Mae II Pool 3.5% 5/20/2046	40,162	38,195
Ginnie Mae II Pool 3.5% 5/20/2051	63,347	59,908
Ginnie Mae II Pool 3.5% 6/20/2047	35,020	33,228
Ginnie Mae II Pool 3.5% 7/20/2049	181,264	171,422
Ginnie Mae II Pool 3.5% 8/20/2048	44,562	42,226
Ginnie Mae II Pool 3.5% 8/20/2049	30,495	28,839
Ginnie Mae II Pool 3.5% 9/20/2049	14,184	13,414
Ginnie Mae II Pool 4% 1/20/2049	133,819	130,401
Ginnie Mae II Pool 4% 1/20/2051	46,816	45,459
Ginnie Mae II Pool 4% 10/20/2048	44,663	43,550
Ginnie Mae II Pool 4% 10/20/2049	222,165	216,213
Ginnie Mae II Pool 4% 11/20/2047	13,189	12,869
Ginnie Mae II Pool 4% 12/20/2047	39,602	38,640
Ginnie Mae II Pool 4% 2/20/2050	308,574	300,308
Ginnie Mae II Pool 4% 2/20/2054	373,761	361,267
Ginnie Mae II Pool 4% 3/20/2048	31,868	31,093
Ginnie Mae II Pool 4% 3/20/2050	437,221	425,508
Ginnie Mae II Pool 4% 4/20/2047	38,321	37,510
Ginnie Mae II Pool 4% 4/20/2048	49,129	47,920
Ginnie Mae II Pool 4% 4/20/2049	92,090	89,623
Ginnie Mae II Pool 4% 5/20/2049	99,274	96,615
Ginnie Mae II Pool 4% 5/20/2050	27,106	26,380
Ginnie Mae II Pool 4% 5/20/2054	174,999	169,149
Ginnie Mae II Pool 4% 6/20/2048	10,907	10,639
Ginnie Mae II Pool 4% 6/20/2049	182,123	177,244
Ginnie Mae II Pool 4% 7/20/2048	21,134	20,607
Ginnie Mae II Pool 4% 8/20/2048	44,621	43,510
Ginnie Mae II Pool 4% 8/20/2050	99,512	96,846
Ginnie Mae II Pool 4% 9/20/2048	22,000	21,452
Ginnie Mae II Pool 4.5% 1/20/2047	9,557	9,631
Ginnie Mae II Pool 4.5% 1/20/2049	24,837	24,735
Ginnie Mae II Pool 4.5% 1/20/2050	30,936	30,809
Ginnie Mae II Pool 4.5% 1/20/2051	36,455	36,362
Ginnie Mae II Pool 4.5% 10/20/2047	6,340	6,367
Ginnie Mae II Pool 4.5% 10/20/2048	18,289	18,226
Ginnie Mae II Pool 4.5% 10/20/2049	61,760	61,544
Ginnie Mae II Pool 4.5% 10/20/2050	68,906	68,730
Ginnie Mae II Pool 4.5% 11/20/2048	27,512	27,407
Ginnie Mae II Pool 4.5% 12/20/2048	8,520	8,488
Ginnie Mae II Pool 4.5% 12/20/2049	17,014	16,944
Ginnie Mae II Pool 4.5% 2/20/2049	18,753	18,676
Ginnie Mae II Pool 4.5% 2/20/2050	23,993	23,894
Ginnie Mae II Pool 4.5% 3/20/2049	30,430	30,305
Ginnie Mae II Pool 4.5% 3/20/2051	162,813	162,398
Ginnie Mae II Pool 4.5% 4/20/2049	11,287	11,240
Ginnie Mae II Pool 4.5% 4/20/2050	123,021	122,476
Ginnie Mae II Pool 4.5% 4/20/2054	225,000	222,387
Ginnie Mae II Pool 4.5% 5/20/2049	87,973	87,611
Ginnie Mae II Pool 4.5% 5/20/2054	198,556	196,001
Ginnie Mae II Pool 4.5% 6/20/2054	347,935	343,459
Ginnie Mae II Pool 4.5% 7/20/2049	32,434	32,300
Ginnie Mae II Pool 4.5% 7/20/2053	286,439	282,844
Ginnie Mae II Pool 4.5% 8/20/2048	88,517	88,208
Ginnie Mae II Pool 4.5% 8/20/2050	31,022	30,904
Ginnie Mae II Pool 4.5% 8/20/2053	191,586	189,121
Ginnie Mae II Pool 4.5% 9/20/2047	6,511	6,531
Ginnie Mae II Pool 5% 10/1/2054 (e)	875,000	876,614
Ginnie Mae II Pool 5% 11/1/2054 (e)	400,000	400,719
Ginnie Mae II Pool 5% 11/20/2047	13,368	13,706
Ginnie Mae II Pool 5% 11/20/2048	7,199	7,322
Ginnie Mae II Pool 5% 11/20/2049	28,254	28,792
Ginnie Mae II Pool 5% 11/20/2053	290,803	291,815
Ginnie Mae II Pool 5% 3/20/2048	9,487	9,706
Ginnie Mae II Pool 5% 3/20/2050	54,919	56,188
Ginnie Mae II Pool 5% 4/20/2050	124,519	127,044
Ginnie Mae II Pool 5% 5/20/2049	8,176	8,316
Ginnie Mae II Pool 5% 7/20/2048	16,320	16,599
Ginnie Mae II Pool 5% 7/20/2053	474,817	476,136
Ginnie Mae II Pool 5% 8/20/2053	192,694	193,109
Ginnie Mae II Pool 5% 9/20/2048	8,965	9,118
Ginnie Mae II Pool 5% 9/20/2053	191,471	191,943
Ginnie Mae II Pool 5.5% 1/20/2049	9,391	9,644
Ginnie Mae II Pool 5.5% 10/20/2053	384,261	388,050
Ginnie Mae II Pool 5.5% 12/20/2053	145,449	146,883
Ginnie Mae II Pool 5.5% 2/20/2054	525,001	530,424
Ginnie Mae II Pool 5.5% 6/20/2054	224,354	226,601
Ginnie Mae II Pool 5.5% 7/20/2054	349,173	352,671
Ginnie Mae II Pool 5.5% 8/20/2053	187,012	188,914
Ginnie Mae II Pool 5.5% 8/20/2054	550,000	555,509
Ginnie Mae II Pool 5.5% 9/20/2047	19,101	19,709
Ginnie Mae II Pool 5.5% 9/20/2053	187,056	189,018
Ginnie Mae II Pool 6% 10/1/2054 (e)	3,025,000	3,075,781
Ginnie Mae II Pool 6% 11/1/2054 (e)	1,100,000	1,117,907
Ginnie Mae II Pool 6.5% 10/1/2054 (e)	1,300,000	1,329,941
Ginnie Mae II Pool 6.5% 7/20/2053	147,069	150,400
Uniform Mortgage Backed Securities 2% 10/1/2039 (e)	1,350,000	1,235,303
Uniform Mortgage Backed Securities 2% 10/1/2054 (e)	3,775,000	3,121,453
Uniform Mortgage Backed Securities 2.5% 10/1/2039 (e)	425,000	398,537
Uniform Mortgage Backed Securities 2.5% 10/1/2054 (e)	475,000	409,892
Uniform Mortgage Backed Securities 3% 10/1/2054 (e)	1,125,000	1,009,688
Uniform Mortgage Backed Securities 3.5% 10/1/2054 (e)	2,800,000	2,608,266
Uniform Mortgage Backed Securities 4% 10/1/2054 (e)	325,000	312,113
Uniform Mortgage Backed Securities 4.5% 10/1/2054 (e)	600,000	589,852
Uniform Mortgage Backed Securities 5% 10/1/2054 (e)	500,000	499,609
Uniform Mortgage Backed Securities 5.5% 10/1/2039 (e)	500,000	510,977
Uniform Mortgage Backed Securities 5.5% 10/1/2054 (e)	875,000	885,220
Uniform Mortgage Backed Securities 6% 10/1/2054 (e)	2,900,000	2,963,551
Uniform Mortgage Backed Securities 6% 11/1/2054 (e)	800,000	817,781
Uniform Mortgage Backed Securities 6.5% 10/1/2054 (e)	3,100,000	3,196,027
Uniform Mortgage Backed Securities 7% 10/1/2054 (e)	1,450,000	1,506,872
TOTAL UNITED STATES		254,570,197
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $273,317,164)		254,570,197

U.S. Government Agency Obligations - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Financials - 0.6%
Financial Services - 0.6%
Fannie Mae 0.375% 8/25/2025	95,000	92,022
Fannie Mae 0.5% 6/17/2025	2,248,000	2,190,297
Fannie Mae 0.625% 4/22/2025	258,000	252,784
Fannie Mae 0.875% 8/5/2030	339,000	288,806
Fannie Mae 1.875% 9/24/2026	60,000	57,893
Fannie Mae 5.625% 7/15/2037	100,000	115,375
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	900,000	830,969
Federal Home Loan Bank 0.375% 9/4/2025	160,000	154,739
Federal Home Loan Bank 0.79% 2/25/2026	750,000	718,432
Federal Home Loan Bank 4.75% 3/10/2034	130,000	137,188
Federal Home Loan Bank 5.5% 7/15/2036	150,000	170,583
Freddie Mac Non Gold Pool 0% 11/15/2038	210,000	113,436
Freddie Mac Non Gold Pool 0.375% 9/23/2025	231,000	222,992
Freddie Mac Non Gold Pool 6.25% 7/15/2032	360,000	420,034
		5,765,550
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority Generic Strip 0.75% 5/15/2025	600,000	586,944
Tennessee Valley Authority Generic Strip 2.875% 2/1/2027	130,000	127,704
Tennessee Valley Authority Generic Strip 4.25% 9/15/2065	30,000	27,509
Tennessee Valley Authority Generic Strip 4.375% 8/1/2034	108,000	110,122
Tennessee Valley Authority Generic Strip 5.25% 9/15/2039	200,000	217,679
Tennessee Valley Authority Generic Strip 5.88% 4/1/2036	260,000	299,987
		1,369,945
TOTAL UNITED STATES		7,135,495
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,337,140)		7,135,495

U.S. Treasury Obligations - 43.7%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	2.08	1,031,000	681,104
US Treasury Bonds 1.125% 8/15/2040	1.88	331,000	216,792
US Treasury Bonds 1.25% 5/15/2050	1.46	2,000	1,070
US Treasury Bonds 1.375% 11/15/2040	1.47 to 1.65	4,440,000	3,012,956
US Treasury Bonds 1.375% 8/15/2050	1.53 to 2.30	5,875,000	3,236,069
US Treasury Bonds 1.625% 11/15/2050	1.64 to 1.84	4,208,000	2,475,159
US Treasury Bonds 1.75% 8/15/2041	1.85 to 3.50	3,170,000	2,247,604
US Treasury Bonds 1.875% 11/15/2051	1.79 to 3.21	3,115,000	1,940,548
US Treasury Bonds 1.875% 2/15/2041	2.13 to 2.33	4,015,000	2,944,124
US Treasury Bonds 1.875% 2/15/2051	2.40 to 2.42	1,514,000	948,616
US Treasury Bonds 2% 11/15/2041	1.92 to 3.43	1,418,000	1,042,562
US Treasury Bonds 2% 8/15/2051	1.92 to 1.96	1,564,000	1,007,436
US Treasury Bonds 2.25% 2/15/2052	2.17 to 2.95	1,201,000	818,979
US Treasury Bonds 2.25% 5/15/2041	3.02	280,000	217,011
US Treasury Bonds 2.25% 8/15/2046	2.92 to 3.01	110,000	78,749
US Treasury Bonds 2.25% 8/15/2049	2.20	129,000	89,368
US Treasury Bonds 2.375% 2/15/2042	3.10 to 3.15	780,000	607,319
US Treasury Bonds 2.375% 5/15/2051	1.90 to 3.07	2,575,000	1,816,683
US Treasury Bonds 2.5% 2/15/2045	2.34 to 3.37	18,000	13,757
US Treasury Bonds 2.5% 2/15/2046	2.25 to 3.04	112,000	84,669
US Treasury Bonds 2.5% 5/15/2046	2.21 to 2.94	93,000	70,095
US Treasury Bonds 2.75% 11/15/2042	3.00 to 3.39	587,000	481,363
US Treasury Bonds 2.75% 11/15/2047	3.11 to 3.19	107,000	83,310
US Treasury Bonds 2.75% 8/15/2042	2.06 to 3.08	197,000	162,325
US Treasury Bonds 2.75% 8/15/2047	2.90	51,000	39,802
US Treasury Bonds 2.875% 5/15/2043	2.26	20,000	16,605
US Treasury Bonds 2.875% 5/15/2049	2.58	1,000	789
US Treasury Bonds 2.875% 5/15/2052	3.01 to 3.16	1,170,000	916,302
US Treasury Bonds 2.875% 8/15/2045	2.33 to 3.19	156,000	126,793
US Treasury Bonds 3% 11/15/2044	2.96 to 3.09	299,000	249,490
US Treasury Bonds 3% 2/15/2047	3.02	49,000	40,153
US Treasury Bonds 3% 2/15/2048	1.96 to 3.05	87,000	70,759
US Treasury Bonds 3% 2/15/2049	2.86 to 3.09	134,000	108,482
US Treasury Bonds 3% 5/15/2042	3.05	89,000	76,512
US Treasury Bonds 3% 5/15/2045	3.33	4,000	3,325
US Treasury Bonds 3% 5/15/2047	2.22 to 3.22	48,000	39,272
US Treasury Bonds 3% 8/15/2048	3.43	3,000	2,433
US Treasury Bonds 3% 8/15/2052	3.29 to 4.40	4,160,000	3,343,112
US Treasury Bonds 3.125% 11/15/2041	2.27 to 3.00	113,000	99,855
US Treasury Bonds 3.125% 2/15/2042	2.95 to 3.03	65,000	57,225
US Treasury Bonds 3.125% 2/15/2043	2.52 to 3.10	838,000	725,099
US Treasury Bonds 3.125% 5/15/2048	2.62 to 3.05	29,000	24,086
US Treasury Bonds 3.125% 8/15/2044	3.02 to 3.31	167,000	142,420
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	400,000	355,625
US Treasury Bonds 3.375% 11/15/2048	2.31 to 2.99	157,000	136,063
US Treasury Bonds 3.375% 5/15/2044	2.25 to 3.13	886,000	787,294
US Treasury Bonds 3.375% 8/15/2042	3.46 to 4.62	5,620,000	5,071,830
US Treasury Bonds 3.5% 2/15/2039	3.31	8,000	7,636
US Treasury Bonds 3.625% 2/15/2044	2.23 to 3.24	2,427,000	2,240,045
US Treasury Bonds 3.625% 2/15/2053	3.63 to 4.17	600,000	545,578
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.28	2,520,000	2,293,298
US Treasury Bonds 3.75% 11/15/2043	2.97 to 3.20	1,120,000	1,053,675
US Treasury Bonds 3.75% 8/15/2041	3.39	45,000	43,385
US Treasury Bonds 3.875% 2/15/2043	3.75 to 4.59	2,990,000	2,884,416
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.36	1,750,000	1,684,372
US Treasury Bonds 3.875% 8/15/2040	3.17	52,000	51,240
US Treasury Bonds 4% 11/15/2042	3.69 to 4.13	3,480,000	3,424,538
US Treasury Bonds 4% 11/15/2052	3.63 to 3.97	4,160,000	4,047,875
US Treasury Bonds 4.125% 8/15/2044	4.05 to 4.30	4,770,000	4,732,734
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,260,000	1,254,734
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	6,841,000	6,971,407
US Treasury Bonds 4.25% 8/15/2054	4.10 to 4.21	2,690,000	2,746,742
US Treasury Bonds 4.375% 11/15/2039	3.16	24,000	25,105
US Treasury Bonds 4.375% 2/15/2038	3.00	12,000	12,642
US Treasury Bonds 4.375% 5/15/2041	2.80	32,000	33,390
US Treasury Bonds 4.375% 8/15/2043	4.48 to 5.26	2,070,000	2,128,461
US Treasury Bonds 4.5% 2/15/2044	4.48 to 4.90	2,160,000	2,253,825
US Treasury Bonds 4.5% 5/15/2038	2.97 to 2.99	92,000	97,998
US Treasury Bonds 4.5% 8/15/2039	2.90	17,000	18,032
US Treasury Bonds 4.625% 5/15/2044	4.18 to 4.71	4,470,000	4,737,502
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	4,420,000	4,794,319
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.69	5,080,000	5,479,852
US Treasury Bonds 4.75% 2/15/2041	3.05	48,000	52,288
US Treasury Bonds 5.5% 8/15/2028	2.92	4,000	4,292
US Treasury Notes 0.25% 10/31/2025	0.39 to 0.40	1,394,000	1,340,037
US Treasury Notes 0.25% 5/31/2025	0.28 to 0.52	224,000	218,218
US Treasury Notes 0.25% 7/31/2025	0.29	45,000	43,605
US Treasury Notes 0.375% 1/31/2026	0.70	1,602,000	1,530,974
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.49	509,000	465,516
US Treasury Notes 0.375% 9/30/2027	0.60	1,151,000	1,047,320
US Treasury Notes 0.5% 10/31/2027	1.05	3,232,000	2,943,898
US Treasury Notes 0.5% 2/28/2026	0.76	7,878,000	7,524,721
US Treasury Notes 0.5% 4/30/2027	0.53	718,000	663,841
US Treasury Notes 0.5% 5/31/2027	0.52 to 0.53	1,393,000	1,284,716
US Treasury Notes 0.5% 6/30/2027	0.41 to 0.47	2,827,000	2,600,840
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.66	1,680,000	1,532,672
US Treasury Notes 0.625% 12/31/2027	0.66 to 0.74	3,820,000	3,477,692
US Treasury Notes 0.625% 3/31/2027	0.52 to 0.53	1,460,000	1,357,344
US Treasury Notes 0.625% 5/15/2030	0.81 to 1.39	2,549,000	2,164,659
US Treasury Notes 0.625% 7/31/2026	0.82 to 0.96	5,694,000	5,388,170
US Treasury Notes 0.625% 8/15/2030	1.71	360,000	303,384
US Treasury Notes 0.75% 1/31/2028	0.93	98,000	89,356
US Treasury Notes 0.75% 3/31/2026	0.85	2,331,000	2,229,292
US Treasury Notes 0.75% 4/30/2026	1.11	961,000	917,154
US Treasury Notes 0.75% 5/31/2026	0.74	1,269,000	1,208,673
US Treasury Notes 1% 7/31/2028	1.13 to 1.34	1,229,000	1,116,182
US Treasury Notes 1.125% 2/28/2027	0.54 to 0.75	691,000	651,726
US Treasury Notes 1.125% 2/29/2028	1.28	624,000	575,201
US Treasury Notes 1.125% 8/31/2028	1.39	110,000	100,207
US Treasury Notes 1.25% 11/30/2026	3.75	545,000	518,261
US Treasury Notes 1.25% 12/31/2026	2.48 to 2.49	2,240,000	2,127,037
US Treasury Notes 1.25% 3/31/2028	1.17 to 1.34	2,218,000	2,049,657
US Treasury Notes 1.25% 4/30/2028	1.24	2,488,000	2,294,500
US Treasury Notes 1.25% 8/15/2031	1.54 to 3.02	6,574,000	5,614,350
US Treasury Notes 1.25% 9/30/2028	1.43	748,000	683,543
US Treasury Notes 1.375% 10/31/2028	1.42 to 1.45	580,000	531,720
US Treasury Notes 1.375% 8/31/2026	1.72	253,000	242,386
US Treasury Notes 1.5% 1/31/2027	0.69 to 1.74	5,287,000	5,038,965
US Treasury Notes 1.5% 11/30/2028	1.39 to 1.75	1,091,000	1,003,677
US Treasury Notes 1.5% 2/15/2030	0.76 to 1.66	876,000	786,586
US Treasury Notes 1.5% 8/15/2026	2.59 to 2.95	557,000	535,286
US Treasury Notes 1.625% 10/31/2026	1.86	457,000	438,649
US Treasury Notes 1.625% 11/30/2026	1.76 to 1.84	180,000	172,519
US Treasury Notes 1.625% 2/15/2026	2.79 to 2.87	261,000	253,445
US Treasury Notes 1.625% 5/15/2026	2.93 to 3.03	264,000	255,327
US Treasury Notes 1.625% 8/15/2029	0.94 to 1.92	66,000	60,367
US Treasury Notes 1.625% 9/30/2026	1.69 to 1.85	653,000	627,926
US Treasury Notes 1.75% 1/31/2029	1.82	81,000	75,090
US Treasury Notes 1.875% 2/28/2029	1.75	230,000	214,134
US Treasury Notes 1.875% 6/30/2026	1.61 to 1.88	589,000	570,916
US Treasury Notes 1.875% 7/31/2026	1.48 to 1.61	909,000	880,097
US Treasury Notes 2% 11/15/2026	3.19	25,000	24,170
US Treasury Notes 2% 2/15/2025	2.88	82,000	81,234
US Treasury Notes 2% 8/15/2025	2.83	50,000	49,127
US Treasury Notes 2.125% 5/15/2025	2.86	13,000	12,831
US Treasury Notes 2.25% 11/15/2027	1.54 to 2.95	682,000	655,386
US Treasury Notes 2.25% 2/15/2027	2.55 to 3.08	393,000	380,872
US Treasury Notes 2.25% 8/15/2027	1.47 to 3.22	639,000	615,961
US Treasury Notes 2.375% 4/30/2026	1.89 to 2.35	405,000	396,568
US Treasury Notes 2.375% 5/15/2027	2.84 to 2.91	46,000	44,604
US Treasury Notes 2.5% 2/28/2026	2.44	191,000	187,628
US Treasury Notes 2.5% 3/31/2027	2.68 to 3.06	2,220,000	2,162,939
US Treasury Notes 2.625% 1/31/2026	2.49 to 2.59	461,000	454,031
US Treasury Notes 2.625% 12/31/2025	2.44 to 2.55	331,000	326,100
US Treasury Notes 2.625% 2/15/2029	1.55 to 2.56	391,000	375,956
US Treasury Notes 2.625% 5/31/2027	2.84	2,770,000	2,702,481
US Treasury Notes 2.625% 7/31/2029	2.92	4,810,000	4,606,514
US Treasury Notes 2.75% 2/15/2028	2.36 to 2.86	363,000	353,471
US Treasury Notes 2.75% 4/30/2027	2.93	2,550,000	2,497,506
US Treasury Notes 2.75% 5/31/2029	2.88	530,000	511,098
US Treasury Notes 2.75% 6/30/2025	2.93	113,000	111,912
US Treasury Notes 2.75% 7/31/2027	2.65 to 3.18	2,460,000	2,405,130
US Treasury Notes 2.75% 8/15/2032	3.18 to 4.25	7,776,000	7,266,307
US Treasury Notes 2.875% 5/15/2028	2.20 to 2.68	216,000	210,845
US Treasury Notes 2.875% 5/15/2032	2.98	120,000	113,428
US Treasury Notes 2.875% 5/31/2025	2.61	144,000	142,746
US Treasury Notes 2.875% 8/15/2028	2.75 to 3.24	113,000	110,126
US Treasury Notes 3% 10/31/2025	2.67	130,000	128,720
US Treasury Notes 3% 9/30/2025	2.76	148,000	146,582
US Treasury Notes 3.125% 11/15/2028	1.54 to 2.89	940,000	923,623
US Treasury Notes 3.125% 8/31/2027	3.33 to 4.09	1,900,000	1,876,473
US Treasury Notes 3.125% 8/31/2029	3.97	820,000	802,927
US Treasury Notes 3.25% 6/30/2027	3.04	70,000	69,409
US Treasury Notes 3.25% 6/30/2029	2.70	100,000	98,559
US Treasury Notes 3.375% 5/15/2033	3.62 to 3.96	3,460,000	3,363,904
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.20	2,820,000	2,813,611
US Treasury Notes 3.5% 1/31/2030	3.56 to 4.07	2,340,000	2,328,300
US Treasury Notes 3.5% 2/15/2033	4.08	180,000	176,864
US Treasury Notes 3.5% 4/30/2028	3.51 to 4.02	4,620,000	4,609,297
US Treasury Notes 3.5% 4/30/2030	3.88	660,000	656,313
US Treasury Notes 3.5% 9/30/2026	3.65	4,760,000	4,746,798
US Treasury Notes 3.5% 9/30/2029	3.57	3,350,000	3,340,055
US Treasury Notes 3.625% 3/31/2028	3.62 to 3.77	1,770,000	1,773,595
US Treasury Notes 3.625% 3/31/2030	3.45 to 3.74	3,450,000	3,452,291
US Treasury Notes 3.625% 9/15/2027	3.44 to 3.56	3,590,000	3,571,770
US Treasury Notes 3.625% 9/30/2031	3.66	1,290,000	1,287,581
US Treasury Notes 3.75% 12/31/2028	3.84 to 3.98	1,670,000	1,681,220
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	1,360,000	1,368,022
US Treasury Notes 3.75% 4/15/2026	3.74 to 4.07	3,540,000	3,540,138
US Treasury Notes 3.75% 5/31/2030	3.70 to 3.98	2,570,000	2,586,966
US Treasury Notes 3.75% 6/30/2030	4.30 to 4.39	1,600,000	1,610,500
US Treasury Notes 3.75% 8/15/2027	3.73	4,490,000	4,511,398
US Treasury Notes 3.75% 8/31/2026	3.59	1,840,000	1,842,659
US Treasury Notes 3.75% 8/31/2031	3.61 to 3.65	2,040,000	2,050,838
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.01	1,840,000	1,856,100
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.99	2,450,000	2,482,061
US Treasury Notes 3.875% 12/31/2027	3.58 to 3.89	2,950,000	2,978,294
US Treasury Notes 3.875% 8/15/2033	4.20 to 4.88	1,590,000	1,602,795
US Treasury Notes 3.875% 8/15/2034	3.75 to 3.92	5,240,000	5,276,862
US Treasury Notes 4% 1/15/2027	4.01	1,440,000	1,451,925
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	4,380,000	4,453,913
US Treasury Notes 4% 1/31/2031	3.91 to 4.34	3,980,000	4,058,512
US Treasury Notes 4% 10/31/2029	3.74 to 4.18	1,950,000	1,986,105
US Treasury Notes 4% 2/15/2026	3.85	720,000	721,941
US Treasury Notes 4% 2/15/2034	4.22 to 4.69	1,060,000	1,078,219
US Treasury Notes 4% 2/28/2030	3.49 to 3.59	1,610,000	1,640,879
US Treasury Notes 4% 2/29/2028	3.51 to 3.59	3,120,000	3,162,413
US Treasury Notes 4% 6/30/2028	4.13 to 4.43	5,210,000	5,287,947
US Treasury Notes 4% 7/31/2029	3.62	1,930,000	1,966,928
US Treasury Notes 4% 7/31/2030	4.07 to 4.32	1,800,000	1,835,227
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	2,270,000	2,305,912
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	2,940,000	3,024,180
US Treasury Notes 4.125% 2/15/2027	4.42 to 4.43	1,840,000	1,861,275
US Treasury Notes 4.125% 6/15/2026	4.50 to 4.53	2,680,000	2,698,111
US Treasury Notes 4.125% 7/31/2028	4.36 to 4.40	1,940,000	1,977,663
US Treasury Notes 4.125% 7/31/2031	3.70 to 3.96	7,100,000	7,299,761
US Treasury Notes 4.125% 8/31/2030	4.63	2,270,000	2,329,410
US Treasury Notes 4.125% 9/30/2027	4.00 to 4.37	4,180,000	4,247,109
US Treasury Notes 4.25% 1/31/2026	4.22 to 4.72	4,140,000	4,162,317
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	1,820,000	1,870,548
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.32	4,050,000	4,188,428
US Treasury Notes 4.25% 3/15/2027	4.37 to 4.40	1,280,000	1,299,750
US Treasury Notes 4.25% 6/30/2029	4.08 to 4.24	8,240,000	8,482,825
US Treasury Notes 4.25% 6/30/2031	4.11 to 4.16	7,480,000	7,743,553
US Treasury Notes 4.375% 11/30/2028	4.24 to 4.29	3,730,000	3,844,231
US Treasury Notes 4.375% 11/30/2030	3.81 to 4.36	2,370,000	2,465,448
US Treasury Notes 4.375% 5/15/2034	3.96 to 4.49	5,850,000	6,126,961
US Treasury Notes 4.375% 7/15/2027	3.71 to 4.24	12,670,000	12,936,056
US Treasury Notes 4.375% 7/31/2026	3.91 to 4.39	9,660,000	9,776,222
US Treasury Notes 4.375% 8/15/2026	4.66	720,000	729,000
US Treasury Notes 4.5% 11/15/2033	4.34 to 4.54	1,280,000	1,351,750
US Treasury Notes 4.5% 4/15/2027	4.87	440,000	449,573
US Treasury Notes 4.5% 5/15/2027	4.62 to 4.73	4,550,000	4,652,908
US Treasury Notes 4.5% 5/31/2029	4.49	1,280,000	1,331,200
US Treasury Notes 4.5% 7/15/2026	4.66 to 4.72	2,090,000	2,118,901
US Treasury Notes 4.625% 11/15/2026	4.42 to 4.47	2,850,000	2,906,889
US Treasury Notes 4.625% 2/28/2026	4.61	2,720,000	2,750,281
US Treasury Notes 4.625% 4/30/2031	4.51 to 4.70	2,500,000	2,641,113
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	2,450,000	2,588,961
US Treasury Notes 4.625% 6/30/2026	4.42 to 4.73	9,360,000	9,504,056
US Treasury Notes 4.625% 9/15/2026	4.79	2,240,000	2,280,163
US Treasury Notes 4.625% 9/30/2028	4.60	3,190,000	3,313,862
US Treasury Notes 4.875% 10/31/2028	4.82	860,000	901,992
US Treasury Notes 4.875% 10/31/2030	4.89	990,000	1,056,670
US Treasury Notes 4.875% 4/30/2026	4.95 to 5.03	8,790,000	8,940,048
US Treasury Notes 4.875% 5/31/2026	4.83 to 4.86	7,660,000	7,800,633
TOTAL U.S. TREASURY OBLIGATIONS (Cost $436,645,631)			424,035,476

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $13,084,582)	4.89	13,081,965	13,084,582

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $1,054,276,002)	1,001,749,722
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(30,214,184)
NET ASSETS - 100.0%	971,535,538

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 10/1/2054	(100,000)	(84,763)
Ginnie Mae II Pool 2.5% 10/1/2054	(300,000)	(264,251)
Ginnie Mae II Pool 5% 10/1/2054	(400,000)	(400,738)
Ginnie Mae II Pool 6% 10/1/2054	(1,100,000)	(1,118,466)
Uniform Mortgage Backed Securities 2% 10/1/2054	(1,350,000)	(1,116,281)
Uniform Mortgage Backed Securities 2.5% 10/1/2054	(425,000)	(366,745)
Uniform Mortgage Backed Securities 3% 10/1/2054	(1,900,000)	(1,705,250)
Uniform Mortgage Backed Securities 5.5% 10/1/2054	(500,000)	(505,840)
Uniform Mortgage Backed Securities 6% 10/1/2054	(800,000)	(817,531)
Uniform Mortgage Backed Securities 6.5% 10/1/2054	(1,600,000)	(1,649,563)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(8,029,428)

TOTAL TBA SALE COMMITMENTS (Proceeds $8,048,548)		(8,029,428)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,666,862 or 0.0% of net assets.

(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,187,186	195,383,763	184,486,199	235,352	(168)	-	13,084,582	0.0%
Total	2,187,186	195,383,763	184,486,199	235,352	(168)	-	13,084,582

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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